DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SA	Special Assessment

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.7%)
BRAZIL — (4.2%)
*	Alliar Medicos A Frente SA	200,100	$796,285
	Americanas SA	131,931	356,977
*	Anima Holding SA	148,300	128,406
	Atacadao SA	743,150	2,675,805
	Banco Bradesco SA, ADR	1,008,174	3,347,138
	Banco Bradesco SA	3,264,177	9,128,668
	Banco do Brasil SA	2,008,697	13,964,328
	Banco Santander Brasil SA	991,731	5,422,406
	Bemobi Mobile Tech SA	14,900	37,177
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	268,263	1,243,816
*	C&A MODAS SA	161,600	87,763
	Camil Alimentos SA	625,691	1,106,487
	Cia Brasileira de Distribuicao	684,958	2,159,151
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	2,164,569
	Cia Siderurgica Nacional SA	1,027,191	2,920,311
	Cielo SA	5,142,220	4,402,705
*	Cogna Educacao	45,400	19,830
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	889,191	2,170,519
	Direcional Engenharia SA	565,357	1,293,718
*	Embraer SA	1,284,592	2,917,214
#*	Embraer SA, Sponsored ADR	210,512	1,919,869
	Enauta Participacoes SA	621,873	2,227,113
	Eternit SA	24,500	53,554
	Even Construtora e Incorporadora SA	643,456	664,087
	Ez Tec Empreendimentos e Participacoes SA	91,000	296,879
*	Gafisa SA	122,800	29,192
	Gafisa SA, ADR	164,984	51,145
	Gerdau SA, Sponsored ADR	4,307,629	20,332,009
	Gerdau SA	20,266	76,770
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	272,127	237,725
	Guararapes Confeccoes SA	214,200	308,833
Ω	Hapvida Participacoes e Investimentos SA	620,964	739,286
	Hypera SA	100,900	830,547
*	International Meal Co. Alimentacao SA, Class A	610,842	194,795
	Iochpe-Maxion SA	945,790	2,864,369
*	IRB Brasil Resseguros SA	753,400	278,115
	JBS SA	2,879,650	17,776,236
	JHSF Participacoes SA	1,850,605	2,038,702
	JSL SA	12,300	12,100
	Lavvi Empreendimentos Imobiliarios Ltda	27,600	25,924
	M Dias Branco SA	154,000	927,137
*	Marisa Lojas SA	1,076,826	455,780
	Mills Estruturas e Servicos de Engenharia SA	24,300	36,163
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	16,200	15,373
	MRV Engenharia e Participacoes SA	1,055,365	1,868,372
	Natura & Co. Holding SA	1,728,143	5,203,701
#	Natura & Co. Holding SA, ADR	49,497	299,457
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	136,191,608
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	63,502,460
	Petroleo Brasileiro SA	10,301,883	73,589,145
	Positivo Tecnologia SA	293,208	388,745
	Romi SA	220,866	570,296
	Sao Carlos Empreendimentos e Participacoes SA	60,300	295,667
Ω	Ser Educacional SA	120,377	137,033
	SLC Agricola SA	237,915	2,027,802

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	TIM SA	2,431,631	$5,916,823
	Trisul SA	324,105	238,032
	Tupy SA	416,802	1,834,248
	Ultrapar Participacoes SA	737,116	1,807,851
	Usinas Siderurgicas de Minas Gerais SA Usiminas	517,000	832,340
	Vale SA	4,557,295	61,435,100
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	150,437	306,451
	Vibra Energia SA	413,699	1,331,263
TOTAL BRAZIL			466,511,370
CHILE — (0.5%)
	Banco de Credito e Inversiones SA	13,369	403,370
	Besalco SA	530,992	152,138
*	Camanchaca SA	1,334,309	77,266
	CAP SA	621,658	5,689,092
	Cementos BIO BIO SA	665,307	452,595
	Cencosud SA	6,853,229	9,362,252
	Cia Sud Americana de Vapores SA	46,485,243	5,029,754
	Cristalerias de Chile SA	264,624	903,263
	Empresa Nacional de Telecomunicaciones SA	750,842	2,483,003
	Empresas CMPC SA	4,232,913	7,191,865
	Empresas COPEC SA	1,706,534	13,976,496
	Empresas Hites SA	1,783,807	180,143
*	Empresas La Polar SA	10,052,007	92,700
	Enel Americas SA	13,898,479	1,406,660
	Falabella SA	459,804	1,025,642
	Grupo Security SA	4,381,567	634,552
	Inversiones Aguas Metropolitanas SA	2,240,879	982,296
	Itau CorpBanca Chile SA	568,841,776	1,229,092
	Masisa SA	9,310,884	204,589
	PAZ Corp. SA	1,562,812	443,297
	Ripley Corp. SA	599,024	89,405
	Salfacorp SA	2,166,869	598,288
	Sigdo Koppers SA	187,924	183,732
	SMU SA	2,511,693	256,437
	Sociedad Matriz SAAM SA	47,547,899	2,980,252
	Socovesa SA	3,702,080	363,593
	SONDA SA	207,261	68,083
	Vina Concha y Toro SA	1,226,377	1,649,641
TOTAL CHILE			58,109,496
CHINA — (28.5%)
*	21Vianet Group, Inc., ADR	386,159	1,992,580
	360 DigiTech, Inc., ADR	111,232	1,615,089
	360 Security Technology, Inc., Class A	1,083,600	1,189,381
*	361 Degrees International Ltd.	5,174,000	2,575,489
Ω	3SBio, Inc.	4,591,000	3,055,890
	5I5J Holding Group Co. Ltd., Class A	1,102,800	432,704
#	AAC Technologies Holdings, Inc.	3,635,500	7,048,615
#Ω	AAG Energy Holdings Ltd.	987,000	184,268
	Accelink Technologies Co. Ltd., Class A	171,600	453,811
	ADAMA Ltd., Class A	24,500	39,436
	Addsino Co. Ltd., Class A	227,700	386,363
	Advanced Technology & Materials Co. Ltd., Class A	275,600	385,183
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	990,874
	AECC Aviation Power Co. Ltd., Class A	345,407	2,555,003
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	419,623	597,892

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Agile Group Holdings Ltd.	10,528,999	$3,450,123
	Agricultural Bank of China Ltd., Class H	95,473,000	31,489,099
*	Air China Ltd., Class H	4,914,000	3,856,924
	Aisino Corp., Class A	596,467	949,647
#	Ajisen China Holdings Ltd.	3,383,000	370,694
*	Alibaba Group Holding Ltd.	8,685,000	97,649,523
Ω	A-Living Smart City Services Co. Ltd.	1,184,750	1,445,115
*	Alpha Group, Class A	286,500	200,733
	Aluminum Corp. of China Ltd., Class H	19,370,000	7,094,297
	Angang Steel Co. Ltd., Class H	8,699,632	2,883,188
	Anhui Conch Cement Co. Ltd., Class H	6,984,500	27,635,422
	Anhui Construction Engineering Group Co. Ltd., Class A	454,600	410,513
	Anhui Guangxin Agrochemical Co. Ltd., Class A	141,559	555,445
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	541,918
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	253,033
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	107,700	175,128
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	529,703	422,424
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	23,900	37,829
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	378,200	623,271
	Anhui Xinhua Media Co. Ltd., Class A	683,764	488,603
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	557,704	1,874,798
*	Anton Oilfield Services Group	15,908,000	863,355
	Aoshikang Technology Co. Ltd., Class A	98,600	419,945
	APT Satellite Holdings Ltd.	154,000	40,988
	Asia Cement China Holdings Corp.	2,918,000	1,443,147
Ω	AsiaInfo Technologies Ltd.	475,200	757,902
*	Asian Citrus Holdings Ltd.	1,479,000	20,045
	Avary Holding Shenzhen Co. Ltd., Class A	505,739	2,311,950
	AVIC Electromechanical Systems Co. Ltd., Class A	27,400	48,133
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,732,900	1,324,044
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	6,919,557
Ω	BAIC Motor Corp. Ltd., Class H	10,414,500	2,802,616
#*	Baidu, Inc., Sponsored ADR	797,208	108,874,697
Ω	BAIOO Family Interactive Ltd.	1,124,000	71,376
	Bank of Beijing Co. Ltd., Class A	5,995,822	3,714,024
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,510,226
	Bank of Chengdu Co. Ltd., Class A	1,372,128	3,141,786
	Bank of China Ltd., Class H	271,691,817	96,609,580
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,607,522
	Bank of Communications Co. Ltd., Class H	38,551,574	22,946,400
	Bank of Guiyang Co. Ltd., Class A	667,351	555,113
	Bank of Hangzhou Co. Ltd., Class A	1,844,805	3,919,955
	Bank of Jiangsu Co. Ltd., Class A	4,149,605	4,440,956
	Bank of Nanjing Co. Ltd., Class A	3,593,931	5,519,056
	Bank of Ningbo Co. Ltd., Class A	1,916,781	8,893,912
	Bank of Shanghai Co. Ltd., Class A	3,689,247	3,266,650
	Bank of Suzhou Co. Ltd., Class A	719,108	684,893
*	Bank of Tianjin Co. Ltd., Class H	29,000	7,673
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	442,858	77,758
	Baoshan Iron & Steel Co. Ltd., Class A	7,814,777	6,592,155
*	Baoye Group Co. Ltd., Class H	1,561,120	790,559
*	Baozun, Inc., Class A	21,400	63,210
	BBMG Corp., Class H	15,872,000	2,205,615
	Befar Group Co. Ltd., Class A	254,600	217,342
	Beibuwan Port Co. Ltd., Class A	258,100	300,892
	Beijing Capital Development Co. Ltd., Class A	425,200	281,256
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,398,608
*	Beijing Capital International Airport Co. Ltd., Class H	11,178,000	6,571,030
*	Beijing Energy International Holding Co. Ltd.	4,182,000	123,088

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	345,000	$428,480
*	Beijing Enterprises Clean Energy Group Ltd.	4,880,000	49,739
	Beijing Enterprises Holdings Ltd.	3,043,000	9,752,756
	Beijing Enterprises Water Group Ltd.	17,900,000	5,426,934
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	306,228	594,033
	Beijing Haixin Energy Technology Co. Ltd., Class A	370,200	275,264
*	Beijing Health Holdings Ltd.	3,048,000	31,175
*	Beijing Jetsen Technology Co. Ltd., Class A	647,900	526,183
*	Beijing Jingyuntong Technology Co. Ltd., Class A	445,300	600,927
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	34,500	133,320
	Beijing New Building Materials PLC, Class A	244,800	1,046,667
	Beijing North Star Co. Ltd., Class H	5,602,000	684,794
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	719,200	263,788
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	375,300	504,198
	Beijing Originwater Technology Co. Ltd., Class A	775,200	640,766
	Beijing Shiji Information Technology Co. Ltd., Class A	188,157	397,784
	Beijing Shougang Co. Ltd., Class A	854,866	537,259
	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	320,404
	Beijing Sinnet Technology Co. Ltd., Class A	488,228	696,574
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	604,045
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	212,327
*	Beijing Thunisoft Corp. Ltd., Class A	169,434	179,698
	Beijing Ultrapower Software Co. Ltd., Class A	321,500	201,981
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	105,349
	Beijing Yanjing Brewery Co. Ltd., Class A	1,317,929	1,624,006
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,925,756	2,709,594
	Bengang Steel Plates Co., Ltd., Class A	162,600	84,871
	Best Pacific International Holdings Ltd., Class H	396,000	86,925
	Bestsun Energy Co. Ltd., Class A	173,200	122,713
	Better Life Commercial Chain Share Co. Ltd., Class A	445,530	415,611
	BGI Genomics Co. Ltd., Class A	107,600	990,944
	Biem.L.Fdlkk Garment Co. Ltd., Class A	73,725	234,337
	BII Railway Transportation Technology Holdings Co. Ltd.	112,000	5,192
	Black Peony Group Co. Ltd., Class A	67,400	77,817
*	Blue Sail Medical Co. Ltd., Class A	449,800	584,654
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	971,800	860,042
	BOE Technology Group Co. Ltd., Class A	13,370,757	7,726,826
*	Bohai Leasing Co. Ltd., Class A	2,291,900	734,560
*	Boyaa Interactive International Ltd.	1,454,000	74,550
	Bright Dairy & Food Co. Ltd., Class A	630,905	1,133,519
	Bright Real Estate Group Co. Ltd., Class A	171,200	59,248
*††	Brilliance China Automotive Holdings Ltd.	16,650,000	2,934,563
	B-Soft Co. Ltd., Class A	175,600	181,503
	BTG Hotels Group Co. Ltd., Class A	200,100	621,460
	BYD Electronic International Co. Ltd.	2,848,000	7,317,071
	C C Land Holdings Ltd.	15,977,429	4,077,984
	C&D International Investment Group Ltd.	480,256	1,168,335
	C&S Paper Co. Ltd., Class A	213,200	354,743
	Cabbeen Fashion Ltd.	1,514,000	320,138
	Caitong Securities Co. Ltd., Class A	674,310	730,155
	Camel Group Co. Ltd., Class A	216,320	374,139
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	117,900	109,948
	Canny Elevator Co. Ltd., Class A	211,052	253,930
*	Capital Environment Holdings Ltd.	12,116,000	279,417
	Carrianna Group Holdings Co. Ltd.	3,478,391	238,413
*	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,737,117
	CECEP Wind-Power Corp., Class A	941,500	762,787

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Central China Management Co. Ltd.	7,334,350	$802,234
#	Central China New Life Ltd.	61,000	25,850
#	Central China Real Estate Ltd.	5,373,836	472,573
	Central China Securities Co. Ltd., Class H	217,000	32,906
#	CGN New Energy Holdings Co. Ltd.	6,484,000	2,598,994
	CGN Nuclear Technology Development Co. Ltd., Class A	179,700	230,368
	Changchun Faway Automobile Components Co. Ltd., Class A	121,820	180,524
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,018,076
#	Chaowei Power Holdings Ltd.	3,472,000	886,247
*	Cheetah Mobile, Inc., ADR	209,931	153,019
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	284,608	495,289
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	348,750
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	174,090
	Chengdu Wintrue Holding Co. Ltd., Class A	136,700	295,021
	Chengtun Mining Group Co. Ltd., Class A	610,764	715,415
	Chenguang Biotech Group Co., Ltd., Class A	18,400	40,120
	China Aerospace International Holdings Ltd.	12,534,000	710,326
	China Aircraft Leasing Group Holdings Ltd.	896,000	546,470
	China BlueChemical Ltd., Class H	11,206,878	3,032,066
Ω	China Bohai Bank Co. Ltd., Class H	869,000	154,815
#*	China Boton Group Co. Ltd.	262,000	105,560
	China CAMC Engineering Co. Ltd., Class A	347,300	419,206
	China Cinda Asset Management Co. Ltd., Class H	45,994,000	6,335,734
	China CITIC Bank Corp. Ltd., Class H	35,552,112	14,860,075
	China Coal Energy Co. Ltd., Class H	11,535,000	8,973,388
††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	1,748,669
	China Communications Services Corp. Ltd., Class H	14,763,071	6,002,166
*	China Conch Environment Protection Holdings Ltd.	2,523,500	1,998,179
	China Conch Venture Holdings Ltd.	2,833,500	5,493,268
	China Construction Bank Corp., Class H	437,755,101	279,554,861
	China CSSC Holdings Ltd., Class A	375,700	1,303,082
*	China CYTS Tours Holding Co. Ltd., Class A	418,760	675,264
	China Design Group Co. Ltd., Class A	48,100	65,214
*	China Dili Group	4,137,899	728,618
	China Dongxiang Group Co. Ltd.	4,834,000	240,434
#*	China Eastern Airlines Corp. Ltd., Class H	12,862,000	4,686,420
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	198,015
*	China Energy Engineering Corp Ltd	7,387,830	2,514,853
#	China Energy Engineering Corp. Ltd., Class H	2,124,000	281,628
	China Everbright Bank Co. Ltd., Class H	13,495,000	4,092,823
#Ω	China Everbright Greentech Ltd.	3,443,000	780,578
	China Everbright Ltd.	7,559,869	5,744,341
*††	China Financial Services Holdings Ltd.	94,200	3,826
	China Foods Ltd.	2,242,000	713,909
	China Galaxy Securities Co. Ltd., Class H	16,407,500	8,113,965
	China Gas Holdings Ltd.	11,940,000	18,353,510
	China Glass Holdings Ltd.	4,496,000	722,010
	China Gold International Resources Corp. Ltd.	162,500	454,920
*	China Grand Automotive Services Group Co. Ltd., Class A	217,500	87,257
	China Great Wall Securities Co. Ltd., Class A	307,400	411,053
	China Greatwall Technology Group Co. Ltd., Class A	484,000	695,491
	China Hanking Holdings Ltd.	911,000	123,025
#	China Harmony Auto Holding Ltd.	5,140,000	1,736,095
*††	China High Precision Automation Group Ltd.	429,000	12,501
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	267,626
*	China High Speed Transmission Equipment Group Co. Ltd.	1,889,000	1,221,608
	China Hongqiao Group Ltd.	10,475,000	10,915,728
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	46,911,000	2,055,206
††	China Huiyuan Juice Group Ltd.	4,269,983	190,710

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China International Marine Containers Group Co. Ltd., Class H	4,735,020	$4,582,448
#	China Isotope & Radiation Corp.	8,000	18,552
	China Jinmao Holdings Group Ltd.	30,378,580	7,049,851
	China Jushi Co. Ltd., Class A	1,274,148	2,829,365
	China Kepei Education Group Ltd.	1,630,000	382,511
	China Lesso Group Holdings Ltd.	6,814,000	8,350,974
	China Life Insurance Co. Ltd., Class H	12,760,000	19,004,996
	China Lilang Ltd.	1,763,000	829,723
#*	China Longevity Group Co. Ltd.	1,152,649	37,737
*	China Maple Leaf Educational Systems Ltd.	7,422,000	335,649
	China Medical System Holdings Ltd.	4,164,000	6,619,538
	China Meheco Co. Ltd., Class A	425,320	917,416
	China Merchants Bank Co. Ltd., Class H	11,168,500	60,346,732
	China Merchants Energy Shipping Co. Ltd., Class A	1,571,640	1,615,208
	China Merchants Land Ltd.	11,986,000	993,480
	China Merchants Port Holdings Co. Ltd.	6,483,231	10,456,467
	China Merchants Property Operation & Service Co. Ltd., Class A	61,900	150,489
Ω	China Merchants Securities Co. Ltd., Class H	782,020	724,604
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,361,110	2,769,591
*††	China Metal Recycling Holdings Ltd.	3,259,800	0
#	China Minsheng Banking Corp. Ltd., Class H	19,482,900	6,354,259
#	China Modern Dairy Holdings Ltd.	9,980,000	1,310,740
	China Molybdenum Co. Ltd., Class H	6,585,000	3,232,824
	China National Accord Medicines Corp. Ltd., Class A	214,406	920,162
	China National Building Material Co. Ltd., Class H	25,305,250	25,399,487
	China National Medicines Corp. Ltd., Class A	258,300	1,004,880
	China National Nuclear Power Co. Ltd., Class A	5,075,483	4,654,094
Ω	China New Higher Education Group Ltd.	2,511,000	799,472
*	China New Town Development Co. Ltd.	11,705,522	108,150
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	193,400	139,296
*	China Oil & Gas Group Ltd.	18,900,000	758,251
	China Oilfield Services Ltd., Class H	8,924,000	8,220,575
	China Oriental Group Co. Ltd.	7,404,000	1,491,599
	China Overseas Grand Oceans Group Ltd.	10,972,500	5,287,290
	China Overseas Land & Investment Ltd.	19,311,000	53,364,385
	China Pacific Insurance Group Co. Ltd., Class H	10,245,400	21,884,421
	China Petroleum & Chemical Corp., ADR	668,856	31,389,403
	China Petroleum & Chemical Corp., Class H	68,947,575	32,505,761
	China Pioneer Pharma Holdings Ltd.	462,000	149,634
*††	China Properties Group Ltd.	3,380,000	33,499
	China Publishing & Media Co. Ltd., Class A	477,385	327,839
	China Railway Group Ltd., Class H	16,082,000	9,573,528
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	1,885,532
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	235,621
*	China Rare Earth Holdings Ltd.	4,650,600	308,144
	China Reinsurance Group Corp., Class H	24,824,000	1,961,734
Ω	China Renaissance Holdings Ltd.	112,700	129,983
	China Resources Cement Holdings Ltd.	14,722,000	9,055,492
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	512,181	1,587,503
	China Resources Gas Group Ltd.	2,750,000	11,540,185
#	China Resources Land Ltd.	17,748,000	74,120,599
	China Resources Medical Holdings Co. Ltd.	5,256,500	3,199,519
Ω	China Resources Pharmaceutical Group Ltd.	9,373,500	5,621,637
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	403,131	2,170,150
	China Risun Group Ltd.	1,815,000	716,587
	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	788,231
	China SCE Group Holdings Ltd.	10,475,000	919,415
	China Science Publishing & Media Ltd., Class A	232,700	265,636

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	China Shengmu Organic Milk Ltd.	729,000	$34,403
	China Shenhua Energy Co. Ltd., Class H	16,463,000	46,530,024
	China Shineway Pharmaceutical Group Ltd.	1,989,000	1,583,871
#	China Shuifa Singyes Energy Holdings Ltd.	926,000	136,685
*	China Silver Group Ltd.	8,388,000	415,754
#	China South City Holdings Ltd.	26,638,000	1,801,101
	China South Publishing & Media Group Co. Ltd., Class A	602,000	796,890
*	China Southern Airlines Co. Ltd., Class H	7,060,000	3,823,499
	China Starch Holdings Ltd.	13,595,000	486,094
	China State Construction Engineering Corp. Ltd., Class A	14,794,906	11,069,210
	China Sunshine Paper Holdings Co. Ltd.	1,963,000	500,513
	China Taiping Insurance Holdings Co. Ltd.	9,944,000	10,485,712
#*	China Tianrui Group Cement Co. Ltd.	45,000	35,996
	China Tianying, Inc., Class A	948,700	945,055
Ω	China Tower Corp. Ltd., Class H	148,092,000	19,052,420
	China Traditional Chinese Medicine Holdings Co. Ltd.	17,102,000	7,260,120
*	China TransInfo Technology Co. Ltd., Class A	366,100	556,648
*	China Travel International Investment Hong Kong Ltd.	13,581,631	2,562,103
*	China Tungsten & Hightech Materials Co. Ltd., Class A	302,733	796,887
	China Vanke Co. Ltd., Class H	8,314,005	15,813,873
Ω	China Vast Industrial Urban Development Co. Ltd.	1,490,000	443,904
	China West Construction Group Co. Ltd., Class A	358,900	415,584
*††	China Wood Optimization Holding Ltd.	88,000	1,892
Ω	China Xinhua Education Group Ltd.	294,000	43,664
	China XLX Fertiliser Ltd.	1,879,000	1,214,722
	China Yongda Automobiles Services Holdings Ltd.	5,088,000	4,387,221
*	China ZhengTong Auto Services Holdings Ltd.	6,131,500	398,494
*	China Zheshang Bank Co. Ltd., Class H	24,000	11,210
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	270,700	111,392
#*††	China Zhongwang Holdings Ltd.	13,622,954	546,661
*	Chindata Group Holdings Ltd., ADR	59,800	426,972
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	536,800	742,574
	Chongqing Changan Automobile Co. Ltd., Class A	1,560,666	4,264,082
	Chongqing Department Store Co. Ltd., Class A	222,784	739,064
*	Chongqing Dima Industry Co. Ltd., Class A	1,242,992	398,146
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	97,996
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	76,556
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,755,000	4,786,517
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	158,100	169,815
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	662,300	695,310
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	62,383
#	CIFI Holdings Group Co. Ltd.	21,292,642	5,782,911
#	CIMC Enric Holdings Ltd.	3,824,000	3,554,816
	Cinda Real Estate Co. Ltd., Class A	783,100	691,224
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	286,238
	CITIC Ltd.	20,793,483	22,489,879
	CITIC Resources Holdings Ltd.	15,150,000	948,271
	CITIC Securities Co. Ltd., Class H	5,618,325	11,552,313
*	Citychamp Watch & Jewellery Group Ltd.	476,000	72,068
*	CMGE Technology Group Ltd.	914,000	248,952
	CMST Development Co. Ltd., Class A	383,900	317,210
*	CNFinance Holdings Ltd., ADR	5,312	12,377
	CNHTC Jinan Truck Co. Ltd., Class A	340,258	661,326
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	1,053,858
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	112,188	338,607
	COFCO Biotechnology Co. Ltd., Class A	469,400	605,943
	COFCO Joycome Foods Ltd.	6,165,000	2,674,735
*††	Colour Life Services Group Co. Ltd.	2,811,548	166,546
*	Comba Telecom Systems Holdings Ltd.	1,318,000	238,264

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	35,720,000	$3,363,415
	Consun Pharmaceutical Group Ltd.	2,327,000	1,275,165
*	Coolpad Group Ltd.	13,182,079	204,641
	COSCO SHIPPING Development Co. Ltd., Class H	13,811,000	2,240,648
#*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,808,000	5,368,641
	COSCO SHIPPING Holdings Co. Ltd., Class H	5,678,500	8,519,351
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,614,000	988,537
	COSCO SHIPPING Ports Ltd.	12,308,389	9,188,474
*Ω	Cosmo Lady China Holdings Co. Ltd.	642,000	24,436
#	Country Garden Holdings Co. Ltd.	37,862,106	14,642,008
	CPMC Holdings Ltd.	4,066,000	1,604,014
*	CPT Technology Group Co., Ltd., Class A	130,200	40,418
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	391,098
#*	Crazy Sports Group Ltd.	8,236,000	303,815
	CSG Holding Co. Ltd., Class A	567,849	562,146
	CSSC Hong Kong Shipping Co. Ltd.	782,000	144,357
	CTS International Logistics Corp. Ltd., Class A	337,870	460,029
	D&O Home Collection Group Co. Ltd., Class A	79,257	97,149
Ω	Dali Foods Group Co. Ltd.	3,807,500	1,812,883
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	737,969
	Daqin Railway Co. Ltd., Class A	6,459,961	5,804,131
	Dare Power Dekor Home Co. Ltd., Class A	144,600	187,643
	Dashang Co. Ltd., Class A	178,708	461,548
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	109,568
	Dazhong Transportation Group Co. Ltd., Class A	359,539	167,691
	Dazzle Fashion Co. Ltd., Class A	185,600	389,329
	DBG Technology Co. Ltd., Class A	298,278	492,710
*	Deppon Logistics Co. Ltd., Class A	195,700	388,107
	Dexin China Holdings Co. Ltd.	1,058,000	293,381
	DHC Software Co. Ltd., Class A	701,900	645,284
	Digital China Group Co. Ltd., Class A	227,300	624,544
	Digital China Holdings Ltd.	3,613,000	1,612,211
	Digital China Information Service Co. Ltd., Class A	316,700	529,116
	Dong-E-E-Jiao Co. Ltd., Class A	202,013	1,074,431
	Dongfang Electric Corp. Ltd., Class H	1,237,400	1,564,336
	Dongfang Electronics Co. Ltd., Class A	289,100	350,668
	Dongfeng Motor Group Co. Ltd., Class H	13,572,000	9,378,178
	Dongguan Development Holdings Co. Ltd., Class A	107,700	161,312
#	Dongjiang Environmental Co. Ltd., Class H	51,000	18,970
	Dongxing Securities Co. Ltd., Class A	763,900	931,946
	Dongyue Group Ltd.	4,395,000	4,780,163
	Dynagreen Environmental Protection Group Co. Ltd., Class H	582,000	226,686
	E-Commodities Holdings Ltd.	5,880,000	1,343,704
	Edvantage Group Holdings Ltd.	269,291	75,457
	Elion Energy Co. Ltd., Class A	807,498	594,303
	Enjoyor Technology Co. Ltd., Class A	103,300	118,942
	ENN Natural Gas Co. Ltd., Class A	219,900	563,694
	Essex Bio-technology Ltd.	207,000	93,668
	Eternal Asia Supply Chain Management Ltd., Class A	205,500	198,187
#	EVA Precision Industrial Holdings Ltd.	3,990,000	1,070,977
	Everbright Jiabao Co. Ltd., Class A	607,266	302,452
#Ω	Everbright Securities Co. Ltd., Class H	1,237,000	787,263
*	Fang Holdings Ltd., ADR	3,666	3,666
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	962,112
	Fangda Special Steel Technology Co. Ltd., Class A	631,970	629,799
	Fanhua, Inc., Sponsored ADR	2,527	13,305
#	Far East Horizon Ltd.	7,898,000	6,509,827
	FAW Jiefang Group Co. Ltd., Class A	724,752	937,333
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	327,778	703,550

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	FIH Mobile Ltd.	2,738,000	$366,520
	Financial Street Holdings Co. Ltd., Class A	569,730	485,176
	FinVolution Group, ADR	225,647	945,461
	First Capital Securities Co. Ltd., Class A	390,100	354,115
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	216,100	266,205
#	Fosun International Ltd.	11,571,683	9,116,909
	Founder Securities Co. Ltd., Class A	1,689,907	1,650,239
	Foxconn Industrial Internet Co. Ltd., Class A	2,051,093	3,063,164
	FriendTimes, Inc.	338,000	50,310
	Fu Shou Yuan International Group Ltd.	3,066,000	2,088,682
*	Fuan Pharmaceutical Group Co. Ltd., Class A	571,196	327,115
	Fufeng Group Ltd.	9,658,000	5,600,309
	Fujian Funeng Co. Ltd., Class A	169,724	297,878
	Fujian Longking Co. Ltd., Class A	325,100	586,820
	Fujian Star-net Communication Co. Ltd., Class A	15,100	50,600
	Fujian Sunner Development Co. Ltd., Class A	579,198	1,702,504
	Fulongma Group Co. Ltd., Class A	164,900	263,860
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	48,700	295,139
	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	431,637
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	733,555
	GCL Energy Technology Co. Ltd.	170,100	439,431
*	GCL Technology Holdings Ltd.	28,393,000	12,425,698
*	GDS Holdings Ltd., Class A	480,600	1,646,137
	Geely Automobile Holdings Ltd.	20,810,000	41,264,020
	GEM Co. Ltd., Class A	1,160,200	1,684,473
	Gemdale Corp., Class A	1,233,354	2,146,004
	Gemdale Properties & Investment Corp. Ltd.	33,376,000	2,761,344
Ω	Genertec Universal Medical Group Co. Ltd.	5,727,000	3,602,799
*	Genimous Technology Co. Ltd., Class A	124,700	108,994
	GF Securities Co. Ltd., Class H	3,410,200	4,514,369
	Giant Network Group Co. Ltd., Class A	235,500	293,479
*	Glorious Property Holdings Ltd.	18,846,000	322,148
*	Glory Land Co. Ltd.	5,757,000	144,206
#*	Glory Sun Financial Group Ltd.	2,780,000	11,717
	Goldcard Smart Group Co. Ltd.	156,680	234,336
	Golden Eagle Retail Group Ltd.	12,000	8,447
	GoldenHome Living Co. Ltd., Class A	68,570	260,464
	Goldenmax International Technology Ltd., Class A	301,200	409,830
	Goldlion Holdings Ltd.	1,887,000	326,836
	Goldpac Group Ltd.	1,296,000	267,624
*	Grand Baoxin Auto Group Ltd.	5,544,500	360,921
*	Grand Industrial Holding Group Co. Ltd.	23,400	38,852
	Grand Pharmaceutical Group Ltd., Class L	3,220,000	1,784,166
*	Grandjoy Holdings Group Co. Ltd., Class A	1,447,500	771,858
*	Greattown Holdings Ltd., Class A	1,264,000	615,597
	Greatview Aseptic Packaging Co. Ltd.	1,449,000	272,800
	Gree Electric Appliances, Inc. of Zhuhai, Class A	1,066,200	5,269,789
	Greenland Holdings Corp. Ltd., Class A	3,512,040	1,851,526
#	Greenland Hong Kong Holdings Ltd.	7,597,575	881,038
#	Greentown China Holdings Ltd.	5,374,091	10,622,752
	GRG Banking Equipment Co. Ltd., Class A	676,700	924,499
	Guangdong Advertising Group Co. Ltd., Class A	274,737	193,621
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	456,228
	Guangdong Dongpeng Holdings Co. Ltd.	35,600	42,886
	Guangdong Dowstone Technology Co., Ltd., Class A	98,899	326,247
*	Guangdong HEC Technology Holding Co. Ltd., Class A	886,400	1,522,719
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	465,100	342,056
	Guangdong Hybribio Biotech Co. Ltd., Class A	79,600	242,984
	Guangdong Provincial Expressway Development Co. Ltd., Class A	47,100	53,411

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	$173,256
	Guangdong South New Media Co. Ltd., Class A	10,100	51,784
	Guangdong Tapai Group Co. Ltd., Class A	353,173	432,819
	Guanghui Energy Co. Ltd., Class A	2,151,138	3,115,227
*	Guangshen Railway Co. Ltd., Class H	8,703,999	1,474,036
	Guangxi Liugong Machinery Co. Ltd., Class A	354,190	338,407
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	379,346
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,722,300	726,978
	Guangzhou Automobile Group Co. Ltd., Class H	8,966,000	8,415,952
	Guangzhou Baiyun International Airport Co. Ltd., Class A	61,270	117,747
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	700,000	1,849,213
	Guangzhou Haige Communications Group, Inc. Co., Class A	480,200	638,241
	Guangzhou KDT Machinery Co. Ltd., Class A	27,900	65,553
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	764,356	727,245
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	202,300	234,328
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	1,198,472
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	391,400	315,960
	Guomai Technologies, Inc., Class A	418,400	360,233
	Guosen Securities Co. Ltd., Class A	1,174,527	1,607,493
*	Guosheng Financial Holding, Inc., Class A	257,924	319,389
#Ω	Guotai Junan Securities Co. Ltd., Class H	1,740,600	2,069,094
	Guoyuan Securities Co. Ltd., Class A	771,550	741,284
	Haier Smart Home Co. Ltd., Class A	1,721,796	6,344,269
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	32,160	95,110
*	Hainan Meilan International Airport Co. Ltd., Class H	399,000	978,852
	Haitian International Holdings Ltd.	1,300,000	3,111,057
	Haitong Securities Co. Ltd., Class H	10,983,200	7,356,006
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	158,000	16,287
*	Hand Enterprise Solutions Co. Ltd., Class A	310,700	405,790
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	275,500	792,800
	Hangcha Group Co. Ltd., Class A	166,900	369,758
	Hangxiao Steel Structure Co. Ltd., Class A	585,322	528,289
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	269,400	381,351
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	274,300	1,571,993
	Han's Laser Technology Industry Group Co. Ltd., Class A	460,014	2,172,711
*Ω	Harbin Bank Co. Ltd., Class H	1,611,000	125,210
*	Harbin Electric Co. Ltd., Class H	3,979,474	1,151,397
	HBIS Resources Co. Ltd., Class A	58,300	109,936
*	HC Group, Inc.	1,280,000	71,740
	Health & Happiness H&H International Holdings Ltd.	558,000	671,004
*	Hebei Construction Group Corp. Ltd., Class H	322,500	41,126
#	Hello Group, Inc., Sponsored ADR	458,507	2,054,111
	Henan Lingrui Pharmaceutical Co., Class A	325,900	569,041
	Henan Pinggao Electric Co. Ltd., Class A	382,800	488,508
*	Henan Senyuan Electric Co. Ltd., Class A	116,300	57,089
	Henan Shenhuo Coal & Power Co. Ltd., Class A	607,600	1,298,967
	Henan Thinker Automatic Equipment Co. Ltd., Class A	46,788	92,954
	Henan Yuguang Gold & Lead Co. Ltd., Class A	53,100	42,433
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	278,931
	Hengan International Group Co. Ltd.	2,689,000	13,015,336
*	Hengdeli Holdings Ltd.	14,156,000	461,396
	Hengli Petrochemical Co. Ltd., Class A	1,628,274	4,885,647
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,521,554
	Hengyi Petrochemical Co. Ltd., Class A	1,565,641	2,176,493
	Hesteel Co. Ltd., Class A	3,844,300	1,595,014
	Hexing Electrical Co. Ltd., Class A	202,190	489,397
*	Hi Sun Technology China Ltd.	9,864,000	1,164,966
	Hisense Home Appliances Group Co. Ltd., Class H	504,000	581,975
*	Holitech Technology Co. Ltd., Class A	1,226,800	536,050

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hongda Xingye Co. Ltd., Class A	819,256	$447,368
*	Honghua Group Ltd.	15,729,000	480,368
*	Hongli Zhihui Group Co. Ltd., Class A	40,600	52,927
*††Ω	Honworld Group Ltd.	1,002,500	73,509
Ω	Hope Education Group Co. Ltd.	5,706,000	480,150
#	Hopson Development Holdings Ltd.	4,970,350	6,569,300
††	Hua Han Health Industry Holdings Ltd.	17,852,160	128,037
*Ω	Hua Hong Semiconductor Ltd.	1,936,000	5,798,698
	Huaan Securities Co. Ltd., Class A	1,731,080	1,114,967
	Huadong Medicine Co. Ltd., Class A	542,438	3,629,916
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,079,100	1,245,425
	Huafon Chemical Co. Ltd., Class A	859,548	971,201
*	Huafon Microfibre Shanghai Technology Co. Ltd.	680,900	402,915
	Huafu Fashion Co. Ltd., Class A	458,898	250,400
	Huagong Tech Co. Ltd., Class A	203,200	667,138
	Huaibei Mining Holdings Co. Ltd., Class A	390,800	756,297
	Huapont Life Sciences Co. Ltd., Class A	469,100	411,535
#Ω	Huatai Securities Co. Ltd., Class H	5,375,400	7,090,749
	Huaxi Securities Co. Ltd., Class A	1,072,555	1,185,642
	Huaxia Bank Co. Ltd., Class A	3,721,400	2,830,153
	Huaxin Cement Co. Ltd., Class A	624,228	1,664,579
	Huayu Automotive Systems Co. Ltd., Class A	1,269,645	4,135,190
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,614,997	804,810
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	398,494	1,435,145
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	268,600	1,488,414
	Huishang Bank Corp. Ltd., Class H	1,603,900	515,979
	Humanwell Healthcare Group Co. Ltd., Class A	103,200	269,215
	Hunan Aihua Group Co. Ltd., Class A	97,600	373,901
	Hunan Gold Corp. Ltd., Class A	391,600	717,552
	Hunan Valin Steel Co. Ltd., Class A	1,767,160	1,194,500
#*	HUYA, Inc., ADR	200,914	663,016
*	Hytera Communications Corp. Ltd., Class A	591,700	466,835
#*Ω	iDreamSky Technology Holdings Ltd.	286,000	173,696
Ω	IMAX China Holding, Inc.	33,100	29,573
	Industrial & Commercial Bank of China Ltd., Class H	196,666,996	103,975,407
	Industrial Bank Co. Ltd., Class A	7,629,753	20,155,566
	Industrial Securities Co. Ltd., Class A	1,722,840	1,655,030
	Infore Environment Technology Group Co. Ltd., Class A	369,156	279,311
#*Ω	Ingdan, Inc.	1,339,000	371,653
#*	Inke Ltd.	1,693,000	260,712
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	10,243,400	3,442,030
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	804,437	1,594,511
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	185,220	502,114
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,259,159
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	203,800	229,693
	Inner Mongolia Yitai Coal Co. Ltd., Class H	312,500	420,735
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	1,026,040
	Inspur Electronic Information Industry Co. Ltd., Class A	265,200	957,326
	Intco Medical Technology Co. Ltd., Class A	133,513	456,230
*	IRICO Group New Energy Co. Ltd., Class H	13,600	16,973
	JCET Group Co. Ltd., Class A	574,046	2,153,716
*	JH Educational Technology, Inc.	104,000	49,937
*	Jiajiayue Group Co. Ltd., Class A	220,300	399,350
	Jiangling Motors Corp. Ltd., Class A	245,529	672,764
*	Jiangnan Group Ltd.	14,145,000	405,814
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	5,568	95,023
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	791,562	908,324
	Jiangsu Eastern Shenghong Co. Ltd., Class A	7,953	23,326

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Guotai International Group Co. Ltd., Class A	521,260	$756,522
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	743,220	539,238
	Jiangsu Linyang Energy Co. Ltd., Class A	342,000	488,524
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	214,800	434,764
	Jiangsu Provincial Agricultural Reclamation & Development Corp	578,561	1,133,907
	Jiangsu Shagang Co. Ltd., Class A	330,800	222,724
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	228,000	939,531
	Jiangsu Sopo Chemical Co., Class A	25,229	40,017
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	311,400	1,246,293
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	789,739
*	Jiangsu Zhongtian Technology Co. Ltd., Class A	816,000	2,793,151
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,284,700	538,105
	Jiangxi Copper Co. Ltd., Class H	5,211,000	6,383,483
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	346,048
	Jiangzhong Pharmaceutical Co. Ltd., Class A	302,480	676,336
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	83,700	78,931
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	543,856	1,168,085
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,714
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	470,200	185,962
#	Jinchuan Group International Resources Co. Ltd.	1,450,000	155,355
#*	Jingrui Holdings Ltd.	3,534,000	265,616
#*	JinkoSolar Holding Co. Ltd., ADR	209,548	13,897,223
*	Jinmao Property Services Co. Ltd.	458,891	235,958
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	1,358,888
	Jinneng Science&Technology Co. Ltd., Class A	386,533	560,245
	Jiuzhitang Co. Ltd., Class A	421,200	558,477
	Jizhong Energy Resources Co. Ltd., Class A	1,185,500	1,184,304
	JNBY Design Ltd.	406,000	378,138
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	851,916	1,395,765
	Jointown Pharmaceutical Group Co. Ltd., Class A	866,722	1,459,405
*	Joy City Property Ltd.	20,036,000	712,732
#	JOYY, Inc., ADR	208,091	5,387,476
	JSTI Group, Class A	308,575	302,854
	Ju Teng International Holdings Ltd.	5,890,249	1,066,964
*	Juneyao Airlines Co. Ltd., Class A	150,100	332,174
	Jutal Offshore Oil Services Ltd.	590,000	39,168
*	Kaisa Prosperity Holdings Ltd.	23,000	11,745
*Ω	Kangda International Environmental Co. Ltd.	3,759,000	301,520
*	Kasen International Holdings Ltd.	2,592,000	156,581
	Kehua Data Co. Ltd., Class A	111,390	649,351
	Keshun Waterproof Technologies Co. Ltd., Class A	135,200	214,393
	Kinetic Development Group Ltd.	296,000	21,878
	Kingboard Holdings Ltd.	4,205,845	12,305,067
	Kingboard Laminates Holdings Ltd.	4,804,500	4,403,242
	KingClean Electric Co. Ltd., Class A	31,232	143,530
	Kingfa Sci & Tech Co. Ltd., Class A	537,800	806,035
	Kingsoft Corp. Ltd.	2,980,000	9,950,097
	Konka Group Co. Ltd., Class A	271,000	214,090
	KPC Pharmaceuticals, Inc., Class A	364,200	626,415
*	Kuang-Chi Technologies Co. Ltd., Class A	41,070	109,812
	Kunlun Energy Co. Ltd.	19,192,000	14,128,519
	Kunlun Tech Co. Ltd., Class A	378,900	807,874
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	183,085	213,204
	KWG Group Holdings Ltd.	8,530,000	1,728,167
	KWG Living Group Holdings Ltd.	6,977,250	1,423,169
*	Lakala Payment Co. Ltd., Class A	185,713	490,939
	Lao Feng Xiang Co. Ltd., Class A	123,154	697,043
	LB Group Co. Ltd., Class A	668,233	2,021,259
	Lee & Man Chemical Co. Ltd.	196,000	172,648

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lee & Man Paper Manufacturing Ltd.	8,366,000	$3,184,980
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	255,516
Ω	Legend Holdings Corp., Class H	2,518,800	2,886,291
	Lenovo Group Ltd.	74,000	71,765
	Lens Technology Co. Ltd., Class A	984,961	1,596,272
*	Leo Group Co. Ltd., Class A	2,336,500	674,653
	Lepu Medical Technology Beijing Co. Ltd., Class A	332,600	885,439
*	LexinFintech Holdings Ltd., ADR	224,980	422,962
	Leyard Optoelectronic Co. Ltd., Class A	550,500	527,175
	Lianhe Chemical Technology Co. Ltd., Class A	30,400	84,727
	Liao Ning Oxiranchem, Inc., Class A	47,800	77,433
	Liaoning Cheng Da Co. Ltd., Class A	400,300	821,898
	Lier Chemical Co. Ltd., Class A	244,860	816,726
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	394,293	166,911
*	Lingyi iTech Guangdong Co., Class A	2,045,665	1,563,569
	Liuzhou Iron & Steel Co. Ltd., Class A	53,600	30,336
	Livzon Pharmaceutical Group, Inc., Class H	460,800	1,373,730
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	60,300	346,878
	Logan Group Co. Ltd.	2,898,000	804,805
	Loncin Motor Co. Ltd., Class A	1,187,800	911,297
	Long Yuan Construction Group Co. Ltd., Class A	565,700	633,614
Ω	Longfor Group Holdings Ltd.	7,762,000	25,935,690
	Lonking Holdings Ltd.	12,189,000	2,417,777
	Luenmei Quantum Co. Ltd., Class A	519,200	574,195
*	Luoniushan Co. Ltd., Class A	661,991	661,418
	Luxi Chemical Group Co. Ltd., Class A	608,000	1,272,658
#*Ω	Luye Pharma Group Ltd.	11,045,000	3,313,054
#*	LVGEM China Real Estate Investment Co. Ltd.	2,054,000	261,929
#	Maanshan Iron & Steel Co. Ltd., Class H	5,417,775	1,454,737
	Maccura Biotechnology Co. Ltd., Class A	97,900	277,858
*Ω	Maoyan Entertainment	467,000	423,876
*	Maoye International Holdings Ltd.	5,595,000	163,935
*	Markor International Home Furnishings Co. Ltd., Class A	928,600	411,278
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	357,751
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,017,900	765,838
#*Ω	Meitu, Inc.	1,222,500	129,736
	Metallurgical Corp. of China Ltd., Class H	13,359,000	2,793,299
	M-Grass Ecology & Environment Group Co. Ltd., Class A	112,500	66,694
Ω	Midea Real Estate Holding Ltd.	384,800	457,313
	Min Xin Holdings Ltd.	708,418	306,394
	Ming Yang Smart Energy Group Ltd., Class A	376,000	1,674,324
*	Mingfa Group International Co. Ltd.	608,000	28,135
	Minmetals Land Ltd.	9,789,205	847,088
Ω	Minsheng Education Group Co. Ltd.	1,078,000	88,210
	Minth Group Ltd.	3,478,000	9,297,522
	MLS Co. Ltd., Class A	513,262	741,470
*	MMG Ltd.	10,468,000	3,096,455
	Monalisa Group Co. Ltd., Class A	20,800	40,140
*	Myhome Real Estate Development Group Co. Ltd., Class A	81,500	19,262
	MYS Group Co. Ltd., Class A	393,300	205,697
	Nanjing Iron & Steel Co. Ltd., Class A	1,341,500	608,254
	Nanjing Securities Co. Ltd., Class A	213,400	253,283
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	570,500	855,930
	NavInfo Co. Ltd., Class A	404,200	839,336
	NetDragon Websoft Holdings Ltd.	1,070,000	2,137,733
	New China Life Insurance Co. Ltd., Class H	3,525,300	8,400,884
*	New Hope Liuhe Co. Ltd., Class A	1,129,464	2,671,261
*	New World Department Store China Ltd.	2,778,000	384,871
	Newland Digital Technology Co. Ltd., Class A	352,060	797,238

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Nexteer Automotive Group Ltd.	5,382,000	$4,324,378
	Nine Dragons Paper Holdings Ltd.	10,007,000	8,253,209
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	926,962
*	Ningbo Joyson Electronic Corp., Class A	293,341	941,484
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	300,400	557,813
	Ningbo Zhoushan Port Co. Ltd., Class A	1,639,800	952,680
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	73,035
*	Noah Holdings Ltd., Sponsored ADR	14,835	258,129
	Norinco International Cooperation Ltd., Class A	120,640	137,265
	North Huajin Chemical Industries Co. Ltd., Class A	431,619	375,777
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	359,539
	Northeast Securities Co. Ltd., Class A	765,100	789,213
	NSFOCUS Technologies Group Co. Ltd., Class A	55,500	83,704
#*	NVC International Holdings Ltd.	5,629,000	89,011
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	746,558
*	OFILM Group Co. Ltd., Class A	740,600	666,096
	Opple Lighting Co. Ltd., Class A	23,800	58,807
	ORG Technology Co. Ltd., Class A	579,600	435,565
*	Orient Group, Inc., Class A	647,440	276,085
Ω	Orient Securities Co. Ltd., Class H	2,444,800	1,172,890
	Oriental Energy Co. Ltd., Class A	138,280	171,458
	Oriental Pearl Group Co. Ltd., Class A	912,860	932,483
*	Ourpalm Co. Ltd., Class A	878,900	421,104
*	Overseas Chinese Town Asia Holdings Ltd.	1,014,000	125,893
	PAX Global Technology Ltd.	4,465,000	4,177,519
	PCI Technology Group Co. Ltd., Class A	582,600	553,334
	People's Insurance Co. Group of China Ltd. , Class H	28,122,000	8,419,913
	Perfect World Co. Ltd., Class A	299,000	661,545
	PetroChina Co. Ltd., Class H	107,982,000	50,423,216
	PICC Property & Casualty Co. Ltd., Class H	28,387,000	29,139,016
	Ping An Bank Co. Ltd., Class A	5,416,973	10,213,558
	Ping An Insurance Group Co. of China Ltd., Class H	24,328,000	142,976,594
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	1,073,103	1,906,662
*	Polaris Bay Group Co. Ltd., Class A	568,670	678,972
*	Poly Culture Group Co. Ltd., Class H	402,000	186,510
	Poly Property Group Co. Ltd.	13,810,870	2,960,105
#Ω	Postal Savings Bank of China Co. Ltd., Class H	23,912,000	15,820,758
	Pou Sheng International Holdings Ltd.	9,206,000	1,008,222
	Power Construction Corp. of China Ltd., Class A	3,044,520	3,280,662
	Powerlong Real Estate Holdings Ltd.	3,751,000	502,190
#	Prinx Chengshan Holding Ltd.	214,000	194,330
	Pujiang International Group Ltd.	153,000	58,124
*	PW Medtech Group Ltd.	1,439,000	143,005
*	Q Technology Group Co. Ltd.	2,050,000	1,176,649
	Qingdao East Steel Tower Stock Co. Ltd., Class A	188,500	293,887
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	171,436	381,546
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	749,904
#Ω	Qingdao Port International Co. Ltd., Class H	727,000	344,871
	Qingdao Rural Commercial Bank Corp., Class A	806,300	371,495
	Qingling Motors Co. Ltd., Class H	5,326,000	833,819
	Qinhuangdao Port Co. Ltd., Class H	845,000	122,506
*	Qudian, Inc., Sponsored ADR	362,937	410,119
#	Radiance Holdings Group Co. Ltd.	369,000	199,824
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	527,825
*	Raisecom Technology Co. Ltd., Class A	164,000	194,860
*	Rastar Group, Class A	653,946	299,698
	Realcan Pharmaceutical Group Co. Ltd., Class A	467,929	303,988
Ω	Red Star Macalline Group Corp. Ltd., Class H	1,858,097	707,287
#Ω	Redco Properties Group Ltd.	3,150,000	778,510

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Redsun Properties Group Ltd.	3,149,000	$577,229
	Renhe Pharmacy Co. Ltd., Class A	672,100	603,486
	REXLot Holdings Ltd.	67,831,618	33,700
	Rianlon Corp., Class A	25,716	174,740
*	RiseSun Real Estate Development Co. Ltd., Class A	1,888,376	785,687
	Riyue Heavy Industry Co. Ltd., Class A	119,809	446,364
	Rongan Property Co. Ltd., Class A	1,161,156	529,242
	Rongsheng Petrochemical Co. Ltd., Class A	1,895,136	4,026,959
*	Ronshine China Holdings Ltd.	1,437,500	188,393
	SAIC Motor Corp. Ltd., Class A	1,570,273	3,782,175
	Sailun Group Co. Ltd., Class A	1,104,600	1,949,157
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	810,680
	Sansure Biotech, Inc., Class A	113,472	491,849
	Sany Heavy Equipment International Holdings Co. Ltd.	5,544,000	6,032,971
	Sany Heavy Industry Co. Ltd., Class A	1,726,300	4,368,839
	Satellite Chemical Co. Ltd., Class A	618,224	2,081,495
*	Saurer Intelligent Technology Co. Ltd., Class A	357,100	208,780
	Sealand Securities Co. Ltd., Class A	1,779,595	917,941
*	Seazen Group Ltd.	5,502,857	1,885,843
*	Seazen Holdings Co. Ltd., Class A	927,915	2,883,731
	SGIS Songshan Co. Ltd., Class A	773,600	392,759
	Shaanxi Coal Industry Co. Ltd., Class A	3,660,645	10,383,725
	Shaanxi Construction Machinery Co. Ltd., Class A	170,000	150,410
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	967,200	3,064,567
	Shandong Bohui Paper Industrial Co. Ltd., Class A	156,600	175,703
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	577,940	1,626,446
#*	Shandong Chenming Paper Holdings Ltd., Class H	2,310,227	813,958
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	213,113
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	223,400	321,999
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	621,769	2,637,851
	Shandong Humon Smelting Co. Ltd., Class A	275,500	410,913
	Shandong Linglong Tyre Co. Ltd., Class A	445,587	1,902,723
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	105,200	39,261
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,898,350	1,508,947
	Shandong New Beiyang Information Technology Co. Ltd., Class A	280,600	328,715
	Shandong Publishing & Media Co. Ltd., Class A	290,233	257,024
	Shandong Sun Paper Industry JSC Ltd., Class A	1,227,281	2,141,205
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,864,800	11,088,627
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,979,100	647,776
	Shanghai AJ Group Co. Ltd., Class A	869,352	757,319
	Shanghai AtHub Co. Ltd., Class A	14,500	56,301
	Shanghai Construction Group Co. Ltd., Class A	687,429	299,059
*	Shanghai Electric Group Co. Ltd., Class H	9,652,000	2,415,578
	Shanghai Environment Group Co. Ltd., Class A	300,489	448,253
	Shanghai Industrial Development Co. Ltd., Class A	986,190	521,262
	Shanghai Industrial Holdings Ltd.	2,933,918	4,148,621
	Shanghai Industrial Urban Development Group Ltd.	19,546,501	1,566,740
	Shanghai International Port Group Co. Ltd., Class A	2,556,016	2,082,003
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	2,000,190
	Shanghai Lingang Holdings Corp. Ltd., Class A	314,160	568,788
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	662,108
	Shanghai Maling Aquarius Co. Ltd., Class A	450,140	496,813
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	403,622
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,972,900	5,982,847
	Shanghai Pudong Construction Co. Ltd., Class A	162,593	167,792
	Shanghai Pudong Development Bank Co. Ltd., Class A	7,122,078	7,680,638
	Shanghai QiFan Cable Co. Ltd., Class A	26,700	94,945
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,882,386	1,613,656
*	Shanghai Runda Medical Technology Co. Ltd., Class A	30,500	45,976

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	485,500	$673,760
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,792	32,086
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	112,100	142,084
	Shanghai Tunnel Engineering Co. Ltd., Class A	370,334	300,422
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	146,600	277,674
	Shanghai Yaoji Technology Co. Ltd., Class A	21,500	46,108
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,308,412
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	819,954
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	397,300	351,739
	Shanxi Blue Flame Holding Co. Ltd., Class A	103,900	156,731
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,242,035	2,161,208
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,040,880	2,128,155
	Shanxi Meijin Energy Co. Ltd., Class A	235,273	397,833
	Shanxi Securities Co. Ltd., Class A	1,173,460	951,498
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,150,800	1,583,440
	Shanying International Holding Co. Ltd., Class A	1,210,500	499,926
*	Shengda Resources Co. Ltd., Class A	42,500	76,063
	Shenghe Resources Holding Co. Ltd., Class A	36,360	112,198
*Ω	Shengjing Bank Co. Ltd., Class H	481,000	367,870
	Shenguan Holdings Group Ltd.	3,610,000	186,025
	Shengyi Technology Co. Ltd., Class A	551,300	1,302,092
	Shengyuan Environmental Protection Co. Ltd., Class A	21,300	72,051
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	5,356,800	1,003,334
	Shenzhen Agricultural Products Group Co. Ltd., Class A	908,126	811,855
*	Shenzhen Airport Co. Ltd., Class A	492,100	500,906
	Shenzhen Aisidi Co. Ltd., Class A	405,800	523,901
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	430,400	264,731
	Shenzhen Cereals Holdings Co. Ltd., Class A	93,740	108,951
*	Shenzhen Comix Group Co. Ltd., Class A	105,400	106,533
	Shenzhen Ellassay Fashion Co. Ltd., Class A	29,500	40,850
	Shenzhen Gas Corp. Ltd., Class A	380,100	404,128
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	300,221
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	188,106
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,000	29,314
	Shenzhen International Holdings Ltd.	7,178,489	6,612,046
	Shenzhen Investment Ltd.	18,200,414	3,431,339
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	634,272
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	92,100	65,564
	Shenzhen Kaifa Technology Co. Ltd., Class A	221,600	386,914
	Shenzhen Kinwong Electronic Co. Ltd., Class A	220,840	731,739
	Shenzhen Microgate Technology Co. Ltd., Class A	135,600	194,046
*	Shenzhen MTC Co. Ltd., Class A	1,364,600	792,161
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,280,948	671,954
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	301,500	163,911
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	2,644,161	2,195,578
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	296,908	557,963
	Shenzhen Tagen Group Co. Ltd., Class A	553,400	474,386
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	362,178
*	Shenzhen World Union Group, Inc., Class A	947,381	434,659
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	140,200	104,798
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	76,100	100,475
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	151,494	614,249
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	314,401
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	837,000	554,888
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	651,913
††	Shimao Group Holdings Ltd.	7,589,035	3,209,671
	Shoucheng Holdings Ltd.	10,507,683	1,808,864
	Shougang Fushan Resources Group Ltd.	12,566,277	4,473,407
	Shui On Land Ltd.	22,823,303	3,025,333

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,233,800	$711,502
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	645,255	2,110,589
*	Sichuan Lutianhua Co. Ltd., Class A	110,000	81,726
	Sichuan Road & Bridge Co. Ltd., Class A	699,800	1,051,108
	Sichuan Shuangma Cement Co. Ltd., Class A	152,178	478,326
	Sieyuan Electric Co. Ltd., Class A	182,700	1,202,802
	Sihuan Pharmaceutical Holdings Group Ltd.	18,547,000	2,649,460
*	Silver Grant International Holdings Group Ltd.	6,302,804	400,929
	Sinochem International Corp., Class A	575,231	555,992
	Sinofert Holdings Ltd.	12,950,000	1,782,830
	Sinolink Securities Co. Ltd., Class A	612,600	773,600
*	Sinolink Worldwide Holdings Ltd.	16,481,714	458,365
	Sinoma International Engineering Co., Class A	473,500	693,198
	Sinoma Science & Technology Co. Ltd., Class A	573,662	2,463,866
	Sinomach Automobile Co. Ltd., Class A	510,561	853,955
	Sino-Ocean Group Holding Ltd.	19,882,102	3,217,689
	Sinopec Engineering Group Co. Ltd., Class H	9,160,000	3,933,466
	Sinopec Kantons Holdings Ltd.	6,102,000	1,914,262
#	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	13,270	217,495
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	2,745,652
	Sinopharm Group Co. Ltd., Class H	7,681,200	17,599,059
#*	Sinosoft Technology Group Ltd.	2,140,000	103,708
	Sinotrans Ltd., Class H	12,902,000	3,869,545
	Sinotruk Hong Kong Ltd.	4,209,335	4,973,812
	Skyworth Group Ltd.	8,768,116	4,115,375
	Sobute New Materials Co. Ltd.	29,700	91,864
*	SOHO China Ltd.	12,341,888	2,153,924
	SooChow Securities Co. Ltd., Class A	1,002,430	983,646
#*	South Manganese Investment Ltd.	1,336,000	165,347
	Southwest Securities Co. Ltd., Class A	601,500	341,581
*	SPT Energy Group, Inc.	4,862,000	168,546
	SSY Group Ltd.	4,552,000	2,583,307
*††	Starrise Media Holdings Ltd.	270,000	3,921
*	STO Express Co. Ltd., Class A	122,600	217,376
	Sumavision Technologies Co. Ltd., Class A	177,400	149,958
	Sun Art Retail Group Ltd.	2,287,500	674,399
	Sunflower Pharmaceutical Group Co. Ltd., Class A	266,300	685,812
	Sunfly Intelligent Technology Co. Ltd., Class A	128,600	216,015
	Suning Universal Co. Ltd., Class A	1,450,705	780,593
*††Ω	Sunshine 100 China Holdings Ltd.	249,000	8,802
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	338,671
*	Sunwave Communications Co. Ltd., Class A	271,570	184,577
	Suzhou Anjie Technology Co. Ltd., Class A	136,100	353,274
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	522,900	2,076,586
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	558,484
	Tangshan Jidong Cement Co. Ltd., Class A	564,144	809,211
	TangShan Port Group Co. Ltd., Class A	1,421,690	551,358
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	670,583
	Tansun Technology Co. Ltd., Class A	19,974	38,846
	TBEA Co. Ltd., Class A	879,959	3,268,348
	TCL Electronics Holdings Ltd.	5,564,666	2,650,958
	TCL Technology Group Corp., Class A	3,045,935	2,010,350
	Ten Pao Group Holdings Ltd.	304,000	44,197
*	Tencent Music Entertainment Group, ADR	2,377,745	10,010,306
††	Tenwow International Holdings Ltd.	2,984,000	27,103
	Tian An China Investment Co. Ltd.	4,049,000	2,085,018
	Tian Di Science & Technology Co. Ltd., Class A	992,900	742,987
*Ω	Tian Ge Interactive Holdings Ltd.	1,433,000	163,903
	Tiangong International Co. Ltd.	4,576,000	1,654,191

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	$9,601
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	926,461
	Tianjin Guangyu Development Co. Ltd., Class A	451,200	871,389
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	51,500	169,504
	Tianjin Port Development Holdings Ltd.	16,373,657	1,274,362
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	15,800	39,871
	Tianjin Teda Co. Ltd., Class A	88,311	54,965
#	Tianli International Holdings Ltd.	462,000	65,421
	Tianma Microelectronics Co. Ltd., Class A	856,224	1,237,669
#	Tianneng Power International Ltd.	4,200,000	4,923,227
	Tianshan Aluminum Group Co. Ltd., Class A	179,129	194,329
	Tianshui Huatian Technology Co. Ltd., Class A	682,076	898,541
*††	Tianyun International Holdings Ltd.	1,132,000	165,476
	Tibet Tianlu Co. Ltd., Class A	242,700	199,084
	Times China Holdings Ltd.	1,566,000	311,355
	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,395,033
	Tomson Group Ltd.	3,354,526	781,404
	Tong Ren Tang Technologies Co. Ltd., Class H	2,382,000	1,676,171
*	Tongcheng Travel Holdings Ltd.	1,755,200	3,355,260
*	TongFu Microelectronics Co. Ltd., Class A	306,400	752,006
	Tongkun Group Co. Ltd., Class A	547,222	1,173,509
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	584,400	552,317
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,493,900	1,124,638
	Tongyu Heavy Industry Co. Ltd., Class A	682,900	309,792
	Top Spring International Holdings Ltd.	146,000	20,434
	Topsec Technologies Group, Inc., Class A	279,015	380,868
	Transfar Zhilian Co. Ltd., Class A	1,128,500	960,546
	TravelSky Technology Ltd., Class H	1,104,000	1,829,693
*	Trigiant Group Ltd.	4,254,000	331,239
*	Trip.com Group Ltd., ADR	1,765,245	45,508,016
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	119,600	283,000
	Truly International Holdings Ltd.	2,492,000	560,339
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	1,525,000	437,325
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	377,920	219,448
	Unilumin Group Co. Ltd., Class A	406,300	392,610
	Uni-President China Holdings Ltd.	3,468,000	3,172,395
	Unisplendour Corp. Ltd., Class A	787,164	2,173,029
	United Energy Group Ltd.	13,772,000	1,582,481
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	457,637	1,214,433
††	Untrade.CTEG	9,748,000	79,227
	Valiant Co. Ltd., Class A	71,400	192,268
	Vats Liquor Chain Store Management JSC Ltd., Class A	51,100	284,237
	Vatti Corp. Ltd., Class A	363,850	340,529
	Victory Giant Technology Huizhou Co. Ltd., Class A	154,031	360,899
	Vinda International Holdings Ltd.	1,158,000	3,080,950
*	Viomi Technology Co. Ltd., ADR	93,632	155,429
*	Vipshop Holdings Ltd., ADR	1,881,064	17,230,546
*Ω	Viva Biotech Holdings	720,000	193,789
	Wangneng Environment Co. Ltd., Class A	116,940	421,379
	Wangsu Science & Technology Co. Ltd., Class A	837,700	657,791
	Want Want China Holdings Ltd.	309,000	251,476
	Wanxiang Qianchao Co. Ltd., Class A	1,400,160	1,370,573
	Wasion Holdings Ltd.	2,972,000	1,061,486
	Wasu Media Holding Co. Ltd., Class A	341,086	376,690
*	Weibo Corp., Sponsored ADR	123,100	2,365,982
	Weichai Power Co. Ltd., Class H	7,541,000	10,781,284
	Weifu High-Technology Group Co. Ltd., Class A	168,400	488,298
	Weiqiao Textile Co., Class H	3,037,000	599,830

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Wellhope Foods Co. Ltd., Class A	523,488	$814,230
	West China Cement Ltd.	12,314,000	1,442,854
	Western Securities Co. Ltd., Class A	927,448	877,405
	Wharf Holdings Ltd.	1,526,000	5,580,421
	Wingtech Technology Co. Ltd., Class A	203,600	2,078,469
	Wisdom Education International Holdings Co. Ltd.	2,030,000	59,617
	Wolong Electric Group Co. Ltd., Class A	363,300	794,378
	Wuchan Zhongda Group Co. Ltd., Class A	1,479,800	1,055,637
	Wuhu Token Science Co. Ltd., Class A	802,700	857,097
	Wushang Group Co. Ltd., Class A	430,300	683,614
	Wuxi Boton Technology Co. Ltd., Class A	48,700	125,284
	Wuxi Taiji Industry Co. Ltd., Class A	733,524	789,744
*	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,365,754
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	933,000	398,249
	Xiamen C & D, Inc., Class A	868,100	1,447,782
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	357,900	426,284
	Xiamen International Airport Co. Ltd., Class A	45,826	102,590
	Xiamen International Port Co. Ltd., Class H	6,710,000	1,863,967
	Xiamen Intretech, Inc., Class A	22,300	66,632
	Xiamen ITG Group Corp. Ltd., Class A	525,902	541,682
	Xiamen Tungsten Co. Ltd., Class A	299,740	1,197,676
	Xiamen Xiangyu Co. Ltd., Class A	517,700	639,781
	Xiandai Investment Co. Ltd., Class A	184,100	123,533
	Xianhe Co. Ltd., Class A	28,600	115,095
#*Ω	Xiaomi Corp., Class B	14,272,200	22,447,106
	Xilinmen Furniture Co. Ltd., Class A	195,100	860,897
	Xinfengming Group Co. Ltd., Class A	144,260	214,124
	Xingda International Holdings Ltd.	8,916,001	1,714,494
	Xingfa Aluminium Holdings Ltd.	447,000	489,161
	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,106,718
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,266,714
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,324,400	4,152,535
	Xinjiang Tianshan Cement Co. Ltd., Class A	310,600	526,477
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	191,695
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	534,100	587,319
	Xinte Energy Co. Ltd., Class H	840,000	2,233,097
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	909,259
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	313,100	779,403
	Xinyu Iron & Steel Co. Ltd., Class A	944,300	630,637
	Xuji Electric Co. Ltd., Class A	233,200	768,879
*	Yanchang Petroleum International Ltd.	6,720,000	47,364
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	109,500	198,925
#	Yankuang Energy Group Co. Ltd., Class H	5,028,000	15,711,547
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	176,500	720,455
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	296,888	1,583,774
*	Yeahka Ltd.	172,800	380,793
	Yibin Tianyuan Group Co. Ltd., Class A	71,300	85,843
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,562,200	1,038,171
*	Yifan Pharmaceutical Co. Ltd., Class A	430,300	766,590
	Yintai Gold Co. Ltd., Class A	980,174	1,580,611
	Yip's Chemical Holdings Ltd.	842,000	460,945
*	Yiren Digital Ltd., Sponsored ADR	127,021	163,857
*Ω	Yixin Group Ltd.	314,500	38,939
	Yixintang Pharmaceutical Group Co. Ltd., Class A	304,763	1,131,375
	Yotrio Group Co. Ltd., Class A	1,258,400	658,966
	Youngor Group Co. Ltd., Class A	1,239,313	1,200,076
*	Youzu Interactive Co. Ltd., Class A	318,800	428,903
	YTO Express Group Co. Ltd., Class A	497,901	1,429,413
	Yuexiu Property Co. Ltd.	10,859,357	13,566,729

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Yum China Holdings, Inc.	121,657	$5,925,912
	Yunda Holding Co. Ltd., Class A	932,989	2,507,975
	Yunnan Aluminium Co. Ltd., Class A	1,009,211	1,508,290
	Yunnan Baiyao Group Co. Ltd., Class A	368,377	3,018,427
	Yunnan Copper Co. Ltd., Class A	483,200	826,742
	Yunnan Tin Co. Ltd., Class A	466,300	1,042,514
	Yutong Bus Co. Ltd., Class A	493,800	578,027
#*	Zall Smart Commerce Group Ltd.	570,000	35,949
	ZBOM Home Collection Co. Ltd., Class A	22,100	70,220
	Zepp Health Corp., ADR	22,324	38,844
*	Zhaojin Mining Industry Co. Ltd., Class H	2,804,500	2,678,753
	Zhefu Holding Group Co. Ltd., Class A	1,128,700	789,756
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,709,754	1,139,321
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	534,530
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	4,253,559
	Zhejiang Communications Technology Co. Ltd.	344,187	350,776
	Zhejiang Dahua Technology Co. Ltd., Class A	1,080,123	2,377,977
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	126,864	295,504
#*††	Zhejiang Glass Co. Ltd.	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,163,210
	Zhejiang Hangmin Co. Ltd., Class A	625,181	489,695
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	937,900	1,013,423
	Zhejiang Huace Film & Television Co. Ltd., Class A	333,832	229,831
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	712,136
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	98,668
*	Zhejiang Jingu Co. Ltd., Class A	579,000	729,108
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	523,274
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	52,400	135,070
	Zhejiang Juhua Co. Ltd., Class A	505,207	1,299,120
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,767,623
	Zhejiang Medicine Co. Ltd., Class A	382,817	809,299
	Zhejiang Narada Power Source Co. Ltd., Class A	237,200	645,673
	Zhejiang NHU Co. Ltd., Class A	953,776	2,919,982
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	678,374
	Zhejiang Runtu Co. Ltd., Class A	378,930	450,654
	Zhejiang Semir Garment Co. Ltd., Class A	538,299	426,484
	Zhejiang Southeast Space Frame Co. Ltd., Class A	204,400	272,579
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,142,700	1,152,365
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	555,356
	Zhejiang Wanma Co. Ltd., Class A	72,700	98,051
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	165,900	217,704
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	247,860	716,871
	Zhejiang Yankon Group Co. Ltd., Class A	91,700	48,493
	Zhejiang Yasha Decoration Co. Ltd., Class A	749,426	546,209
	Zhende Medical Co. Ltd., Class A	16,300	96,213
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,429,600	2,059,713
*	Zhong An Group Ltd.	15,060,600	499,892
	Zhongji Innolight Co. Ltd., Class A	115,067	560,704
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	1,619,693
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	567,100	547,832
*	Zhongtian Financial Group Co. Ltd., Class A	2,289,900	592,367
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	177,484
Ω	Zhou Hei Ya International Holdings Co. Ltd.	105,500	53,674
	Zhuguang Holdings Group Co. Ltd.	230,000	31,618
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	33,300	39,742
	Zhuzhou CRRC Times Electric Co.	972,800	4,177,547
	Zhuzhou Kibing Group Co. Ltd., Class A	795,846	1,355,044
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	679,000	758,850
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,509,000	3,384,059

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	ZTE Corp., Class H	2,876,200	$6,189,414
	ZTO Express Cayman, Inc., ADR	7,030	179,898
	ZTO Express Cayman, Inc.	39,000	997,058
TOTAL CHINA			3,165,479,957
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	251,198	15,821
#	Bancolombia SA, Sponsored ADR	20,842	603,793
	Bancolombia SA	2,325	19,519
	Cementos Argos SA	450,000	409,377
*	Corp. Financiera Colombiana SA	45,324	207,219
	Grupo Argos SA	1,517,596	4,283,394
	Mineros SA	128,115	65,746
TOTAL COLOMBIA			5,604,869
CZECH REPUBLIC — (0.1%)
	CEZ AS	218,228	9,916,976
	Komercni Banka AS	158,772	4,011,599
Ω	Moneta Money Bank AS	201,692	671,917
TOTAL CZECH REPUBLIC			14,600,492
GREECE — (0.3%)
*	Alpha Services & Holdings SA	5,839,051	5,189,945
	Autohellas Tourist & Trading SA	38,797	381,889
	Bank of Greece	45,922	728,493
*	Ellaktor SA	348,127	567,719
*	Eurobank Ergasias Services & Holdings SA, Class A	5,977,900	5,506,676
	Fourlis Holdings SA	61,713	193,211
	Hellenic Petroleum Holdings SA	158,014	1,016,260
*	Intracom Holdings SA	313,774	591,913
	JUMBO SA	9,544	147,978
*	LAMDA Development SA	97,322	578,278
	Motor Oil Hellas Corinth Refineries SA	32,065	555,793
	Mytilineos SA	303,757	4,698,126
*	National Bank of Greece SA	2,352,656	7,370,406
*	Piraeus Financial Holdings SA	425,634	387,880
	Titan Cement International SA	73,317	841,908
TOTAL GREECE			28,756,475
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	6,152,000	0
Ω	BOC Aviation Ltd.	120,400	1,024,677
††	CECEP COSTIN New Materials Group Ltd.	132,000	1,892
*	Kai Yuan Holdings Ltd.	37,220,000	109,305
*††	Karce Co. Ltd.	640,000	0
*††	Realgold Resources Corp.	3,137,500	0
*	Taung Gold International Ltd.	5,980,000	19,798
#*	Tongda Group Holdings Ltd.	36,405,000	625,919
*††	Untrade Youyuan Holdings	4,485,251	0
*††	Untrade. C Fiber Optic	3,598,000	0
*	Untrade.Lumena Newmat	1,315,048	0
TOTAL HONG KONG			1,781,591
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	3,001,208	22,096,169

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
#	OTP Bank Nyrt	82,792	$1,709,190
TOTAL HUNGARY			23,805,359
INDIA — (15.7%)
	Aarti Drugs Ltd.	10,796	58,165
	ACC Ltd.	399,408	11,252,219
	Adani Enterprises Ltd.	288,397	9,371,441
*	Adani Green Energy Ltd.	318,785	8,735,209
*	Adani Power Ltd.	147,018	584,276
	Adani Total Gas Ltd.	139,991	5,569,371
*	Adani Transmission Ltd.	561,111	22,259,723
*	Aditya Birla Capital Ltd.	2,879,031	3,876,210
	AGI Greenpac Ltd.	20,520	73,388
	Alembic Ltd.	483,755	430,258
	Alembic Pharmaceuticals Ltd.	97,007	861,708
	Allcargo Logistics Ltd.	394,520	1,530,034
	Allied Digital Services Ltd.	9,143	14,521
	Amara Raja Batteries Ltd.	78,396	487,810
	Ambuja Cements Ltd.	3,563,611	16,905,553
	Andhra Sugars Ltd.	112,672	194,002
	Apar Industries Ltd.	17,857	256,177
	Apollo Tyres Ltd.	1,942,429	5,399,415
*	Arvind Fashions Ltd.	303,583	1,135,479
*	Arvind Ltd.	986,477	1,152,213
*	Ashoka Buildcon Ltd.	24,544	23,349
*Ω	Aster DM Healthcare Ltd.	111,313	322,128
	Astra Microwave Products Ltd.	4,668	16,851
	Aurobindo Pharma Ltd.	1,813,846	12,534,363
	Axis Bank Ltd.	9,390,900	86,251,893
	Bajaj Auto Ltd.	3,817	188,860
	Bajaj Consumer Care Ltd.	18,072	37,175
*	Bajaj Hindusthan Sugar Ltd.	69,831	8,763
	Bajaj Holdings & Investment Ltd.	251,513	16,457,905
	Balmer Lawrie & Co. Ltd.	473,088	667,371
	Balrampur Chini Mills Ltd.	819,559	4,085,954
	Banco Products India Ltd.	41,357	97,865
Ω	Bandhan Bank Ltd.	387,960	1,360,561
	Bank of Baroda	4,146,066	6,119,311
	Bank of India	627,631	378,687
	Bank of Maharashtra	969,564	206,450
	BEML Ltd.	85,018	1,370,101
	Bharat Bijlee Ltd.	2,136	47,403
	Bharat Dynamics Ltd.	27,695	283,335
	Bharat Electronics Ltd.	4,584,348	15,935,684
*	Bharat Heavy Electricals Ltd.	5,700,069	3,883,173
	Birla Corp. Ltd.	158,657	1,952,613
	Birlasoft Ltd.	405,573	1,732,373
	Bliss Gvs Pharma Ltd.	8,394	8,207
	Bodal Chemicals Ltd.	176,956	207,853
	Bombay Burmah Trading Co.	18,092	218,287
	Brigade Enterprises Ltd.	198,407	1,235,449
	BSE Ltd.	357,987	3,079,246
*	Camlin Fine Sciences Ltd.	33,023	49,141
	Can Fin Homes Ltd.	46,156	348,728
	Canara Bank	1,449,186	4,082,830
*	Capacit'e Infraprojects Ltd.	47,828	66,066
	Ceat Ltd.	156,973	2,505,505
	Century Enka Ltd.	28,554	160,559
	Century Textiles & Industries Ltd.	66,619	706,574

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CG Power & Industrial Solutions Ltd.	2,030,155	$5,772,854
	Chambal Fertilisers & Chemicals Ltd.	891,271	3,632,821
††	Chennai Super Kings Cricket Ltd.	5,080,767	27,044
	Cholamandalam Financial Holdings Ltd.	423,629	3,356,764
	Cigniti Technologies Ltd.	1,213	7,689
	Cipla Ltd.	896,605	11,101,746
	City Union Bank Ltd.	1,164,608	2,353,650
	Clariant Chemicals India Ltd.	2,502	13,683
Ω	Cochin Shipyard Ltd.	79,935	336,250
	Container Corp. of India Ltd.	357,502	3,213,035
	Cosmo First Ltd.	4,495	50,852
*	CreditAccess Grameen Ltd.	1,534	20,462
*	CSB Bank Ltd.	49,422	125,208
	Cyient Ltd.	127,748	1,335,981
	Dalmia Bharat Ltd.	310,717	6,293,295
	Dalmia Bharat Sugar & Industries Ltd.	25,081	119,653
	DB Corp. Ltd.	113,948	122,609
	DCB Bank Ltd.	1,185,891	1,332,715
	DCM Shriram Ltd.	243,430	3,073,897
*	DCW Ltd.	211,910	103,994
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	302,240	2,727,109
*	DEN Networks Ltd.	334,073	145,163
*	Dhampur Bio Organics Ltd.	201,053	104,507
	Dhampur Sugar Mills Ltd.	201,053	572,886
Ω	Dilip Buildcon Ltd.	120,588	359,397
*	Dish TV India Ltd.	2,374,217	338,290
*	Dishman Carbogen Amcis Ltd.	321,072	514,139
	DLF Ltd.	2,069,249	10,072,180
	Dr Reddy's Laboratories Ltd., ADR	71,016	3,657,324
*	DRC Systems India Ltd.	20,990	5,711
	Dwarikesh Sugar Industries Ltd.	152,054	226,948
	eClerx Services Ltd.	13,057	359,110
	Edelweiss Financial Services Ltd.	1,371,920	1,011,552
	EID Parry India Ltd.	528,292	3,749,067
*	EIH Ltd.	283,868	546,364
	Electrosteel Castings Ltd.	764,702	349,895
	Engineers India Ltd.	358,123	303,329
	EPL Ltd.	62,947	137,735
*Ω	Equitas Small Finance Bank Ltd.	78,729	44,651
	Escorts Kubota Ltd.	53,216	1,161,904
	Everest Industries Ltd.	8,915	66,319
	Everest Kanto Cylinder Ltd.	22,567	48,483
	Excel Industries Ltd.	6,403	103,158
	Exide Industries Ltd.	445,948	894,295
*	FDC Ltd.	102,383	326,641
	Federal Bank Ltd.	9,962,593	13,457,541
	FIEM Industries Ltd.	16,627	339,821
	Filatex India Ltd.	266,386	315,943
	Finolex Cables Ltd.	490,802	2,633,401
	Finolex Industries Ltd.	741,795	1,251,169
	Firstsource Solutions Ltd.	1,699,392	2,400,394
	Force Motors Ltd.	7,342	96,770
*	Fortis Healthcare Ltd.	1,015,105	3,579,769
	Gabriel India Ltd.	196,708	324,995
	GAIL India Ltd.	9,401,186	17,422,779
	Garden Reach Shipbuilders & Engineers Ltd.	26,200	85,324
	Gateway Distriparks Ltd.	1,300,508	1,196,983
	GE Power India Ltd.	5,921	10,159
*	GE T&D India Ltd.	13,808	20,065

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	General Insurance Corp. of India	111,280	$163,550
	Genus Power Infrastructures Ltd.	69,074	67,613
	Geojit Financial Services Ltd.	13,635	8,723
	GHCL Ltd.	314,284	2,550,017
	GIC Housing Finance Ltd.	14,073	24,107
	Glenmark Pharmaceuticals Ltd.	982,804	4,727,247
	Godawari Power & Ispat Ltd.	14,416	52,300
	Godfrey Phillips India Ltd.	83,283	1,203,515
	Goodyear India Ltd.	5,043	60,411
	Granules India Ltd.	911,614	3,428,225
	Graphite India Ltd.	35,781	193,084
	Grasim Industries Ltd.	1,261,184	25,147,072
	Grauer & Weil India Ltd.	23,248	18,522
	Great Eastern Shipping Co. Ltd.	503,782	3,013,557
	Gujarat Alkalies & Chemicals Ltd.	193,711	1,844,917
	Gujarat Ambuja Exports Ltd.	280,132	1,075,062
	Gujarat Fluorochemicals Ltd.	233,422	9,880,571
	Gujarat Mineral Development Corp. Ltd.	549,802	1,117,247
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	357,760	3,266,860
	Gujarat Pipavav Port Ltd.	584,069	574,238
	Gujarat State Fertilizers & Chemicals Ltd.	1,060,368	2,117,318
	Gujarat State Petronet Ltd.	1,304,285	3,823,750
*	Hathway Cable & Datacom Ltd.	1,328,954	283,865
	HBL Power Systems Ltd.	142,408	158,875
	HEG Ltd.	12,117	181,282
	HeidelbergCement India Ltd.	345,204	802,150
	Heritage Foods Ltd.	6,075	21,568
	Hero MotoCorp Ltd.	176,832	6,288,774
	HFCL Ltd.	789,223	664,512
	HG Infra Engineering Ltd.	1,582	11,898
	Hikal Ltd.	216,646	691,507
	HIL Ltd.	18,867	839,254
	Himadri Speciality Chemical Ltd.	645,679	665,135
	Himatsingka Seide Ltd.	200,418	295,087
	Hindalco Industries Ltd.	9,368,718	49,422,568
	Hinduja Global Solutions Ltd.	118,186	1,959,131
	Hindustan Aeronautics Ltd.	169,371	4,339,087
	Housing Development Finance Corp. Ltd.	1,983,305	60,133,726
	Huhtamaki India Ltd.	4,686	11,521
	I G Petrochemicals Ltd.	12,373	98,453
#	ICICI Bank Ltd., Sponsored ADR	4,024,863	83,636,650
	ICICI Bank Ltd.	864,565	8,993,227
*	IDFC First Bank Ltd.	9,141,208	4,333,657
	IDFC Ltd.	4,285,829	2,959,414
*	IFCI Ltd.	403,958	49,979
	IIFL Finance Ltd.	647,553	2,822,607
	IIFL Securities Ltd.	1,908,165	1,649,604
	IIFL Wealth Management Ltd.	177,332	3,786,155
	India Cements Ltd.	1,018,974	2,538,778
	India Glycols Ltd.	86,048	1,025,555
	India Nippon Electricals Ltd.	6,634	35,387
*	Indiabulls Housing Finance Ltd.	1,767,950	2,471,330
*	Indiabulls Real Estate Ltd.	1,065,971	980,244
	Indian Bank	529,368	1,183,607
	Indian Hume Pipe Co. Ltd.	2,945	5,797
	Indian Metals & Ferro Alloys Ltd.	5,117	19,118
*	Indian Overseas Bank	1,296,964	284,473
Ω	Indian Railway Finance Corp. Ltd.	227,615	59,237
	Indo Count Industries Ltd.	254,848	445,962

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indus Towers Ltd.	501,111	$1,411,309
	IndusInd Bank Ltd.	1,309,189	17,279,454
	INEOS Styrolution India Ltd.	19,028	204,112
	Infibeam Avenues Ltd.	4,979,916	925,103
	Info Edge India Ltd.	36,126	1,982,962
*	Inox Wind Energy Ltd.	19,966	130,527
*	Insecticides India Ltd.	1,655	21,667
	IOL Chemicals & Pharmaceuticals Ltd.	53,627	242,661
Ω	IRCON International Ltd.	405,290	192,392
	ITD Cementation India Ltd.	234,190	242,088
	J Kumar Infraprojects Ltd.	189,449	803,404
*	Jagran Prakashan Ltd.	505,125	352,238
	Jai Corp. Ltd.	312,837	479,075
*	Jaiprakash Associates Ltd.	409,710	38,441
*	Jammu & Kashmir Bank Ltd.	1,448,162	531,672
	JB Chemicals & Pharmaceuticals Ltd.	163,092	3,642,807
	JBM Auto Ltd.	6,093	33,384
	Jindal Poly Films Ltd.	110,961	1,484,435
	Jindal Saw Ltd.	893,503	967,930
*	Jindal Stainless Hisar Ltd.	101,886	307,110
*	Jindal Stainless Ltd.	454,210	683,253
	Jindal Steel & Power Ltd.	2,818,001	13,837,924
	JK Cement Ltd.	39,617	1,252,914
	JK Lakshmi Cement Ltd.	228,271	1,278,191
	JK Paper Ltd.	543,186	2,380,258
	JK Tyre & Industries Ltd.	652,232	976,504
	JM Financial Ltd.	2,173,203	1,753,439
	JSW Energy Ltd.	2,126,040	6,431,886
	JSW Steel Ltd.	4,827,498	38,537,702
	Jubilant Ingrevia Ltd.	421,560	2,829,113
	Jubilant Pharmova Ltd.	598,323	2,730,369
	Jyothy Labs Ltd.	26,964	58,424
	Kalpataru Power Transmission Ltd.	414,074	1,941,577
	Kalyani Steels Ltd.	81,482	307,498
	Karnataka Bank Ltd.	1,284,080	1,146,510
	Karur Vysya Bank Ltd.	2,422,829	1,803,767
	Kaveri Seed Co. Ltd.	89,790	550,797
	KCP Ltd.	60,061	83,514
	KEC International Ltd.	65,311	378,541
*	Kiri Industries Ltd.	98,928	596,663
	Kirloskar Ferrous Industries Ltd.	11,598	29,364
	Kirloskar Oil Engines Ltd.	298,653	620,173
	Kitex Garments Ltd.	33,999	103,520
	KNR Constructions Ltd.	410,835	1,372,101
*	Kolte-Patil Developers Ltd.	114,606	386,020
	KPIT Technologies Ltd.	503,994	3,503,652
	KPR Mill Ltd.	203,263	1,506,525
	KRBL Ltd.	172,767	534,524
	L&T Finance Holdings Ltd.	4,515,110	4,298,544
	Larsen & Toubro Ltd.	2,320,000	53,053,942
	LG Balakrishnan & Bros Ltd.	41,202	366,379
	LIC Housing Finance Ltd.	2,167,790	10,557,804
	Linde India Ltd.	18,458	852,784
	LT Foods Ltd.	885,801	1,018,770
	Lumax Auto Technologies Ltd.	30,507	100,110
	Lupin Ltd.	1,204,587	9,777,026
	Maharashtra Scooters Ltd.	440	21,746
	Maharashtra Seamless Ltd.	152,014	1,407,918
	Mahindra & Mahindra Financial Services Ltd.	3,562,103	8,437,974

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mahindra & Mahindra Ltd.	3,949,734	$58,188,263
	Mahindra CIE Automotive Ltd.	340,896	1,155,169
	Mahindra Lifespace Developers Ltd.	360,473	1,818,741
	Maithan Alloys Ltd.	14,301	171,007
	Manappuram Finance Ltd.	1,411,413	1,759,594
	Mangalam Cement Ltd.	6,708	25,622
	Marksans Pharma Ltd.	1,292,002	797,940
Ω	MAS Financial Services Ltd.	4,271	29,377
	Mastek Ltd.	8,652	230,572
*	Max Healthcare Institute Ltd.	230,591	1,072,153
*	Max Ventures & Industries Ltd.	16,842	22,213
	Mayur Uniquoters Ltd.	13,918	72,562
	Mazagon Dock Shipbuilders Ltd.	75,410	265,105
*	Meghmani Finechem Ltd.	76,933	1,476,185
	Meghmani Organics Ltd.	818,438	1,329,097
	Minda Corp. Ltd.	67,325	189,897
*	Mirza International Ltd.	107,022	337,104
Ω	Mishra Dhatu Nigam Ltd.	24,982	53,167
	MOIL Ltd.	317,462	628,509
	Monte Carlo Fashions Ltd.	25,077	238,050
	Motilal Oswal Financial Services Ltd.	4,013	38,771
	Mphasis Ltd.	75,481	2,212,224
	MRF Ltd.	8,336	8,808,620
	Muthoot Finance Ltd.	22,718	307,877
	Nahar Spinning Mills Ltd.	1,415	5,888
	National Aluminium Co. Ltd.	3,554,779	3,511,543
*	National Fertilizers Ltd.	124,949	72,686
	Nava Ltd.	510,756	1,298,212
	Navneet Education Ltd.	41,098	56,213
	NCC Ltd.	1,895,307	1,408,488
	NCL Industries Ltd.	12,157	26,805
	NESCO Ltd.	7,828	58,602
	Neuland Laboratories Ltd.	1,140	18,706
	NIIT Ltd.	450,911	2,093,814
	Nilkamal Ltd.	35,216	883,324
	NMDC Ltd.	2,233,783	3,047,418
	NOCIL Ltd.	327,228	1,141,169
	NRB Bearings Ltd.	71,579	124,400
	Nucleus Software Exports Ltd.	24,787	129,803
	Oberoi Realty Ltd.	470,179	5,422,739
*	Omaxe Ltd.	268,860	366,485
	OnMobile Global Ltd.	70,188	116,834
	Orient Cement Ltd.	593,572	873,182
	Panama Petrochem Ltd.	44,701	158,493
Ω	Parag Milk Foods Ltd.	112,114	129,318
*	Patel Engineering Ltd.	119,976	35,272
*	PC Jeweller Ltd.	43,778	26,012
	PCBL Ltd.	1,037,024	1,597,126
	Persistent Systems Ltd.	185,122	8,499,770
	Petronet LNG Ltd.	3,937,868	10,932,405
	Piramal Enterprises Ltd.	380,449	8,547,276
*Ω	PNB Housing Finance Ltd.	186,149	825,938
	PNC Infratech Ltd.	346,469	1,116,146
	Polyplex Corp. Ltd.	96,705	2,870,429
	Power Finance Corp. Ltd.	4,872,837	7,154,653
*	Power Mech Projects Ltd.	4,736	55,200
*	Prakash Industries Ltd.	291,348	195,011
	Prestige Estates Projects Ltd.	647,281	3,383,528
*	Pricol Ltd.	220,618	420,360

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PTC India Financial Services Ltd.	1,527,475	$291,982
	PTC India Ltd.	1,090,055	1,145,038
	Punjab National Bank	5,997,812	2,384,480
Ω	Quess Corp. Ltd.	29,855	222,820
	Rain Industries Ltd.	872,273	1,954,994
	Rajesh Exports Ltd.	396,434	2,976,040
	Rallis India Ltd.	355,577	953,084
*	Ramco Cements Ltd.	60,011	554,749
*	Ramco Industries Ltd.	118,646	288,923
	Ramkrishna Forgings Ltd.	72,243	163,594
	Rane Holdings Ltd.	1,527	13,034
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,099,959
	Raymond Ltd.	233,419	2,830,928
*Ω	RBL Bank Ltd.	45,878	53,666
	REC Ltd.	5,865,051	9,723,848
	Redington India Ltd.	3,629,283	5,717,752
	Reliance Industries Ltd.	11,865,020	377,020,589
*	Reliance Power Ltd.	8,892,598	1,439,522
	Repco Home Finance Ltd.	157,611	299,878
	RITES Ltd.	52,724	175,515
*	RPSG Ventures Ltd.	4,346	28,937
*	RSWM Ltd.	23,492	117,450
	Sagar Cements Ltd.	15,384	34,535
	Sangam India Ltd.	7,163	24,122
*	Sanghi Industries Ltd.	14,900	6,964
*	Sanghvi Movers Ltd.	14,488	44,661
	Sarda Energy & Minerals Ltd.	13,426	161,581
	Sasken Technologies Ltd.	7,289	72,006
*	Satin Creditcare Network Ltd.	12,537	18,454
	Savita Oil Technologies Ltd.	2,123	32,598
	Seshasayee Paper & Boards Ltd.	66,418	179,524
Ω	SH Kelkar & Co. Ltd.	56,839	100,035
	Shankara Building Products Ltd.	2,872	25,703
	Sharda Cropchem Ltd.	34,751	228,394
	Shilpa Medicare Ltd.	8,289	43,170
	Shipping Corp. of India Ltd.	834,806	1,098,707
	Shriram City Union Finance Ltd.	30,112	737,009
	Shriram Transport Finance Co. Ltd.	800,946	14,042,741
	Siyaram Silk Mills Ltd.	17,607	118,357
	Sobha Ltd.	280,922	2,489,137
*	Somany Ceramics Ltd.	6,642	52,873
*	South Indian Bank Ltd.	4,961,219	495,502
*	Spandana Sphoorty Financial Ltd.	13,880	75,255
*	Star Cement Ltd.	24,193	26,612
	State Bank of India	6,188,223	41,412,800
	State Bank of India, GDR	14,250	949,050
	Steel Authority of India Ltd.	6,658,791	6,506,034
	Strides Pharma Science Ltd.	336,703	1,413,364
	Sun Pharmaceutical Industries Ltd.	2,709,187	32,326,746
	Sun TV Network Ltd.	320,848	1,917,961
	Sundaram Finance Ltd.	3,149	81,836
	Sundaram-Clayton Ltd.	2,169	127,856
	Sunteck Realty Ltd.	290,750	1,905,990
	Surya Roshni Ltd.	67,545	328,459
	Sutlej Textiles & Industries Ltd.	69,227	56,082
	Tamil Nadu Newsprint & Papers Ltd.	13,266	37,351
	Tamilnadu Petroproducts Ltd.	29,746	36,576
*	TARC Ltd.	263,704	125,717
	Tata Chemicals Ltd.	761,327	8,775,949

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Coffee Ltd.	230,519	$645,974
	Tata Consumer Products Ltd.	1,545,023	15,852,992
	Tata Metaliks Ltd.	1,879	16,527
*	Tata Motors Ltd.	7,653,556	43,634,860
	Tata Steel Ltd.	24,851,527	33,887,462
	TD Power Systems Ltd.	5,946	42,602
	Tech Mahindra Ltd.	219,418	2,921,449
	Techno Electric & Engineering Co. Ltd.	83,856	312,447
*††	Teledata Marine Solutions Ltd.	267,258	0
	Texmaco Rail & Engineering Ltd.	209,311	115,233
	Thirumalai Chemicals Ltd.	103,165	295,784
	Tide Water Oil Co. India Ltd.	11,950	152,974
	Time Technoplast Ltd.	673,893	914,984
	Tinplate Co. of India Ltd.	177,942	662,508
*	Titagarh Wagons Ltd.	111,294	178,448
	Transport Corp. of India Ltd.	130,573	1,149,582
	Trident Ltd.	2,822,463	1,418,502
	Triveni Engineering & Industries Ltd.	531,058	1,706,870
	Tube Investments of India Ltd.	260,259	6,849,657
	TV Today Network Ltd.	55,663	196,504
*	TV18 Broadcast Ltd.	3,670,966	1,725,990
	TVS Srichakra Ltd.	4,872	120,606
	Uflex Ltd.	191,221	1,499,408
	Unichem Laboratories Ltd.	200,132	750,155
	Union Bank of India Ltd.	2,078,564	1,008,185
	UPL Ltd.	1,109,121	10,388,411
	Usha Martin Ltd.	468,428	860,466
*	VA Tech Wabag Ltd.	167,419	509,588
	Vakrangee Ltd.	38,352	13,609
	Vardhman Textiles Ltd.	778,140	2,993,700
*Ω	Varroc Engineering Ltd.	87,257	387,960
	Vedanta Ltd.	1,166,875	3,758,331
	Venky's India Ltd.	5,211	133,205
	Vindhya Telelinks Ltd.	23,536	318,917
	Visaka Industries Ltd.	1,209	7,753
*	Vodafone Idea Ltd.	10,109,989	1,115,568
	Welspun Corp. Ltd.	702,530	2,007,584
	Welspun Enterprises Ltd.	458,544	587,181
	Welspun India Ltd.	1,874,058	1,662,095
	West Coast Paper Mills Ltd.	205,704	1,104,200
	Wipro Ltd.	4,693,117	25,056,354
*	Wockhardt Ltd.	306,702	858,749
*	Yes Bank Ltd.	19,922,354	3,780,991
	Zee Entertainment Enterprises Ltd.	3,660,922	11,398,831
*	Zee Media Corp. Ltd.	489,119	94,570
	Zensar Technologies Ltd.	423,215	1,325,644
	Zydus Lifesciences Ltd.	10,511	46,079
	Zydus Wellness Ltd.	4,298	87,900
TOTAL INDIA			1,745,375,777
INDONESIA — (2.0%)
	ABM Investama Tbk PT	492,900	87,027
	Adaro Energy Tbk PT	94,830,800	20,822,774
*	Adhi Karya Persero Tbk PT	4,040,200	201,666
*	Alam Sutera Realty Tbk PT	36,827,000	412,671
	Aneka Tambang Tbk	4,270,200	564,099
	Astra Agro Lestari Tbk PT	3,476,667	2,263,947
	Astra International Tbk PT	56,764,000	24,243,788
	Astra Otoparts Tbk PT	291,800	22,913

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Bakrie Telecom Tbk PT	160,430,200	$101,401
*	Bank Capital Indonesia Tbk PT	15,302,200	158,871
	Bank Mandiri Persero Tbk PT	42,084,162	23,556,955
	Bank Negara Indonesia Persero Tbk PT	26,872,841	14,261,835
	Bank Pan Indonesia Tbk PT	54,958,201	6,635,053
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,740,084	1,784,123
	Bank Pembangunan Daerah Jawa Timur Tbk PT	21,617,600	1,035,070
	Bank Tabungan Negara Persero Tbk PT	27,316,427	2,712,344
*	Bekasi Fajar Industrial Estate Tbk PT	32,514,000	302,609
	BISI International Tbk PT	9,817,300	1,052,940
*	Buana Lintas Lautan Tbk PT	36,957,800	363,882
	Bukit Asam Tbk PT	22,735,900	6,600,817
*	Bumi Serpong Damai Tbk PT	19,355,400	1,202,131
	Ciputra Development Tbk PT	68,295,778	4,261,365
*	City Retail Developments Tbk PT	1,000,000	9,810
*	Delta Dunia Makmur Tbk PT	36,091,000	954,797
	Dharma Satya Nusantara Tbk PT	3,030,800	108,481
*	Eagle High Plantations Tbk PT	33,587,800	158,686
	Elnusa Tbk PT	20,412,200	416,028
	Erajaya Swasembada Tbk PT	58,126,700	1,955,333
*	FKS Food Sejahtera Tbk PT	18,165,022	173,750
	Gajah Tunggal Tbk PT	8,135,800	386,793
*††	Garuda Indonesia Persero Tbk PT	7,731,781	21,698
	Gudang Garam Tbk PT	423,300	794,825
*††	Hanson International Tbk PT	37,319,300	0
	Indah Kiat Pulp & Paper Tbk PT	16,374,800	8,397,011
*	Indika Energy Tbk PT	11,304,900	2,037,931
	Indo Tambangraya Megah Tbk PT	2,713,100	7,250,416
	Indocement Tunggal Prakarsa Tbk PT	621,800	390,446
	Indofood Sukses Makmur Tbk PT	29,713,500	13,628,106
	Indomobil Sukses Internasional Tbk PT	218,700	11,949
	Integra Indocabinet Tbk PT	3,432,300	140,107
*	Intiland Development Tbk PT	22,709,800	226,703
	Jaccs Mitra Pinasthika Mustika Tbk PT	3,767,800	250,119
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,867,216
	Jaya Real Property Tbk PT	66,551,400	2,170,804
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,666,582
	KMI Wire & Cable Tbk PT	10,201,300	224,281
*	Krakatau Steel Persero Tbk PT	2,324,900	60,824
	Link Net Tbk PT	377,300	118,273
	Lippo Cikarang Tbk PT	2,408,310	184,346
*	Lippo Karawaci Tbk PT	228,305,962	1,616,891
*	Malindo Feedmill Tbk PT	6,123,100	252,102
*	Medco Energi Internasional Tbk PT	57,136,132	2,361,150
	Media Nusantara Citra Tbk PT	32,613,000	2,323,440
	Metrodata Electronics Tbk PT	12,482,050	500,879
*	Mitra Adiperkasa Tbk PT	3,807,600	228,703
*	MNC Vision Networks Tbk PT	2,925,400	21,315
*	Multipolar Tbk PT	17,883,400	207,130
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,047,800	1,742,628
	Pakuwon Jati Tbk PT	1,999,500	61,512
*	Pan Brothers Tbk PT	24,455,850	214,327
	Panin Financial Tbk PT	75,393,300	1,993,471
*	Paninvest Tbk PT	10,415,300	586,520
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	22,391,484	1,903,515
*	PP Persero Tbk PT	11,059,600	680,057
	Puradelta Lestari Tbk PT	2,516,000	27,652
	Ramayana Lestari Sentosa Tbk PT	12,504,000	489,330
	Salim Ivomas Pratama Tbk PT	22,834,800	724,141

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Sampoerna Agro Tbk PT	8,192,041	$1,205,500
	Sawit Sumbermas Sarana Tbk PT	2,134,900	216,700
	Semen Indonesia Persero Tbk PT	14,874,700	6,554,459
	Siloam International Hospitals Tbk PT	13,542,400	918,185
	Sinar Mas Agro Resources & Technology Tbk PT	4,498,700	1,411,511
*††	Sri Rejeki Isman Tbk PT	63,289,500	116,808
	Steel Pipe Industry of Indonesia PT	695,900	13,335
	Summarecon Agung Tbk PT	6,524,700	266,625
*	Surya Semesta Internusa Tbk PT	31,276,700	793,570
*††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	85,349
	Timah Tbk PT	5,379,500	530,362
*††	Tiphone Mobile Indonesia Tbk PT	6,628,800	22,346
*††	Trada Alam Minera Tbk PT	188,544,700	119,171
	Trias Sentosa Tbk PT	336,500	17,009
	Tunas Baru Lampung Tbk PT	17,990,700	934,368
	Tunas Ridean Tbk PT	32,355,100	3,402,930
	Unggul Indah Cahaya Tbk PT	288,335	220,597
	United Tractors Tbk PT	11,132,700	24,329,531
*	Vale Indonesia Tbk PT	9,434,900	3,894,518
*††	Waskita Beton Precast Tbk PT	22,419,100	107,693
*	Waskita Karya Persero Tbk PT	27,217,282	946,906
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	78,728
	Wijaya Karya Beton Tbk PT	18,377,300	252,906
*	Wijaya Karya Persero Tbk PT	20,772,300	1,311,723
	XL Axiata Tbk PT	22,558,600	3,610,979
TOTAL INDONESIA			224,550,168
MALAYSIA — (1.9%)
#	Aeon Co. M Bhd	1,897,500	610,328
#	AFFIN Bank Bhd	7,898,916	3,785,681
	Alliance Bank Malaysia Bhd	6,262,700	4,901,457
	Allianz Malaysia Bhd	93,300	268,410
	AMMB Holdings Bhd	9,574,162	8,400,482
	Batu Kawan Bhd	1,621,150	8,456,863
*	Berjaya Assets Bhd	604,700	38,720
*	Berjaya Corp. Bhd	14,730,029	811,269
#*	Berjaya Land Bhd	5,491,800	259,400
	BIMB Holdings Bhd	1,290,807	780,628
#*	Boustead Holdings Bhd	2,832,091	494,364
#	Boustead Plantations Bhd	3,285,600	602,543
*	Bumi Armada Bhd	16,365,600	1,404,165
#	Cahya Mata Sarawak Bhd	2,178,700	458,499
#	CB Industrial Product Holding Bhd	1,285,500	368,025
#	CIMB Group Holdings Bhd	25,492,055	29,865,588
#	Comfort Glove Bhd	227,900	26,396
#	CSC Steel Holdings Bhd	821,256	219,829
	Dayang Enterprise Holdings Bhd	340,600	76,461
#	DRB-Hicom Bhd	6,461,400	1,829,866
	Eco World Development Group Bhd	4,869,900	695,881
#*	Ekovest BHD	8,316,700	730,128
	FAR East Holdings Bhd	57,360	45,666
	Gadang Holdings Bhd	2,586,100	206,629
	Gamuda Bhd	8,966,498	7,564,519
	Genting Bhd	7,240,200	7,707,064
	Genting Malaysia Bhd	8,069,400	5,305,399
	Genting Plantations Bhd	82,800	120,271
	George Kent Malaysia Bhd	1,855,600	223,515
	HAP Seng Consolidated Bhd	1,005,182	1,707,457

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Hengyuan Refining Co. Bhd	776,700	$776,444
	HeveaBoard Bhd	2,153,300	218,047
#	Hiap Teck Venture Bhd	8,184,000	535,637
	Hibiscus Petroleum Bhd	3,128,500	634,398
	Hong Leong Financial Group Bhd	1,762,934	7,725,261
	Hong Leong Industries Bhd	129,100	264,103
#	IGB Bhd	2,014,864	1,021,082
	IJM Corp. Bhd	17,008,818	6,772,189
#	Insas Bhd	2,517,100	450,368
#	IOI Properties Group Bhd	7,149,225	1,599,301
#*	Iskandar Waterfront City Bhd	1,951,300	131,954
#*	JAKS Resources Bhd	6,809,780	429,412
#*	Jaya Tiasa Holdings Bhd	2,754,833	409,244
	Keck Seng Malaysia Bhd	751,400	591,123
#*	KNM Group Bhd	13,856,690	359,265
#*	KSL Holdings Bhd	1,718,751	315,097
#	Kumpulan Fima BHD	575,200	315,511
	Land & General Bhd	11,345,220	268,382
#	LBS Bina Group Bhd	3,959,834	383,021
#Ω	Lotte Chemical Titan Holding Bhd	1,126,293	483,494
#	Magnum Bhd	5,627,645	2,101,053
#	Mah Sing Group Bhd	7,983,162	1,068,309
	Malayan Banking Bhd	13,355,253	26,599,859
#	Malayan Flour Mills Bhd	3,750,075	510,593
*	Malaysia Airports Holdings Bhd	476,154	668,967
#	Malaysia Building Society Bhd	13,246,043	1,729,257
#	Malaysian Resources Corp. Bhd	11,668,547	906,259
	Matrix Concepts Holdings Bhd	794,700	405,601
#	MBM Resources BHD	812,703	584,521
	Mega First Corp. Bhd	341,200	264,685
	MISC Bhd	6,085,104	9,868,380
#	MKH Bhd	1,847,578	515,203
#	MNRB Holdings Bhd	1,983,779	445,511
*	MPHB Capital Bhd	178,400	58,859
	Muda Holdings Bhd	529,900	231,050
*	Muhibbah Engineering M Bhd	2,526,000	258,617
*	Mulpha International Bhd	852,260	415,879
#	OCK Group Bhd	204,300	17,015
	Oriental Holdings BHD	2,554,379	3,814,563
	OSK Holdings Bhd	6,761,306	1,375,467
	Pantech Group Holdings Bhd	2,474,294	366,878
#	Paramount Corp. Bhd	1,807,455	272,261
#	Petron Malaysia Refining & Marketing Bhd	247,800	287,341
#*	Pos Malaysia Bhd	1,777,400	241,341
	PPB Group Bhd	2,192,739	8,022,718
	RHB Bank Bhd	10,803,455	14,287,938
#*	Rubberex Corp. M Bhd	913,300	104,776
#*	Sapura Energy Bhd	39,709,700	359,373
#	Sarawak Oil Palms Bhd	1,041,700	646,060
	Sime Darby Bhd	16,751,900	8,826,130
	Sime Darby Property Bhd	7,330,900	775,063
	SP Setia Bhd Group	8,294,573	1,409,190
††	Sumatec Resources Bhd	2,855,100	577
	Sunway Bhd	8,784,986	3,299,063
	Suria Capital Holdings Bhd	793,880	196,315
#	Ta Ann Holdings Bhd	903,226	779,245
	Tan Chong Motor Holdings Bhd	658,600	170,123
*	Tropicana Corp. Bhd	4,993,061	1,088,530
	TSH Resources Bhd	155,000	36,605

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
*	Tune Protect Group Bhd	2,001,800	$161,678
	UEM Edgenta Bhd	1,204,400	352,059
#*	UEM Sunrise Bhd	8,933,745	623,907
	United Malacca Bhd	902,000	1,075,472
#	UOA Development Bhd	8,041,421	3,018,855
*	Velesto Energy Bhd	13,483,328	258,802
*	Wah Seong Corp. Bhd	676,080	81,440
#	WCT Holdings Bhd	4,268,224	418,134
	Yinson Holdings Bhd	504,280	238,297
*	YNH Property Bhd	3,046,350	2,311,678
	YTL Corp. Bhd	25,274,321	3,240,366
TOTAL MALAYSIA			216,438,699
MEXICO — (2.4%)
*	ALEATICA SAB de CV	21,226	17,170
	Alfa SAB de CV, Class A	24,152,100	16,598,608
#	Alpek SAB de CV	1,904,817	2,523,809
	Arca Continental SAB de CV	1,245,921	8,613,360
#Ω	Banco del Bajio SA	1,588,495	3,727,047
*	Cemex SAB de CV	69,050	27,741
#*	Cemex SAB de CV, Sponsored ADR	3,249,914	13,032,153
	Coca-Cola Femsa SAB de CV, Sponsored ADR	58,470	3,521,648
#	Coca-Cola Femsa SAB de CV	1,044,400	6,307,745
#	Consorcio ARA SAB de CV	3,207,049	517,583
	Corp Actinver SAB de CV	89,268	54,300
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	815,461	380,019
#	Cydsa SAB de CV	5,874	3,942
	Dine SAB de CV	994,814	1,030,902
	El Puerto de Liverpool SAB de CV, Class C1	524,245	2,354,866
	Fomento Economico Mexicano SAB de CV	337,703	2,095,910
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	98,242	6,089,039
	GCC SAB de CV	760,017	4,721,049
#	Genomma Lab Internacional SAB de CV, Class B	987,459	921,800
	Gentera SAB de CV	2,042,771	1,649,408
#	Grupo Carso SAB de CV	2,743,140	10,697,782
	Grupo Comercial Chedraui SA de CV	1,892,653	5,750,702
	Grupo Elektra SAB de CV	61,247	3,596,224
	Grupo Financiero Banorte SAB de CV, Class O	5,745,881	32,746,634
#*	Grupo Financiero Inbursa SAB de CV, Class O	6,085,555	11,245,388
*	Grupo Gigante SAB de CV	471,076	637,560
#	Grupo Herdez SAB de CV	34,823	51,827
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,009,917
	Grupo KUO SAB de CV, Class B	1,907,144	3,976,043
	Grupo Mexico SAB de CV, Class B	8,966,449	35,535,033
*	Grupo Pochteca SAB de CV	67,810	29,405
*	Grupo Posadas SAB de CV	243,163	312,997
	Grupo Rotoplas SAB de CV	126,161	190,366
*	Grupo Sanborns SAB de CV	1,360,018	1,654,531
*	Grupo Simec SAB de CV, Class B	690,073	7,041,043
#	Grupo Televisa SAB, Sponsored ADR	713,059	5,576,121
	Grupo Televisa SAB	2,296,479	3,602,629
*	Hoteles City Express SAB de CV	259,134	49,576
	Industrias Bachoco SAB de CV, Class B	1,220,220	4,586,861
*	Industrias CH SAB de CV, Class B	1,876,805	20,530,647
	Industrias Penoles SAB de CV	513,804	5,187,819
#	La Comer SAB de CV	3,486,572	6,191,357
	Medica Sur SAB de CV, Class B	1,000	2,622
	Megacable Holdings SAB de CV	680,221	1,568,958
*	Minera Frisco SAB de CV, Class A1	12,027,802	1,734,651

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*Ω	Nemak SAB de CV	8,912,881	$2,251,666
	Orbia Advance Corp. SAB de CV	4,100,955	9,080,823
#*	Organizacion Cultiba SAB de CV	157,421	74,210
#	Organizacion Soriana SAB de CV, Class B	13,635,143	15,116,344
	Promotora y Operadora de Infraestructura SAB de CV	521,452	3,772,984
#*	Unifin Financiera SAB de CV	769,542	603,614
*	Vista Energy SAB de CV, ADR	3,552	31,187
*	Vitro SAB de CV, Class A	927,658	1,001,127
TOTAL MEXICO			270,626,747
PHILIPPINES — (1.0%)
	AC Energy Corp.	441,060	67,071
††	ACR Mining Corp.	105,455	6,420
	Alliance Global Group, Inc.	20,470,306	3,674,574
	Alsons Consolidated Resources, Inc.	5,120,000	87,331
*	Apex Mining Co., Inc.	2,152,000	57,822
*	Atlas Consolidated Mining & Development Corp.	4,214,600	347,370
	Ayala Corp.	147,020	1,655,794
	Bank of the Philippine Islands	3,780,263	6,380,694
	BDO Unibank, Inc.	8,507,218	18,466,649
*	Belle Corp.	4,041,000	87,967
*	Cebu Air, Inc.	519,030	404,337
*Ω	CEMEX Holdings Philippines, Inc.	17,723,719	228,687
	Century Properties Group, Inc.	11,896,400	83,147
	China Banking Corp.	7,866,732	3,860,372
	Cosco Capital, Inc.	13,204,600	1,029,849
	DMCI Holdings, Inc.	9,574,200	1,651,073
	East West Banking Corp.	2,667,000	328,930
*	EEI Corp.	1,467,500	90,522
*††	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	49,174
	Filinvest Land, Inc.	73,198,031	1,168,939
	First Philippine Holdings Corp.	3,175,100	3,715,114
*††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	388,492
	GT Capital Holdings, Inc.	252,277	2,076,645
*	Integrated Micro-Electronics, Inc.	2,128,500	266,515
	JG Summit Holdings, Inc.	11,192,197	10,454,804
	LT Group, Inc.	9,164,300	1,463,930
	Megaworld Corp.	59,821,300	2,455,171
	Metropolitan Bank & Trust Co.	8,518,232	7,513,686
	Nickel Asia Corp.	3,334,640	331,394
*	Petron Corp.	15,733,900	819,243
*	Philcomsat Holdings Corp.	497,957	2,879
	Philex Mining Corp.	4,703,000	277,522
*	Philippine National Bank	3,173,985	1,030,993
*††	Philippine National Construction Corp.	398,900	6,650
	Philippine Savings Bank	1,950,769	2,034,485
*††	Philippine Townships, Inc.	226,200	0
*††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	222,735
*	Pilipinas Shell Petroleum Corp.	112,730	36,450
	Premium Leisure Corp.	6,804,000	50,666
	Puregold Price Club, Inc.	344,100	188,558
	RFM Corp.	762,400	53,971
	Rizal Commercial Banking Corp.	4,608,906	1,662,743
	Robinsons Land Corp.	20,205,008	6,237,118
	Robinsons Retail Holdings, Inc.	799,160	803,905
	San Miguel Corp.	5,017,036	9,603,006

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Security Bank Corp.	1,414,324	$2,324,964
*	Top Frontier Investment Holdings, Inc.	526,832	1,095,549
	Union Bank of the Philippines	6,398,498	9,374,427
	Vista Land & Lifescapes, Inc.	46,966,968	1,680,655
TOTAL PHILIPPINES			105,898,992
POLAND — (0.7%)
*	Agora SA	230,402	268,585
*	Alior Bank SA	412,147	2,231,529
#	Amica SA	9,232	140,773
	Asseco Poland SA	21,444	334,137
	Bank Handlowy w Warszawie SA	14,823	188,167
*	Bank Millennium SA	2,307,358	1,842,988
	Bank Polska Kasa Opieki SA	15,635	247,629
	Boryszew SA	283,585	303,565
	Ciech SA	154,743	1,324,551
	Cyfrowy Polsat SA	579,582	2,498,148
#	Develia SA	1,336,579	696,171
*	Enea SA	1,394,796	2,848,072
*	Famur SA	115,828	79,787
	Firma Oponiarska Debica SA	12,263	166,271
*	Grupa Azoty SA	251,479	2,341,139
#	Grupa Kety SA	20,657	2,454,197
	Grupa Lotos SA	502,883	8,804,926
#*	Jastrzebska Spolka Weglowa SA	225,918	2,462,581
	Kernel Holding SA	343,864	1,929,119
	KGHM Polska Miedz SA	341,432	8,558,924
	Lubelski Wegiel Bogdanka SA	52,381	610,586
*	mBank SA	34,996	1,674,030
*	Mercator Medical SA	3,520	49,370
*	PGE Polska Grupa Energetyczna SA	3,944,789	8,819,458
#*	PKP Cargo SA	114,540	325,940
	Polski Koncern Naftowy Orlen SA	1,593,059	26,022,504
	Santander Bank Polska SA	6,162	312,893
	Stalexport Autostrady SA	183,939	112,895
*	Tauron Polska Energia SA	6,719,687	4,742,844
TOTAL POLAND			82,391,779
QATAR — (0.6%)
	Aamal Co.	6,269,992	2,011,669
	Al Khaleej Takaful Group QSC	640,759	577,476
*	Alijarah Holding Co. QPSC	1,785,846	436,144
	Baladna	3,720,712	1,781,545
	Barwa Real Estate Co.	5,899,812	5,848,476
	Commercial Bank PSQC	4,739,204	9,548,348
	Doha Bank QPSC	5,490,200	3,781,791
	Doha Insurance Co. QSC	63,045	37,951
*	Gulf International Services QSC	5,502,085	3,028,281
	Gulf Warehousing Co.	739,413	891,287
	Mannai Corp. QSC	114,414	306,613
	Masraf Al Rayan QSC	2,781,543	3,367,279
*	Mazaya Real Estate Development QPSC	3,969,317	913,729
	Medicare Group	45,134	85,243
	Mesaieed Petrochemical Holding Co.	7,925,599	5,959,506
	Ooredoo QPSC	3,067,639	7,869,542
	Qatar Aluminum Manufacturing Co.	422,702	199,131
	Qatar Fuel QSC	725,867	3,560,528
	Qatar Gas Transport Co. Ltd.	173,291	195,156

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar Industrial Manufacturing Co. QSC	47,636	$48,539
	Qatar Insurance Co. SAQ	2,795,934	1,807,977
	Qatar National Cement Co. QSC	453,418	607,287
	Qatar Navigation QSC	1,452,117	4,255,443
*	Salam International Investment Ltd. QSC	6,797,227	1,615,705
	United Development Co. QSC	8,050,658	3,367,057
	Vodafone Qatar QSC	6,450,726	2,960,435
TOTAL QATAR			65,062,138
RUSSIA — (0.0%)
*††	Etalon Group PLC, GDR	88,415	0
*††	Gazprom PJSC,Sponsored ADR	9,648,397	0
*††	Lukoil PJSC, Sponsored ADR	919,241	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
*††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
*††	RusHydro PJSC, ADR	4,402,355	0
*††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
*††	VTB Bank PJSC, GDR	5,107,496	0
SAUDI ARABIA — (3.6%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	10,628	30,130
	Al Babtain Power & Telecommunication Co.	187,275	1,175,149
*	Al Etihad Cooperative Insurance Co.	132,570	495,983
*	Al Hassan Ghazi Ibrahim Shaker Co.	14,017	68,700
*	Al Jouf Cement Co.	677,876	1,893,498
*	Al Khaleej Training & Education Co.	227,767	945,075
*	AlAbdullatif Industrial Investment Co.	72,998	376,817
*	AlJazira Takaful Ta'awuni Co.	193,428	834,642
*	Allianz Saudi Fransi Cooperative Insurance Co.	4,601	16,750
	Arab National Bank	1,855,402	15,345,081
	Arabian Cement Co.	371,303	3,788,093
	Arriyadh Development Co.	16,925	104,239
	Astra Industrial Group	208,369	2,444,614
	Bank Al-Jazira	2,176,140	15,333,174
	Banque Saudi Fransi	1,527,840	20,943,571
*	Basic Chemical Industries Ltd.	116,705	1,225,250
*	Buruj Cooperative Insurance Co.	59,150	303,331
	City Cement Co.	570,039	3,517,468
*	Dar Al Arkan Real Estate Development Co.	2,986,215	10,085,648
*	Dur Hospitality Co.	306,999	1,923,986
	Eastern Province Cement Co.	299,249	3,503,237
	Electrical Industries Co.	2,995	19,679
*	Emaar Economic City	1,825,796	4,949,223
	Etihad Etisalat Co.	2,186,511	22,077,461
	Gulf Insurance Group	61,611	405,198
	Hail Cement Co.	394,113	1,409,033
*	Jazan Energy & Development Co.	145,207	626,689
	L'Azurde Co. for Jewelry	23,858	96,094
*	Middle East Healthcare Co.	197,665	1,842,555
*	Middle East Specialized Cables Co.	30,420	108,297
*	Mobile Telecommunications Co. Saudi Arabia	2,552,047	8,020,974
	Najran Cement Co.	664,184	2,673,121
	National Co. for Glass Industries	71,216	683,507
*	National Industrialization Co.	1,575,421	6,988,831
	Northern Region Cement Co.	737,880	2,316,892
	Riyad Bank	3,058,561	29,782,566
	Sahara International Petrochemical Co.	1,791,938	22,870,485
	Saudi Basic Industries Corp.	2,599,186	69,250,984
	Saudi British Bank	2,927,507	32,957,027

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Chemical Co. Holding	299,181	$2,369,355
	Saudi Industrial Investment Group	807,868	6,031,011
	Saudi Industrial Services Co.	364,483	1,993,758
	Saudi Investment Bank	1,148,162	6,436,056
*	Saudi Kayan Petrochemical Co.	4,926,672	20,025,230
*	Saudi Marketing Co.	43,730	248,688
	Saudi National Bank	2,323,120	43,609,001
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	25,367	189,302
*	Saudi Printing & Packaging Co.	22,571	98,038
*	Saudi Reinsurance Co.	302,533	1,315,082
	Savola Group	382,582	3,403,304
*	Seera Group Holding	774,933	3,426,843
*	Sinad Holding Co.	268,249	1,075,123
	Tabuk Cement Co.	353,379	1,454,232
	Umm Al-Qura Cement Co.	230,188	1,397,068
	United Wire Factories Co.	2,640	21,347
*	Walaa Cooperative Insurance Co.	152,249	562,755
*	Yamama Cement Co.	743,903	5,842,382
	Yanbu Cement Co.	308,179	3,043,269
	Yanbu National Petrochemical Co.	234,192	3,113,868
*	Zamil Industrial Investment Co.	231,061	1,186,940
TOTAL SAUDI ARABIA			398,275,704
SOUTH AFRICA — (3.6%)
	Absa Group Ltd.	3,114,038	31,911,073
	Adcock Ingram Holdings Ltd.	42,701	131,441
	Advtech Ltd.	99,684	98,824
	AECI Ltd.	932,984	5,111,246
	African Rainbow Minerals Ltd.	527,605	7,436,363
	Alexander Forbes Group Holdings Ltd.	5,673,152	1,653,704
	Altron Ltd., Class A	134,145	66,365
	Alviva Holdings Ltd.	641,511	883,384
#	AngloGold Ashanti Ltd., Sponsored ADR	1,050,481	15,452,575
	Aspen Pharmacare Holdings Ltd.	1,158,680	10,154,934
	Astral Foods Ltd.	158,384	1,908,018
	Barloworld Ltd.	1,303,540	7,192,928
*	Blue Label Telecoms Ltd.	2,858,416	1,220,231
#*	Brait PLC	5,322,564	1,345,715
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	693,605
#	DataTec Ltd.	3,692,197	9,767,771
*	Discovery Ltd.	321,318	2,482,996
	DRDGOLD Ltd.	958,298	595,486
	Exxaro Resources Ltd.	775,443	9,425,683
#	Gold Fields Ltd., Sponsored ADR	2,304,508	21,201,474
	Grindrod Ltd.	1,273,685	677,850
	Grindrod Shipping Holdings Ltd.	67,963	1,221,414
	Harmony Gold Mining Co. Ltd.	1,224,659	3,912,080
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	204,875	669,941
	Hudaco Industries Ltd.	160,964	1,447,742
	Impala Platinum Holdings Ltd.	3,383,984	37,519,967
	Investec Ltd.	1,175,172	6,279,061
	KAP Industrial Holdings Ltd.	8,287,397	2,156,378
	Lewis Group Ltd.	831,398	2,591,482
	Life Healthcare Group Holdings Ltd.	3,443,456	4,079,710
	Merafe Resources Ltd.	7,715,465	664,823
	Metair Investments Ltd.	1,082,929	1,760,968
	Momentum Metropolitan Holdings	5,564,093	4,913,662
	Motus Holdings Ltd.	340,730	2,300,286
	Mpact Ltd.	1,853,981	3,447,715

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	MTN Group Ltd.	4,237,003	$35,560,252
*	Murray & Roberts Holdings Ltd.	4,920,201	3,122,395
	Nedbank Group Ltd.	1,505,982	19,685,817
	Netcare Ltd.	742,825	680,834
	Oceana Group Ltd.	130,350	383,691
	Old Mutual Ltd.	17,256,455	11,770,397
	Omnia Holdings Ltd.	1,059,557	4,072,297
Ω	Pepkor Holdings Ltd.	3,773,197	4,590,514
*	PPC Ltd.	7,267,748	1,248,898
	Raubex Group Ltd.	1,318,369	2,922,410
	RCL Foods Ltd.	159,113	102,735
	Reunert Ltd.	1,050,607	2,593,855
	RFG Holdings Ltd.	23,326	16,251
#	Royal Bafokeng Platinum Ltd.	591,722	5,319,730
#*	Sappi Ltd.	2,944,690	9,751,662
*	Sasol Ltd.	1,600,999	33,631,818
	Sibanye Stillwater Ltd.	2,036,333	5,002,330
#	Sibanye Stillwater Ltd., ADR	767,238	7,626,346
	Standard Bank Group Ltd.	4,435,174	42,729,141
*	Steinhoff International Holdings NV	936,670	145,083
	Super Group Ltd.	2,549,683	4,304,425
*	Telkom SA SOC Ltd.	1,522,948	3,990,191
*	Trencor Ltd.	1,135,741	367,216
*	Tsogo Sun Gaming Ltd.	1,035,069	674,438
	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,626,637
TOTAL SOUTH AFRICA			404,296,258
SOUTH KOREA — (12.2%)
*	Actoz Soft Co. Ltd.	3,702	26,924
	Aekyung Chemical Co. Ltd.	37,530	242,230
*	Agabang&Company	12,246	29,325
	Ahn-Gook Pharmaceutical Co. Ltd.	7,627	50,372
	AJ Networks Co. Ltd.	69,115	427,468
*	Ajin Industrial Co. Ltd.	191,527	434,809
	AK Holdings, Inc.	15,311	193,093
	Amorepacific Group	62,993	1,792,556
*	Aprogen pharmaceuticals, Inc.	807,824	418,754
*	Asia Business Daily Co. Ltd.	36,055	60,807
#	Asia Cement Co. Ltd.	83,810	757,772
	ASIA Holdings Co. Ltd.	5,076	485,937
	Asia Paper Manufacturing Co. Ltd.	27,225	761,900
	AUK Corp.	137,335	256,729
	Aurora World Corp.	19,282	126,017
	Austem Co. Ltd.	139,331	215,786
	Autech Corp.	12,933	78,667
	Avaco Co. Ltd.	34,649	293,133
*	Barunson Entertainment & Arts Corp.	76,043	66,722
	Bcworld Pharm Co. Ltd.	7,068	59,435
	BGF Co. Ltd.	184,574	599,838
	Binggrae Co. Ltd.	15,376	567,226
*	BioSmart Co. Ltd.	54,215	184,881
	Bixolon Co. Ltd.	27,536	133,120
	Bluecom Co. Ltd.	59,503	450,928
	BNK Financial Group, Inc.	1,040,137	5,442,541
	Bookook Securities Co. Ltd.	20,358	349,856
	BYC Co. Ltd.	752	246,025
#	Byucksan Corp.	249,204	530,587
*	Capro Corp.	11,841	27,030
*	Charm Engineering Co. Ltd.	75,503	48,823

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chinyang Holdings Corp.	83,349	$230,549
	Chongkundang Holdings Corp.	8,866	408,539
	Chosun Refractories Co. Ltd.	8,873	530,030
	CJ CheilJedang Corp.	46,747	14,090,201
	CJ Corp.	86,194	5,296,499
	CJ ENM Co. Ltd.	25,277	1,982,721
*	CJ Logistics Corp.	20,840	1,870,332
	CKD Bio Corp.	2,543	59,042
*	Cloud Air Co. Ltd.	53,283	47,137
*	CODI-M Co. Ltd.	970,980	130,799
	Com2uSCorp	10,311	612,194
*	Comtec Systems Co. Ltd.	330,288	206,432
	Cosmax BTI, Inc.	10,981	79,975
*	Cosmecca Korea Co. Ltd.	14,424	109,735
	Coweaver Co. Ltd.	16,593	93,079
	Crown Confectionery Co. Ltd.	11,579	77,681
	CROWNHAITAI Holdings Co. Ltd.	35,198	195,447
	Cuckoo Holdings Co. Ltd.	2,859	38,040
	Cuckoo Homesys Co. Ltd.	2,467	59,926
	Cymechs, Inc.	3,124	35,641
	Dae Han Flour Mills Co. Ltd.	5,781	635,496
	Dae Hyun Co. Ltd.	170,764	287,473
	Dae Won Kang Up Co. Ltd.	215,821	526,845
*	Dae Yu Co. Ltd.	22,377	78,799
	Daebongls Co. Ltd.	4,061	26,958
#	Daechang Co. Ltd.	318,178	368,280
	Daechang Forging Co. Ltd.	23,600	96,897
#	Daedong Corp.	106,769	1,063,600
	Daehan Steel Co. Ltd.	73,279	891,094
	Daejung Chemicals & Metals Co. Ltd.	6,060	85,971
	Daekyo Co. Ltd.	71,052	168,893
	Daelim B&Co Co. Ltd.	7,997	31,533
#	Daesang Corp.	131,636	2,210,956
	Daesang Holdings Co. Ltd.	69,236	441,857
	Daewon San Up Co. Ltd.	61,406	252,423
*	Daewoo Engineering & Construction Co. Ltd.	1,087,536	4,405,822
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	319,791	4,908,661
*	Dahaam E-Tec Co. Ltd.	3,535	190,478
	Daihan Pharmaceutical Co. Ltd.	14,428	304,732
	Daishin Securities Co. Ltd.	169,070	2,015,703
#	Daou Data Corp.	88,252	783,807
	Daou Technology, Inc.	142,841	2,072,812
	DB Financial Investment Co. Ltd.	179,115	715,694
	DB Insurance Co. Ltd.	267,821	12,464,444
*	DB, Inc.	197,479	126,412
	Deutsch Motors, Inc.	67,324	454,009
*	Development Advance Solution Co. Ltd.	63,090	262,355
	Device ENG Co. Ltd.	1,411	20,459
	DGB Financial Group, Inc.	1,026,507	6,112,723
	DI Dong Il Corp.	56,370	793,546
	Display Tech Co. Ltd.	36,701	176,629
	DL Construction Co. Ltd.	6,643	108,670
#	DL E&C Co. Ltd.	238,320	7,459,560
#	DL Holdings Co. Ltd.	79,433	3,980,709
	DMS Co. Ltd.	60,802	251,698
	DN Automotive Corp.	16,843	744,220
	Dong A Eltek Co. Ltd.	36,986	208,021
	Dong-A Socio Holdings Co. Ltd.	5,524	425,327
	Dong-A ST Co. Ltd.	9,733	462,143

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-Ah Geological Engineering Co. Ltd.	8,041	$105,920
*	Dongbang Transport Logistics Co. Ltd.	22,082	49,003
	Dongbu Corp.	36,803	306,589
	Dongil Industries Co. Ltd.	5,430	753,099
	Dongkuk Industries Co. Ltd.	200,221	463,219
#	Dongkuk Steel Mill Co. Ltd.	382,354	3,921,476
	Dongsung Chemical Co. Ltd.	159,407	539,314
	Dongwha Pharm Co. Ltd.	51,207	417,036
	Dongwon Development Co. Ltd.	229,359	732,357
	Dongwon F&B Co. Ltd.	3,010	352,567
#	Dongwon Industries Co. Ltd.	7,116	1,230,299
*	Dongwoo Farm To Table Co. Ltd.	14,971	32,217
#	Dongyang E&P, Inc.	28,974	327,892
	Doosan Bobcat, Inc.	233,044	5,597,642
	Doosan Co. Ltd.	38,417	2,076,363
	DoubleUGames Co. Ltd.	26,816	874,847
	DRB Holding Co. Ltd.	19,906	69,515
	DY Corp.	99,543	559,014
	DY POWER Corp.	23,114	218,144
	Eagon Industrial Ltd.	37,684	263,070
	Easy Holdings Co. Ltd.	265,832	746,190
	e-LITECOM Co. Ltd.	12,362	54,471
	E-MART, Inc.	71,124	6,198,447
	Estechpharma Co. Ltd.	22,481	145,646
#	Eugene Corp.	285,673	881,315
	Eugene Investment & Securities Co. Ltd.	375,364	840,435
	Eusu Holdings Co. Ltd.	64,565	298,222
	Exicon Co. Ltd.	6,081	47,863
	Farmsco	43,103	171,920
	Fila Holdings Corp.	148,106	3,473,163
	Fursys, Inc.	20,360	496,532
	Gaon Cable Co. Ltd.	14,586	267,110
	Gemvaxlink Co. Ltd.	117,017	117,964
	Geumhwa PSC Co. Ltd.	976	22,271
	GMB Korea Corp.	48,932	213,587
	Golfzon Newdin Holdings Co. Ltd.	125,101	674,990
	Green Cross Holdings Corp.	28,431	451,736
	GS Engineering & Construction Corp.	275,403	6,331,331
*	GS Global Corp.	240,697	665,357
	GS Holdings Corp.	259,979	8,333,481
	GS Retail Co. Ltd.	75,400	1,427,533
	Gwangju Shinsegae Co. Ltd.	19,015	481,204
	Haitai Confectionery & Foods Co. Ltd.	12,558	68,263
	Halla Corp.	124,417	397,786
	Halla Holdings Corp.	41,387	1,239,737
	Hana Financial Group, Inc.	1,199,113	34,362,356
	HanChang Paper Co. Ltd.	21,637	28,916
	Handok, Inc.	19,195	268,765
	Handsome Co. Ltd.	86,395	2,071,447
	Hanil Holdings Co. Ltd.	81,808	684,524
	Hanjin Transportation Co. Ltd.	51,217	1,059,308
	Hankook Tire & Technology Co. Ltd.	356,589	9,558,588
	HanmiGlobal Co. Ltd.	3,947	35,965
	Hanshin Construction Co. Ltd.	46,887	438,513
	Hansol Holdings Co. Ltd.	188,105	507,757
	Hansol HomeDeco Co. Ltd.	394,971	432,050
	Hansol Paper Co. Ltd.	98,797	1,086,345
*	Hansol Technics Co. Ltd.	152,097	702,454
	Hanwha Aerospace Co. Ltd.	157,467	7,843,749

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanwha Corp.	199,012	$4,231,229
*	Hanwha General Insurance Co. Ltd.	306,644	1,185,757
	Hanwha Investment & Securities Co. Ltd.	614,846	1,584,234
#*	Hanwha Life Insurance Co. Ltd.	1,698,564	3,018,638
#*	Hanwha Solutions Corp.	450,379	15,216,207
	Hanyang Eng Co. Ltd.	57,968	696,624
	Hanyang Securities Co. Ltd.	48,595	415,766
	Harim Holdings Co. Ltd.	217,823	1,416,763
	HD Hyundai Co. Ltd.	164,915	7,231,431
	HDC Holdings Co. Ltd.	14,787	79,469
#	HDC Hyundai Development Co. Engineering & Construction, Class E	100,792	960,811
	HDC Hyundai Engineering Plastics Co. Ltd.	71,923	225,931
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	208,744
	High Tech Pharm Co. Ltd.	8,554	64,885
	Hitejinro Holdings Co. Ltd.	41,023	368,395
	HMM Co. Ltd.	25,871	496,733
	HS Industries Co. Ltd.	21,523	84,178
*	Humax Co. Ltd.	44,508	128,468
*	Huneed Technologies	54,858	337,108
	Huons Global Co. Ltd.	19,207	344,588
#	Huvis Corp.	95,448	475,327
	Hwa Shin Co. Ltd.	120,769	892,674
	Hwacheon Machine Tool Co. Ltd.	6,607	173,278
	Hwangkum Steel & Technology Co. Ltd.	54,167	314,499
	Hwaseung Corp. Co. Ltd.	147,102	164,906
	HwaSung Industrial Co. Ltd.	51,572	691,427
	Hy-Lok Corp.	45,195	641,460
	Hyosung Corp.	34,661	2,049,276
	Hyosung TNC Corp.	5,144	1,368,980
	Hyundai BNG Steel Co. Ltd.	54,999	573,948
	Hyundai Construction Equipment Co. Ltd.	79,410	2,323,508
	Hyundai Corp.	45,004	552,010
	Hyundai Corp. Holdings, Inc.	31,933	273,306
	Hyundai Department Store Co. Ltd.	81,362	4,179,134
*	Hyundai Doosan Infracore Co. Ltd.	977,077	4,201,792
*	Hyundai Energy Solutions Co. Ltd.	1,446	56,324
	Hyundai Engineering & Construction Co. Ltd.	269,031	8,747,920
	Hyundai Futurenet Co. Ltd.	253,369	543,884
	Hyundai Glovis Co. Ltd.	32,382	4,544,896
#	Hyundai Greenfood Co. Ltd.	278,992	1,662,627
	Hyundai Home Shopping Network Corp.	36,541	1,472,244
	Hyundai Livart Furniture Co. Ltd.	68,316	614,984
	Hyundai Marine & Fire Insurance Co. Ltd.	324,982	8,209,329
	Hyundai Mobis Co. Ltd.	204,717	36,031,643
	Hyundai Motor Co.	370,785	56,067,567
#	Hyundai Motor Securities Co. Ltd.	115,174	946,347
	Hyundai Steel Co.	330,237	8,686,584
	Hyundai Wia Corp.	58,341	3,070,451
	ICD Co. Ltd.	19,844	145,440
	IDIS Holdings Co. Ltd.	25,924	268,551
	Iljin Electric Co. Ltd.	95,282	494,686
	Iljin Holdings Co. Ltd.	91,947	469,375
#	Ilshin Spinning Co. Ltd.	8,448	671,033
	Ilsung Pharmaceuticals Co. Ltd.	5,843	350,151
	iMarketKorea, Inc.	88,543	707,200
	Industrial Bank of Korea	1,133,792	8,205,606
	INITECH Co. Ltd.	31,597	102,644
*	INNO Instrument, Inc.	52,863	69,787
	Innocean Worldwide, Inc.	19,135	671,899

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	INTOPS Co. Ltd.	68,533	$1,806,388
	Inzi Controls Co. Ltd.	5,966	38,293
	INZI Display Co. Ltd.	114,878	175,008
#	IS Dongseo Co. Ltd.	61,006	1,895,570
	JB Financial Group Co. Ltd.	661,286	3,801,541
	JC Hyun System, Inc.	50,382	201,675
*	JNTC Co. Ltd.	45,564	188,102
	Kangnam Jevisco Co. Ltd.	19,813	352,712
	KAON Media Co. Ltd.	18,387	117,575
#*	KB Financial Group, Inc., ADR	2,148,072	79,650,509
	KC Co. Ltd.	40,765	612,701
	KC Green Holdings Co. Ltd.	76,623	293,162
	KC Tech Co. Ltd.	19,534	268,768
#	KCC Corp.	16,696	3,754,030
	KCC Engineering & Construction Co. Ltd.	46,480	249,197
	KCC Glass Corp.	81,186	2,999,451
	KCTC	7,171	26,357
*	KEC Holdings Co. Ltd.	22,537	25,372
	KG Chemical Corp.	3,173	68,895
#	Kginicis Co. Ltd.	27,461	292,438
	KGMobilians Co. Ltd.	34,364	185,629
*	KH Electron Co. Ltd.	179,620	105,098
	Kia Corp.	959,675	60,082,739
	KISCO Corp.	95,674	503,526
	KISCO Holdings Co. Ltd.	48,131	524,316
	KISWIRE Ltd.	61,260	993,461
	KIWOOM Securities Co. Ltd.	89,433	5,823,612
*	KleanNara Co. Ltd.	53,229	148,818
*	KMH Hitech Co. Ltd.	81,334	93,007
	Kolmar Korea Holdings Co. Ltd.	29,261	403,385
	Kolon Corp.	38,037	735,410
	Kolon Global Corp.	30,280	458,629
	Kolon Industries, Inc.	101,546	4,286,991
	Komelon Corp.	29,152	212,089
	Kook Soon Dang Brewery Co. Ltd.	26,660	190,110
	Kopla Co. Ltd.	9,387	48,814
#	Korea Alcohol Industrial Co. Ltd.	78,635	649,110
	Korea Asset In Trust Co. Ltd.	256,587	684,574
	Korea Electric Terminal Co. Ltd.	34,640	1,504,069
	Korea Export Packaging Industrial Co. Ltd.	1,813	32,120
	Korea Flange Co. Ltd.	151,751	303,373
	Korea Investment Holdings Co. Ltd.	230,769	11,228,895
*	Korea Line Corp.	871,544	1,605,731
	Korea Petrochemical Ind Co. Ltd.	19,867	1,947,976
	Korea Real Estate Investment & Trust Co. Ltd.	856,608	1,106,768
#*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	133,872	8,748,219
	Korea Zinc Co. Ltd.	1,391	511,380
	Korean Drug Co. Ltd.	11,229	68,294
	Korean Reinsurance Co.	491,832	3,338,675
*	Kortek Corp.	54,034	385,800
	KPX Chemical Co. Ltd.	12,798	486,036
	KSS LINE Ltd.	82,545	652,504
	KT Skylife Co. Ltd.	142,233	985,071
	KT&G Corp.	299,443	18,873,599
#	KTB Investment & Securities Co. Ltd.	266,062	931,931
	KTCS Corp.	168,949	285,134
	Ktis Corp.	166,666	343,119
	Kukdo Chemical Co. Ltd.	16,308	638,506
	Kukdong Oil & Chemicals Co. Ltd.	26,930	77,183

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kumho HT, Inc.	63,745	$63,088
	Kumho Petrochemical Co. Ltd.	42,956	4,291,052
*	Kumho Tire Co., Inc.	476,127	1,300,078
	KUMHOE&C Co. Ltd.	7,074	45,311
	Kumkang Kind Co. Ltd.	96,105	531,611
	Kwang Dong Pharmaceutical Co. Ltd.	76,797	384,458
#	Kyeryong Construction Industrial Co. Ltd.	42,646	806,765
	Kyobo Securities Co. Ltd.	108,288	539,045
#	Kyungbang Co. Ltd.	61,163	620,799
	Kyungdong Pharm Co. Ltd.	14,689	101,889
	Kyung-In Synthetic Corp.	6,399	28,921
	LEADCORP, Inc.	85,015	542,689
	Lee Ku Industrial Co. Ltd.	20,154	50,243
	LF Corp.	106,031	1,426,828
	LG Corp.	313,441	19,563,647
#	LG Display Co. Ltd., ADR	2,886,054	17,114,300
	LG Electronics, Inc.	565,137	41,222,409
	LG HelloVision Co. Ltd.	143,379	630,864
	LG Uplus Corp.	1,231,765	11,869,404
	LMS Co. Ltd.	28,495	177,619
#	Lotte Chemical Corp.	64,798	8,816,241
	Lotte Chilsung Beverage Co. Ltd.	16,376	2,238,802
	Lotte Confectionery Co. Ltd.	6,080	550,167
	Lotte Corp.	93,211	2,682,781
*	Lotte Data Communication Co.	8,187	172,671
	LOTTE Fine Chemical Co. Ltd.	86,140	4,369,657
	LOTTE Himart Co. Ltd.	52,285	693,623
#*	Lotte Non-Life Insurance Co. Ltd.	425,555	550,555
	Lotte Shopping Co. Ltd.	44,648	3,284,698
	LS Corp.	91,063	4,132,585
#	LS Electric Co. Ltd.	6,851	306,251
*	Lumens Co. Ltd.	190,857	168,899
*	LVMC Holdings	274,553	627,095
	LX Hausys Ltd.	40,046	1,345,708
*	LX Holdings Corp.	153,703	1,034,861
#	LX International Corp.	162,132	4,108,175
	Maeil Dairies Co. Ltd.	6,841	313,173
	Maeil Holdings Co. Ltd.	11,288	78,287
	Mando Corp.	75,340	3,330,512
	MegaStudy Co. Ltd.	43,791	379,772
#	Meritz Financial Group, Inc.	75,324	1,521,494
	Meritz Securities Co. Ltd.	1,648,034	6,151,076
	Mi Chang Oil Industrial Co. Ltd.	4,014	247,968
	Mirae Asset Life Insurance Co. Ltd.	388,009	913,623
	Mirae Asset Securities Co. Ltd.	1,738,494	8,834,789
	MK Electron Co. Ltd.	88,121	827,234
	MNTech Co. Ltd.	121,454	807,947
*	Mobase Co. Ltd.	21,024	51,497
*	Mobase Electronics Co. Ltd.	16,407	18,871
	Moonbae Steel Co. Ltd.	8,945	25,927
	Moorim P&P Co. Ltd.	125,039	432,462
	Moorim Paper Co. Ltd.	140,508	292,643
#	Motonic Corp.	51,452	341,718
	Muhak Co. Ltd.	71,854	387,336
#	Nam Hwa Construction Co. Ltd.	23,163	129,184
	Namyang Dairy Products Co. Ltd.	2,206	626,868
	Neowiz Holdings Corp.	19,890	490,263
#Ω	Netmarble Corp.	7,391	411,046
	Nexen Corp.	134,544	375,188

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Nexen Tire Corp.	208,239	$993,499
	NH Investment & Securities Co. Ltd.	653,039	5,006,277
*	NHN Corp.	111,106	2,341,805
	NI Steel Co. Ltd.	8,824	33,954
	NICE Holdings Co. Ltd.	15,181	164,361
	Nice Information & Telecommunication, Inc.	9,580	186,754
	NICE Total Cash Management Co. Ltd.	7,446	29,080
*	NK Co. Ltd.	25,998	19,341
	Nong Shim Holdings Co. Ltd.	11,334	591,905
	Nong Woo Bio Co. Ltd.	21,556	168,023
	NongShim Co. Ltd.	15,823	3,405,626
	NOROO Paint & Coatings Co. Ltd.	66,016	462,628
	NPC	116,690	851,756
#	OCI Co. Ltd.	82,048	7,766,187
	Okong Corp.	4,362	12,901
	Opto Device Technology Co. Ltd.	44,813	193,468
	OPTUS Pharmaceutical Co. Ltd.	21,387	103,297
	Orion Holdings Corp.	139,106	1,613,082
*††	Osung Advanced Materials Co. Ltd.	178,760	221,885
	Ottogi Corp.	2,115	731,496
#	Paik Kwang Industrial Co. Ltd.	169,275	576,008
	Pan Ocean Co. Ltd.	1,250,644	5,443,967
	Pang Rim Co. Ltd.	14,177	37,782
*	Pan-Pacific Co. Ltd.	113,324	159,574
*	Paradise Co. Ltd.	10,185	106,643
#	PHA Co. Ltd.	51,383	311,928
	PJ Electronics Co. Ltd.	10,236	60,682
#	Poongsan Corp.	111,735	2,388,089
#	Poongsan Holdings Corp.	28,395	600,996
	POSCO Holdings, Inc., Sponsored ADR	903,713	42,338,954
	POSCO Holdings, Inc.	73,460	13,719,230
#	Posco International Corp.	275,976	4,377,851
*	Power Logics Co. Ltd.	92,739	445,604
*	PowerNet Technologies Corp.	9,233	29,048
	Protec Co. Ltd.	2,987	56,642
	Pulmuone Co. Ltd.	14,818	154,423
	Rayence Co. Ltd.	15,304	124,687
*	RFTech Co. Ltd.	49,408	205,907
	Sajo Industries Co. Ltd.	12,815	430,823
	Sajodaerim Corp.	10,562	203,457
	Sam Young Electronics Co. Ltd.	67,266	561,260
	Sambo Corrugated Board Co. Ltd.	31,268	240,726
	Sambo Motors Co. Ltd.	63,534	217,806
	Samho Development Co. Ltd.	108,856	338,717
	SAMHWA Paints Industrial Co. Ltd.	68,665	372,323
	Samick Musical Instruments Co. Ltd.	311,281	382,748
	Samji Electronics Co. Ltd.	15,508	125,695
	Samjin LND Co. Ltd.	82,899	219,108
	Sammok S-Form Co. Ltd.	28,515	435,112
#	SAMPYO Cement Co. Ltd.	206,101	676,777
	Samsung C&T Corp.	259,204	24,062,866
#	Samsung Card Co. Ltd.	110,883	2,736,235
	Samsung Electronics Co. Ltd.	2,272,366	107,562,766
	Samsung Fire & Marine Insurance Co. Ltd.	120,085	18,243,542
*	Samsung Heavy Industries Co. Ltd.	1,920,696	8,326,618
	Samsung Life Insurance Co. Ltd.	235,714	11,018,887
	Samsung Securities Co. Ltd.	304,745	8,219,889
	SAMT Co. Ltd.	4,061	11,801
	Samyang Corp.	20,184	657,034

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	21,647	$1,253,713
	Samyang Packaging Corp.	1,251	18,679
	Samyang Tongsang Co. Ltd.	7,531	311,411
	Sangsangin Co. Ltd.	73,576	515,034
	SAVEZONE I&C Corp.	83,806	191,593
	Seah Besteel Holdings Corp.	93,336	1,119,030
	SeAH Holdings Corp.	4,354	325,303
	SeAH Steel Corp.	6,967	847,174
	SeAH Steel Holdings Corp.	8,469	1,009,359
	Sebang Co. Ltd.	60,229	545,599
	Sebang Global Battery Co. Ltd.	34,642	1,442,152
	Sejong Industrial Co. Ltd.	99,330	465,073
	Sejong Telecom, Inc.	146,363	92,569
	Sempio Co.	1,814	73,695
	Sempio Foods Co.	327	9,344
	Seohan Co. Ltd.	493,982	529,855
#	Seoul Semiconductor Co. Ltd.	140,059	1,222,811
	Seowon Co. Ltd.	103,160	119,467
	SEOWONINTECH Co. Ltd.	6,241	27,831
	Seoyon Co. Ltd.	80,525	435,929
	Seoyon E-Hwa Co. Ltd.	81,828	562,293
*	Sewon E&C Co. Ltd.	386,748	265,665
††	Sewon Precision Industry Co. Ltd.	1,457	1,701
	SGC e Tec E&C Co. Ltd.	9,146	318,794
	SGC Energy Co. Ltd.	1,025	27,598
#	Shindaeyang Paper Co. Ltd.	10,487	715,640
	Shinhan Financial Group Co. Ltd.	947,124	26,083,039
	Shinhan Financial Group Co. Ltd., ADR	1,013,296	27,875,773
	Shinsegae Engineering & Construction Co. Ltd.	14,942	300,600
	Shinsegae Food Co. Ltd.	2,444	113,064
	Shinsegae Information & Communication Co. Ltd.	6,640	72,307
	Shinsegae, Inc.	34,791	5,863,927
	Shinwon Corp.	30,816	40,703
	Shinyoung Securities Co. Ltd.	25,871	1,114,192
	Silla Co. Ltd.	36,116	297,597
#	SIMPAC, Inc.	120,658	603,383
	Sindoh Co. Ltd.	26,365	643,495
	Sinil Pharm Co. Ltd.	27,257	204,730
	SK Chemicals Co. Ltd.	17,435	1,413,463
	SK D&D Co. Ltd.	845	16,779
	SK Discovery Co. Ltd.	63,684	1,766,690
	SK Gas Ltd.	4,620	400,946
	SK Hynix, Inc.	1,451,354	109,717,712
*	SK Innovation Co. Ltd.	147,304	21,340,406
#	SK Networks Co. Ltd.	751,085	2,514,870
*	SK Rent A Car Co. Ltd.	16,176	105,989
	SK Securities Co. Ltd.	2,112,180	1,239,658
	SK, Inc.	71,972	12,207,999
	SL Corp.	91,074	2,202,663
*††	S-MAC Co. Ltd.	143,466	280,366
	SNT Dynamics Co. Ltd.	49,889	322,238
	SNT Holdings Co. Ltd.	36,374	440,107
#	SNT Motiv Co. Ltd.	52,637	1,785,357
*	SNU Precision Co. Ltd.	34,211	80,604
*	Solborn, Inc.	43,010	139,440
	Songwon Industrial Co. Ltd.	41,113	600,383
	Soulbrain Holdings Co. Ltd.	14,138	231,293
	Spigen Korea Co. Ltd.	7,426	217,994
#*††	Ssangyong Motor Co.	336,500	134,531

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Suheung Co. Ltd.	12,002	$335,553
	Sun Kwang Co. Ltd.	265	19,217
#	Sung Kwang Bend Co. Ltd.	106,064	911,838
*	Sungchang Enterprise Holdings Ltd.	264,331	429,547
	Sungdo Engineering & Construction Co. Ltd.	52,687	226,893
#	Sungshin Cement Co. Ltd.	106,361	801,061
#	Sungwoo Hitech Co. Ltd.	306,796	1,270,050
	Sunjin Co. Ltd.	49,238	410,101
*	Suprema, Inc.	11,749	215,671
	SurplusGLOBAL, Inc.	18,242	51,885
	Tae Kyung Industrial Co. Ltd.	64,197	312,644
#	Taekwang Industrial Co. Ltd.	1,637	1,135,136
	Taekyung BK Co. Ltd.	11,583	38,697
*††	Taewoong Co. Ltd.	82,505	659,962
	Taeyoung Engineering & Construction Co. Ltd.	125,689	664,450
*	Theragen Etex Co. Ltd.	62,682	219,225
*	Thinkware Systems Corp.	35,459	416,437
	TK Corp.	88,940	895,740
	Tongyang Life Insurance Co. Ltd.	252,725	1,052,678
	Tongyang, Inc.	315,577	291,302
*	Top Engineering Co. Ltd.	67,035	325,440
#*	Toptec Co. Ltd.	75,745	431,421
	Tovis Co. Ltd.	73,482	515,829
	TS Corp.	227,356	539,441
*	TY Holdings Co. Ltd.	138,873	1,975,353
	Uju Electronics Co. Ltd.	12,767	216,021
	Unid Co. Ltd.	30,125	2,236,770
	Uniquest Corp.	37,513	271,018
	Unitrontech Co. Ltd.	26,154	77,295
	Viatron Technologies, Inc.	21,325	151,552
	Visang Education, Inc.	45,065	226,845
*	Vivien Corp.	40,760	56,606
	Whanin Pharmaceutical Co. Ltd.	30,095	397,584
*	WillBes & Co.	332,697	252,899
	WiSoL Co. Ltd.	74,300	511,469
*	WONIK CUBE Corp.	25,551	52,805
#*	Wonik Holdings Co. Ltd.	245,189	764,485
#	Wonik Materials Co. Ltd.	12,961	318,330
#	Woongjin Thinkbig Co. Ltd.	82,732	162,425
	Woori Financial Group, Inc.	1,958,138	17,969,216
	Woorison F&G Co. Ltd.	126,099	186,099
	WooSung Co. Ltd.	11,223	213,562
*	Woowon Development Co. Ltd.	11,038	36,199
	Y G-1 Co. Ltd.	95,992	527,415
	YAS Co. Ltd.	5,678	42,196
*	Y-entec Co. Ltd.	43,424	348,693
	Yoosung Enterprise Co. Ltd.	98,733	224,267
#	Young Poong Corp.	2,268	958,672
	Young Poong Precision Corp.	53,659	359,489
#	Youngone Corp.	123,827	3,853,324
	Youngone Holdings Co. Ltd.	26,091	964,701
	Yuanta Securities Korea Co. Ltd.	525,641	1,169,949
	YuHwa Securities Co. Ltd.	130,435	247,549
	Yuyu Pharma, Inc.	30,382	159,818
	Zeus Co. Ltd.	42,750	856,200
TOTAL SOUTH KOREA			1,362,370,805
TAIWAN — (16.6%)
	Abico Avy Co. Ltd.	741,364	518,712

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Ability Enterprise Co. Ltd.	1,242,330	$1,042,225
#	AcBel Polytech, Inc.	751,000	807,841
#	Acer, Inc.	14,764,109	11,201,939
#	ACES Electronic Co. Ltd.	580,778	761,966
*	Acon Holding, Inc.	1,224,000	483,512
#	Acter Group Corp. Ltd.	26,000	165,992
	Advanced International Multitech Co. Ltd.	522,000	1,433,840
*	Advanced Optoelectronic Technology, Inc.	543,000	365,969
#	AEON Motor Co. Ltd.	67,000	101,819
#	AGV Products Corp.	2,419,211	884,005
	Airmate Cayman International Co. Ltd.	50,557	30,364
#	Alltek Technology Corp.	177,120	206,958
#	Alpha Networks, Inc.	1,880,086	1,970,718
	Altek Corp.	1,483,365	1,873,834
*	Ambassador Hotel	1,454,000	1,599,838
	Ampire Co. Ltd.	17,000	14,951
	AMPOC Far-East Co. Ltd.	585,000	839,977
	AmTRAN Technology Co. Ltd.	4,225,725	1,723,778
#	Apacer Technology, Inc.	543,210	722,102
#	APCB, Inc.	740,000	431,768
	Apex Biotechnology Corp.	59,000	55,080
#	Apex International Co. Ltd.	709,263	1,455,736
	Apex Science & Engineering	92,536	32,164
	Arcadyan Technology Corp.	269,000	1,121,280
	Ardentec Corp.	2,437,058	3,362,786
	Argosy Research, Inc.	31,000	76,587
	ASE Technology Holding Co. Ltd.	12,674,000	36,932,560
	Asia Cement Corp.	10,551,589	14,641,454
	Asia Electronic Material Co. Ltd.	144,000	82,681
#	Asia Optical Co., Inc.	54,000	113,694
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,181,307
*	Asia Plastic Recycling Holding Ltd.	1,211,942	248,024
#	Asia Polymer Corp.	2,230,530	1,938,748
	Asia Tech Image, Inc.	68,000	118,825
#	Asia Vital Components Co. Ltd.	1,425,984	5,656,194
#	Asustek Computer, Inc.	3,630,000	34,244,077
	Aten International Co. Ltd.	7,000	17,392
	AU Optronics Corp., Sponsored ADR	3,887,815	22,393,814
	AU Optronics Corp.	3,498,812	1,571,105
	Audix Corp.	399,332	633,907
#	Aver Information, Inc.	129,000	185,871
	Avermedia Technologies	109,600	82,176
	Avita Corp.	15,000	20,262
*	Azurewave Technologies, Inc.	15,000	9,568
#	Bank of Kaohsiung Co. Ltd.	3,118,204	1,389,052
#	Basso Industry Corp.	225,000	316,275
	BenQ Materials Corp.	69,000	72,212
#	BES Engineering Corp.	7,377,443	2,180,160
	Bin Chuan Enterprise Co. Ltd.	239,000	205,548
#	Biostar Microtech International Corp.	951,055	479,183
	Bizlink Holding, Inc.	11,000	118,644
#	Brave C&H Supply Co. Ltd.	77,000	192,386
#	Bright Led Electronics Corp.	539,000	290,591
	Brighton-Best International Taiwan, Inc.	26,000	29,993
	C Sun Manufacturing Ltd.	18,540	27,418
*	Cameo Communications, Inc.	1,053,712	311,233
	Capital Securities Corp.	10,399,158	3,974,731
#	Career Technology MFG. Co. Ltd.	1,459,085	1,111,216
#	Carnival Industrial Corp.	806,007	272,520

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Castles Technology Co. Ltd.	22,892	$49,513
	Catcher Technology Co. Ltd.	2,609,000	14,901,116
#	Cathay Chemical Works	331,000	269,263
	Cathay Financial Holding Co. Ltd.	37,255,459	56,835,294
	Cathay Real Estate Development Co. Ltd.	3,381,694	1,865,237
	Cayman Engley Industrial Co. Ltd.	104,000	203,004
#	Celxpert Energy Corp.	419,000	448,219
#	Central Reinsurance Co. Ltd.	772,366	541,249
#	Chain Chon Industrial Co. Ltd.	673,419	383,522
	ChainQui Construction Development Co. Ltd.	571,393	286,325
#	Champion Building Materials Co. Ltd.	1,403,828	448,321
	Chang Hwa Commercial Bank Ltd.	17,332,652	10,320,483
#	Channel Well Technology Co. Ltd.	545,000	602,008
	Charoen Pokphand Enterprise	96,000	252,024
	CHC Healthcare Group	656,000	802,597
	CHC Resources Corp.	17,000	26,499
#	Chen Full International Co. Ltd.	281,000	345,044
	Chenbro Micom Co. Ltd.	17,000	39,454
#	Cheng Loong Corp.	4,361,659	3,952,071
#	Cheng Mei Materials Technology Corp.	2,484,000	776,206
#	Cheng Shin Rubber Industry Co. Ltd.	5,637,000	6,689,692
	Cheng Uei Precision Industry Co. Ltd.	2,318,635	2,524,569
#	Chenming Electronic Technology Corp.	455,000	216,656
	Chia Chang Co. Ltd.	644,000	838,037
#	Chia Hsin Cement Corp.	2,546,191	1,555,872
	Chian Hsing Forging Industrial Co. Ltd.	41,000	46,693
	Chicony Electronics Co. Ltd.	170,000	450,823
#	Chien Kuo Construction Co. Ltd.	857,797	391,966
	Chien Shing Harbour Service Co. Ltd.	24,496	28,109
	China Airlines Ltd.	13,057,353	9,977,357
#	China Bills Finance Corp.	3,514,000	1,885,058
#	China Chemical & Pharmaceutical Co. Ltd.	1,351,264	959,373
	China Container Terminal Corp.	82,000	74,654
#	China Development Financial Holding Corp.	55,841,205	24,173,145
#	China Electric Manufacturing Corp.	1,100,432	705,616
#	China General Plastics Corp.	1,432,585	1,208,088
	China Glaze Co. Ltd.	602,799	240,888
#	China Man-Made Fiber Corp.	7,206,014	1,873,592
	China Metal Products	1,709,969	1,681,659
	China Motor Corp.	1,289,099	2,185,432
#	China Petrochemical Development Corp.	20,134,068	6,892,771
#	China Steel Corp.	58,950,320	54,886,660
#	China Wire & Cable Co. Ltd.	463,600	425,991
#	Chinese Maritime Transport Ltd.	564,270	770,954
	Ching Feng Home Fashions Co. Ltd.	41,000	25,324
#	Chin-Poon Industrial Co. Ltd.	2,207,815	2,107,578
#	Chipbond Technology Corp.	2,002,000	3,669,152
	ChipMOS Technologies, Inc.	3,037,085	3,607,473
	ChipMOS Technologies, Inc., ADR	26,177	627,980
#	Chong Hong Construction Co. Ltd.	56,000	135,727
#	Chun YU Works & Co. Ltd.	795,000	628,027
#	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,224,564
#	Chung Hsin Electric & Machinery Manufacturing Corp.	1,966,250	3,838,656
#	Chung Hung Steel Corp.	3,724,000	3,154,550
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	61,953
#	Chung Hwa Pulp Corp.	2,158,353	1,225,446
*††	Chung Shing Textile Co. Ltd.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	70,015
	Chunghwa Precision Test Tech Co. Ltd.	4,000	61,109

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	$78,160
	Clevo Co.	1,257,000	1,330,474
#	CMC Magnetics Corp.	5,443,638	1,369,734
#	CoAsia Electronics Corp.	311,907	136,576
#	Collins Co. Ltd.	610,224	407,953
	Compal Electronics, Inc.	20,856,332	15,927,533
#	Compeq Manufacturing Co. Ltd.	6,043,000	9,903,963
	Compucase Enterprise	57,000	56,352
	Concord Securities Co. Ltd.	2,251,489	734,590
#	Continental Holdings Corp.	2,274,540	2,221,038
#	Contrel Technology Co. Ltd.	714,000	370,363
#	Coretronic Corp.	2,059,800	3,711,280
#	Coxon Precise Industrial Co. Ltd.	434,000	185,343
*	CSBC Corp. Taiwan	50,000	30,098
#	CTBC Financial Holding Co. Ltd.	78,684,073	60,450,587
	CviLux Corp.	109,000	131,716
	CX Technology Co. Ltd.	46,000	45,504
#	CyberTAN Technology, Inc.	799,000	816,365
#	DA CIN Construction Co. Ltd.	1,728,579	1,734,308
	Da-Li Development Co. Ltd.	30,000	27,573
#	Darfon Electronics Corp.	353,000	474,443
#*	Darwin Precisions Corp.	2,351,635	801,681
	De Licacy Industrial Co. Ltd.	98,000	46,309
	Depo Auto Parts Ind Co. Ltd.	501,000	1,218,488
*††	Der Pao Construction Co. Ltd.	1,139,000	0
#	D-Link Corp.	2,996,068	1,731,189
	Dr Wu Skincare Co. Ltd.	27,000	74,377
	Dyaco International, Inc.	51,000	65,573
	Dynamic Electronics Co. Ltd.	1,391,873	974,132
	Dynapack International Technology Corp.	845,000	2,081,925
#	E.Sun Financial Holding Co. Ltd.	30,608,489	28,214,530
	Eastern Media International Corp.	45,000	39,960
#	Edimax Technology Co. Ltd.	982,902	439,685
#	Edison Opto Corp.	605,000	334,437
#	Edom Technology Co. Ltd.	1,035,350	1,022,513
	Elite Advanced Laser Corp.	103,000	144,898
	Elite Semiconductor Microelectronics Technology, Inc.	708,000	1,949,636
#	Elitegroup Computer Systems Co. Ltd.	1,919,395	1,419,931
††	ENG Electric Co. Ltd.	239,997	1,097
	Ennoconn Corp.	142,599	1,031,754
	Ennostar, Inc.	2,255,210	3,751,897
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,155,477
*	Epileds Technologies, Inc.	79,000	45,125
	Eson Precision Ind Co. Ltd.	440,000	1,038,664
	Eternal Materials Co. Ltd.	1,775,513	1,909,457
*	Eva Airways Corp.	13,397,355	15,372,166
#*	Everest Textile Co. Ltd.	2,357,813	571,483
	Evergreen International Storage & Transport Corp.	2,736,000	2,678,649
	Evergreen Marine Corp. Taiwan Ltd.	5,739,145	18,442,044
	Evergreen Steel Corp.	23,000	48,709
#	Everlight Chemical Industrial Corp.	750,950	503,416
#	Everlight Electronics Co. Ltd.	2,381,000	3,320,849
	Excel Cell Electronic Co. Ltd.	37,000	31,310
#	Excellence Opto, Inc.	96,000	74,617
#	Excelsior Medical Co. Ltd.	534,527	1,149,865
#	EZconn Corp.	194,250	356,386
	Far Eastern Department Stores Ltd.	6,492,445	4,112,943
#	Far Eastern International Bank	13,869,991	5,247,148
	Far Eastern New Century Corp.	13,684,528	13,923,200

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Farcent Enterprise Co. Ltd.	11,000	$21,021
	Farglory Land Development Co. Ltd.	1,437,264	3,027,807
*	Federal Corp.	1,877,160	1,217,687
#	Feedback Technology Corp.	63,000	150,848
	Feng Hsin Steel Co. Ltd.	13,000	28,788
#	First Financial Holding Co. Ltd.	31,046,303	28,043,600
	First Hi-Tec Enterprise Co. Ltd.	11,000	14,863
#	First Hotel	890,857	417,215
#	First Insurance Co. Ltd.	1,382,064	675,127
#*	First Steamship Co. Ltd.	3,419,042	1,110,637
#	FIT Holding Co. Ltd.	241,150	235,995
#	FLEXium Interconnect, Inc.	1,328,000	4,036,494
	FOCI Fiber Optic Communications, Inc.	32,000	26,134
#	Forcecon Tech Co. Ltd.	93,000	181,656
	Forest Water Environment Engineering Co. Ltd.	21,400	21,489
	Formosa Advanced Technologies Co. Ltd.	995,000	1,226,185
	Formosa Chemicals & Fibre Corp.	5,943,000	13,932,271
#	Formosa Laboratories, Inc.	575,478	894,179
	Formosa Petrochemical Corp.	30,000	84,837
#	Formosa Plastics Corp.	8,702,000	26,839,845
	Formosa Taffeta Co. Ltd.	3,135,511	2,717,818
	Formosan Rubber Group, Inc.	1,319,957	916,574
#	Formosan Union Chemical	1,885,843	1,532,338
#	Founding Construction & Development Co. Ltd.	1,037,418	602,497
#	Foxconn Technology Co. Ltd.	3,437,142	5,671,423
#	Franbo Lines Corp.	157,057	111,772
#	Froch Enterprise Co. Ltd.	1,037,734	773,431
#	FSP Technology, Inc.	793,292	962,126
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	115,265	68,035
#	Fubon Financial Holding Co. Ltd.	33,090,173	62,156,985
#	Fulgent Sun International Holding Co. Ltd.	83,000	473,221
	Fullerton Technology Co. Ltd.	529,200	309,795
#*	Fulltech Fiber Glass Corp.	2,135,216	913,831
#	Fwusow Industry Co. Ltd.	1,205,043	828,923
#	G Shank Enterprise Co. Ltd.	819,902	1,307,403
#	Gamania Digital Entertainment Co. Ltd.	167,000	331,222
#	Gemtek Technology Corp.	1,950,962	1,982,669
	General Interface Solution Holding Ltd.	922,000	2,414,712
	Getac Holdings Corp.	785,065	1,237,179
#*	Giantplus Technology Co. Ltd.	1,722,100	630,550
#	Gigabyte Technology Co. Ltd.	332,287	1,026,728
#	Global Brands Manufacture Ltd.	1,520,154	1,511,374
	Global Lighting Technologies, Inc.	160,000	297,508
	Global PMX Co. Ltd.	10,000	57,993
	Global View Co. Ltd.	53,000	52,090
	Globe Union Industrial Corp.	1,330,625	538,385
	Gloria Material Technology Corp.	2,187,116	2,281,401
	GMI Technology, Inc.	53,000	32,689
#	Gold Circuit Electronics Ltd.	1,887,965	5,162,880
#	Goldsun Building Materials Co. Ltd.	5,545,171	4,592,480
	Good Will Instrument Co. Ltd.	172,746	149,564
	Gourmet Master Co. Ltd.	209,000	739,734
#	Grand Fortune Securities Co. Ltd.	733,767	367,705
	Grand Ocean Retail Group Ltd.	437,000	219,130
#	Grand Pacific Petrochemical	5,030,000	3,342,481
#	Great China Metal Industry	842,000	710,354
	Great Wall Enterprise Co. Ltd.	2,455,844	4,018,402
#	Greatek Electronics, Inc.	198,000	410,294
*††	Green Energy Technology, Inc.	1,424,880	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	GTM Holdings Corp.	661,900	$540,042
#	Hannstar Board Corp.	2,436,488	2,644,294
#	HannStar Display Corp.	4,818,435	1,580,704
#	HannsTouch Solution, Inc.	3,260,001	1,023,881
#	Hanpin Electron Co. Ltd.	286,000	270,236
	Harmony Electronics Corp.	11,000	13,425
#	Harvatek Corp.	876,553	566,391
	Heran Co. Ltd.	10,000	35,465
	Hey Song Corp.	1,972,500	2,216,404
	Hi-Clearance, Inc.	4,000	20,726
	Highlight Tech Corp.	30,000	48,967
#	Highwealth Construction Corp.	1,487,100	2,256,267
#	Hiroca Holdings Ltd.	396,000	745,982
#	Hitron Technology, Inc.	722,098	717,969
#	Ho Tung Chemical Corp.	4,928,475	1,542,552
#	Hocheng Corp.	1,351,300	516,428
	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	20,473
	Holy Stone Enterprise Co. Ltd.	234,000	715,849
	Hon Hai Precision Industry Co. Ltd.	39,997,192	146,179,557
#	Hong Pu Real Estate Development Co. Ltd.	1,038,655	745,451
	Hong TAI Electric Industrial	1,260,000	725,843
#	Hong YI Fiber Industry Co.	753,000	468,763
#	Horizon Securities Co. Ltd.	738,820	277,322
	Hsin Kuang Steel Co. Ltd.	79,000	93,514
	Hsing TA Cement Co.	862,614	573,147
#*	HTC Corp.	2,469,000	5,419,528
#	Hu Lane Associate, Inc.	27,000	136,869
#	HUA ENG Wire & Cable Co. Ltd.	1,728,035	847,549
#	Hua Nan Financial Holdings Co. Ltd.	28,152,507	21,779,225
#	Huaku Development Co. Ltd.	826,000	2,475,007
	Huang Hsiang Construction Corp.	261,000	377,211
#	Hung Ching Development & Construction Co. Ltd.	857,468	715,740
	Hung Sheng Construction Ltd.	2,208,269	1,813,543
	Huxen Corp.	173,281	282,266
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	29,683
*	Hwacom Systems, Inc.	270,000	135,240
	IBF Financial Holdings Co. Ltd.	13,309,288	6,280,672
#	Ichia Technologies, Inc.	1,447,260	698,823
#	I-Chiun Precision Industry Co. Ltd.	1,005,532	909,004
	IEI Integration Corp.	56,200	102,883
#	Infortrend Technology, Inc.	1,013,000	509,661
#	Innolux Corp.	43,695,544	15,133,132
#	Inpaq Technology Co. Ltd.	280,250	471,837
#*	Integrated Service Technology, Inc.	128,570	233,855
	IntelliEPI, Inc.	5,000	11,681
	International CSRC Investment Holdings Co.	4,051,166	2,774,354
#	Inventec Corp.	12,541,277	9,960,804
	Iron Force Industrial Co. Ltd.	24,000	50,652
	I-Sheng Electric Wire & Cable Co. Ltd.	21,000	28,743
#	ITE Technology, Inc.	784,479	1,797,491
#	ITEQ Corp.	324,000	771,720
#	Jarllytec Co. Ltd.	327,000	661,236
	Jean Co. Ltd.	442,251	171,184
	Jess-Link Products Co. Ltd.	561,500	677,427
#*	Jinli Group Holdings Ltd.	790,532	252,511
	Johnson Health Tech Co. Ltd.	44,000	82,490
*	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	27,867
#	K Laser Technology, Inc.	820,601	539,240
	Kaimei Electronic Corp.	138,000	256,794

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kaulin Manufacturing Co. Ltd.	565,656	$270,028
	Kedge Construction Co. Ltd.	24,000	44,721
#	KEE TAI Properties Co. Ltd.	1,804,000	797,862
#	Kenda Rubber Industrial Co. Ltd.	797,000	1,027,684
	Kerry TJ Logistics Co. Ltd.	56,000	75,742
#	Key Ware Electronics Co. Ltd.	198,678	67,029
#	Kindom Development Co. Ltd.	2,182,000	2,192,432
	King Chou Marine Technology Co. Ltd.	243,100	267,944
	King Yuan Electronics Co. Ltd.	6,693,805	8,830,338
	King's Town Bank Co. Ltd.	4,794,012	5,590,944
#*	King's Town Construction Co. Ltd.	437,380	535,528
#*	Kinko Optical Co. Ltd.	659,756	685,439
#	Kinpo Electronics	6,347,375	2,744,692
#	Kinsus Interconnect Technology Corp.	1,359,000	6,233,244
	Ko Ja Cayman Co. Ltd.	53,000	77,345
	KS Terminals, Inc.	69,000	194,386
	Kung Sing Engineering Corp.	2,517,875	582,513
	Kuo Toong International Co. Ltd.	1,197,808	766,801
	Kuo Yang Construction Co. Ltd.	199,000	129,168
	Kwong Fong Industries Corp.	481,649	167,743
	Kwong Lung Enterprise Co. Ltd.	167,000	250,931
#	KYE Systems Corp.	1,305,909	432,273
#	L&K Engineering Co. Ltd.	849,000	868,411
	LAN FA Textile	985,713	301,733
#	Lanner Electronics, Inc.	97,000	221,517
	Largan Precision Co. Ltd.	362,000	25,391,660
	Laster Tech Corp. Ltd.	52,241	55,983
	Leader Electronics, Inc.	347,056	132,555
#*	Lealea Enterprise Co. Ltd.	4,310,941	1,510,097
#	LEE CHI Enterprises Co. Ltd.	952,900	734,813
#	Lelon Electronics Corp.	86,000	164,140
*	Li Peng Enterprise Co. Ltd.	2,595,381	710,179
	Lian HWA Food Corp.	63,492	166,278
#	Lida Holdings Ltd.	316,680	310,109
	Lien Hwa Industrial Holdings Corp.	1,726,815	3,465,388
#*	Lingsen Precision Industries Ltd.	2,153,480	1,224,655
	Lite-On Technology Corp.	11,703,738	25,680,249
	Liton Technology Corp.	52,000	54,745
*	Long Bon International Co. Ltd.	855,880	481,818
	Long Da Construction & Development Corp.	129,000	95,625
#	Longchen Paper & Packaging Co. Ltd.	4,259,304	2,210,319
#	Longwell Co.	247,000	447,165
#	Lotus Pharmaceutical Co. Ltd.	144,000	684,852
	Lu Hai Holding Corp.	51,700	53,602
#	Lucky Cement Corp.	726,000	262,423
	Lung Yen Life Service Corp.	47,000	63,259
#	Macauto Industrial Co. Ltd.	74,000	157,045
#	Macronix International Co. Ltd.	9,784,605	10,728,121
#	Materials Analysis Technology, Inc.	37,000	148,279
#	Mayer Steel Pipe Corp.	840,456	623,570
	Maywufa Co. Ltd.	182,070	109,060
#	Mega Financial Holding Co. Ltd.	25,725,796	30,475,114
#	Mercuries & Associates Holding Ltd.	2,248,465	1,336,369
#*	Mercuries Life Insurance Co. Ltd.	9,738,405	2,033,081
	Merry Electronics Co. Ltd.	178,074	481,773
#	Micro-Star International Co. Ltd.	173,000	684,889
#	MIN AIK Technology Co. Ltd.	859,600	541,633
#	Mirle Automation Corp.	133,000	171,401
	Mitac Holdings Corp.	3,237,682	3,057,691

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	MOSA Industrial Corp.	256,000	$234,753
#	MPI Corp.	388,000	1,192,817
	Nak Sealing Technologies Corp.	31,000	89,070
	Namchow Holdings Co. Ltd.	254,000	383,594
	Nan Pao Resins Chemical Co. Ltd.	14,000	61,846
#	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	307,182
#	Nan Ya Plastics Corp.	13,864,000	31,244,102
	Nang Kuang Pharmaceutical Co. Ltd.	35,000	41,424
#	Nanya Technology Corp.	6,322,000	11,106,735
	New Era Electronics Co. Ltd.	168,000	95,582
*	Newmax Technology Co. Ltd.	41,000	41,604
	Nichidenbo Corp.	94,000	150,745
	Nien Hsing Textile Co. Ltd.	647,061	503,078
#	Niko Semiconductor Co. Ltd.	72,000	153,719
	Nishoku Technology, Inc.	194,000	475,802
#	O-Bank Co. Ltd.	2,152,604	588,474
	Ocean Plastics Co. Ltd.	80,000	87,675
#*	Optimax Technology Corp.	87,000	48,813
#	Orient Semiconductor Electronics Ltd.	1,631,670	899,303
	Oriental Union Chemical Corp.	20,000	11,642
#	Pacific Construction Co.	1,755,452	550,196
	Pacific Hospital Supply Co. Ltd.	75,000	166,333
#	Paiho Shih Holdings Corp.	137,000	145,011
	Pan German Universal Motors Ltd.	2,000	13,351
#	Pan Jit International, Inc.	464,100	1,018,764
#	Pan-International Industrial Corp.	2,265,444	2,687,525
	PChome Online, Inc.	55,000	117,742
	Pegatron Corp.	9,864,998	20,536,811
	Phison Electronics Corp.	4,000	39,237
#	Pixart Imaging, Inc.	442,000	1,333,054
	Plastron Precision Co. Ltd.	38,156	16,333
	Plotech Co. Ltd.	522,000	405,113
	Posiflex Technology, Inc.	14,000	62,984
	Pou Chen Corp.	8,423,550	7,563,391
	Powertech Technology, Inc.	895,000	2,565,423
	President Securities Corp.	4,670,263	2,451,030
	Primax Electronics Ltd.	842,000	1,970,899
	Prince Housing & Development Corp.	5,990,018	2,314,306
*††	Prodisc Technology, Inc.	6,185,157	0
#	Promate Electronic Co. Ltd.	181,000	232,876
#	Prosperity Dielectrics Co. Ltd.	102,000	135,045
	P-Two Industries, Inc.	62,000	61,450
	Qisda Corp.	8,600,171	8,241,972
	QST International Corp.	15,000	27,774
#	Qualipoly Chemical Corp.	290,593	351,163
#	Quanta Computer, Inc.	6,346,000	18,015,887
#	Quanta Storage, Inc.	312,000	429,492
#	Quintain Steel Co. Ltd.	1,304,301	523,116
	Radiant Opto-Electronics Corp.	1,713,000	5,361,164
	Radium Life Tech Co. Ltd.	3,777,226	1,150,947
	Rechi Precision Co. Ltd.	171,000	96,827
	Rexon Industrial Corp. Ltd.	35,000	38,733
#	Rich Development Co. Ltd.	3,070,054	901,776
*	Ritek Corp.	4,053,449	1,006,213
*	Roo Hsing Co. Ltd.	739,000	71,856
#	Ruentex Development Co. Ltd.	3,963,372	7,281,910
#	Ruentex Industries Ltd.	1,839,780	3,810,005
	Sampo Corp.	1,879,340	1,647,869
	San Fang Chemical Industry Co. Ltd.	23,000	15,027

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Far Property Ltd.	1,393,560	$607,623
	Sanyang Motor Co. Ltd.	2,660,624	3,401,839
	Savior Lifetec Corp.	26,000	14,042
	Scan-D Corp.	33,000	52,274
	Sea Sonic Electronics Co. Ltd.	12,000	21,728
	Senao International Co. Ltd.	33,000	34,301
	Senao Networks, Inc.	21,000	153,390
	Sercomm Corp.	77,000	233,957
	Sesoda Corp.	753,279	1,208,549
#	Shanghai Commercial & Savings Bank Ltd.	1,481,000	2,486,173
#	Shan-Loong Transportation Co. Ltd.	436,000	495,000
	Sharehope Medicine Co. Ltd.	179,905	211,595
	Sheng Yu Steel Co. Ltd.	644,000	494,696
	ShenMao Technology, Inc.	65,000	118,245
#	Shih Her Technologies, Inc.	260,000	485,992
	Shih Wei Navigation Co. Ltd.	846,288	898,411
#	Shihlin Electric & Engineering Corp.	3,008,000	6,394,395
#	Shin Kong Financial Holding Co. Ltd.	41,055,909	11,735,796
	Shin Zu Shing Co. Ltd.	991,842	2,685,827
#*	Shining Building Business Co. Ltd.	1,544,368	475,768
	Shinkong Insurance Co. Ltd.	1,241,412	2,142,125
#	Shinkong Synthetic Fibers Corp.	6,782,754	4,125,965
	ShunSin Technology Holding Ltd.	87,000	204,314
#*	Shuttle, Inc.	1,866,015	855,343
	Sigurd Microelectronics Corp.	2,497,231	4,180,687
	Silitech Technology Corp.	49,878	54,847
	Simplo Technology Co. Ltd.	11,000	97,225
	Sincere Navigation Corp.	1,586,242	1,264,106
	Singatron Enterprise Co. Ltd.	56,000	40,363
#	Sinher Technology, Inc.	303,000	351,714
	Sinmag Equipment Corp.	13,000	39,844
	Sinon Corp.	2,402,877	2,813,095
#	SinoPac Financial Holdings Co. Ltd.	39,462,595	22,350,846
	Sinyi Realty, Inc.	77,000	78,566
	Sirtec International Co. Ltd.	476,200	359,701
#	Siward Crystal Technology Co. Ltd.	794,875	990,900
#	Soft-World International Corp.	44,000	108,946
	Solar Applied Materials Technology Corp.	170,798	211,826
#	Solomon Technology Corp.	406,000	403,287
#	Solteam, Inc.	50,390	93,992
#	Southeast Cement Co. Ltd.	944,700	569,359
#	Spirox Corp.	356,563	313,610
	St Shine Optical Co. Ltd.	5,000	43,865
#	Sunonwealth Electric Machine Industry Co. Ltd.	210,000	272,619
#	Sunrex Technology Corp.	452,108	583,414
	Sunspring Metal Corp.	580,569	514,409
#	Supreme Electronics Co. Ltd.	2,690,726	3,344,723
#	Sweeten Real Estate Development Co. Ltd.	862,114	678,022
	Syncmold Enterprise Corp.	116,000	240,558
	Synnex Technology International Corp.	5,948,550	11,035,571
	Systex Corp.	33,000	81,099
	TA Chen Stainless Pipe	268,660	314,969
#	Ta Ya Electric Wire & Cable	2,835,717	2,264,081
#	Tah Hsin Industrial Corp.	323,701	740,018
#	TA-I Technology Co. Ltd.	172,500	252,736
#*	Tai Tung Communication Co. Ltd.	508,535	249,373
#	Taichung Commercial Bank Co. Ltd.	30,150,324	13,424,912
#	TaiDoc Technology Corp.	135,000	880,630
#	Taiflex Scientific Co. Ltd.	1,036,960	1,427,045

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taimide Tech, Inc.	261,000	$349,819
	Tainan Enterprises Co. Ltd.	338,183	249,495
#	Tainan Spinning Co. Ltd.	6,278,485	3,781,698
#	Tai-Saw Technology Co. Ltd.	158,000	207,450
#	Taishin Financial Holding Co. Ltd.	43,402,044	22,846,911
#	Taita Chemical Co. Ltd.	1,655,394	1,335,345
#	TAI-TECH Advanced Electronics Co. Ltd.	75,000	221,697
	Taiwan Business Bank	22,672,811	9,410,281
#	Taiwan Cement Corp.	20,387,113	26,455,720
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	400,397
	Taiwan Cogeneration Corp.	89,000	110,843
#	Taiwan Cooperative Financial Holding Co. Ltd.	27,269,745	25,001,888
#	Taiwan Fertilizer Co. Ltd.	2,619,000	5,616,919
	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	838,228
#	Taiwan FU Hsing Industrial Co. Ltd.	661,000	888,134
	Taiwan Glass Industry Corp.	5,779,982	3,440,604
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	3,265,500
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	890,000	1,226,912
*††	Taiwan Kolin Co. Ltd.	5,797,000	0
*††	Taiwan Land Development Corp.	4,185,322	280,969
	Taiwan Navigation Co. Ltd.	1,131,000	1,090,455
#	Taiwan Paiho Ltd.	81,000	165,448
	Taiwan PCB Techvest Co. Ltd.	1,563,946	1,939,028
#	Taiwan Semiconductor Co. Ltd.	59,000	159,563
	Taiwan Shin Kong Security Co. Ltd.	134,390	175,641
	Taiwan Steel Union Co. Ltd.	8,000	22,981
	Taiwan Styrene Monomer	568,000	263,482
#	Taiwan Surface Mounting Technology Corp.	1,414,991	4,112,787
#*	Taiwan TEA Corp.	3,044,092	1,947,507
	Taiwan Union Technology Corp.	752,000	1,314,685
#	Taiwan-Asia Semiconductor Corp.	109,828	152,027
	Taiyen Biotech Co. Ltd.	615,217	695,334
#*	Tatung Co. Ltd.	4,614,000	5,384,297
	TBI Motion Technology Co. Ltd.	9,000	12,932
	TCI Co. Ltd.	9,000	43,399
	Te Chang Construction Co. Ltd.	16,260	15,836
	Teco Electric & Machinery Co. Ltd.	6,529,725	6,426,119
	Tera Autotech Corp.	24,863	15,346
	Test Research, Inc.	77,000	158,553
	Test Rite International Co. Ltd.	1,140,266	828,683
	Tex-Ray Industrial Co. Ltd.	359,000	144,507
	Thermaltake Technology Co. Ltd.	149,000	129,542
#	Thinking Electronic Industrial Co. Ltd.	36,000	168,468
	Thye Ming Industrial Co. Ltd.	55,600	76,197
#	Ting Sin Co. Ltd.	61,000	36,102
#	Ton Yi Industrial Corp.	3,768,600	2,067,710
	Tong Hsing Electronic Industries Ltd.	400,000	2,629,304
	Tong Ming Enterprise Co. Ltd.	16,000	23,222
#	Tong Yang Industry Co. Ltd.	2,365,000	3,978,341
#*	Tong-Tai Machine & Tool Co. Ltd.	995,447	462,637
	Top Bright Holding Co. Ltd.	5,000	19,171
#	Top Union Electronics Corp.	160,350	130,493
	Topco Scientific Co. Ltd.	11,000	56,848
	Topco Technologies Corp.	18,000	46,377
	Topkey Corp.	83,000	408,464
#	Topoint Technology Co. Ltd.	733,459	701,292
	Toung Loong Textile Manufacturing	102,000	96,830
#	TPK Holding Co. Ltd.	2,074,000	2,384,794
	Transcend Information, Inc.	76,000	162,302

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tripod Technology Corp.	2,447,000	$8,395,898
	Tsann Kuen Enterprise Co. Ltd.	234,000	254,533
	TSC Auto ID Technology Co. Ltd.	2,000	11,594
#	TSRC Corp.	147,000	127,403
	TST Group Holding Ltd.	6,000	22,499
	Tung Ho Steel Enterprise Corp.	3,120,593	5,413,842
	Tung Ho Textile Co. Ltd.	23,000	12,587
#	TXC Corp.	1,462,000	4,289,631
#	TYC Brother Industrial Co. Ltd.	1,499,723	1,591,037
*	Tycoons Group Enterprise	2,471,337	665,901
#	Tyntek Corp.	1,533,097	972,485
#	UDE Corp.	353,000	449,884
	U-Ming Marine Transport Corp.	1,426,000	2,004,334
#	Unic Technology Corp.	219,000	111,232
	Union Bank Of Taiwan	13,511,606	6,041,833
	Unitech Computer Co. Ltd.	477,739	486,868
#*	Unitech Printed Circuit Board Corp.	3,240,466	1,850,037
#	United Microelectronics Corp.	32,657,681	43,933,038
	United Radiant Technology	20,000	10,644
††	Unity Opto Technology Co. Ltd.	2,993,000	77,222
	Univacco Technology, Inc.	46,000	46,343
	Universal Cement Corp.	2,263,583	1,658,750
#	Universal, Inc.	97,000	79,879
	Unizyx Holding Corp.	1,663,000	1,734,874
#	UPC Technology Corp.	4,651,598	2,363,489
#	USI Corp.	4,329,827	3,317,538
*	Usun Technology Co. Ltd.	128,100	114,313
#	U-Tech Media Corp.	125,000	68,741
	Ve Wong Corp.	912,806	1,015,695
	Ventec International Group Co. Ltd.	9,000	19,750
#*	Victory New Materials Ltd. Co.	626,687	209,480
#	Wah Hong Industrial Corp.	406,516	358,067
#	Wah Lee Industrial Corp.	1,034,100	3,039,868
	Walsin Lihwa Corp.	8,686,412	9,881,969
	Walsin Technology Corp.	1,172,000	4,006,434
#	Walton Advanced Engineering, Inc.	1,882,853	798,462
	We & Win Development Co. Ltd.	79,000	23,890
	Wei Chuan Foods Corp.	447,000	303,458
*††	Wei Mon Industry Co. Ltd.	3,885,691	0
#	Weikeng Industrial Co. Ltd.	2,081,490	1,840,672
	Well Shin Technology Co. Ltd.	482,080	723,573
#	WELLELL, Inc.	134,000	113,889
#	Wha Yu Industrial Co. Ltd.	238,000	132,633
	Winbond Electronics Corp.	16,357,572	12,734,721
	Winmate, Inc.	28,000	70,516
#	Winstek Semiconductor Co. Ltd.	247,000	393,590
††	Wintek Corp.	20,783,484	238,162
	Wisdom Marine Lines Co. Ltd.	1,300,364	2,985,436
	Wistron Corp.	15,484,343	13,734,980
	Wistron Information Technology & Services Corp.	10,000	26,202
	Wistron NeWeb Corp.	246,000	617,576
	WPG Holdings Ltd.	8,941,284	15,022,848
	WT Microelectronics Co. Ltd.	2,321,751	5,379,436
	WUS Printed Circuit Co. Ltd.	857,668	795,109
#	Xxentria Technology Materials Corp.	74,000	163,103
	Ya Horng Electronic Co. Ltd.	22,000	30,755
	Yageo Corp.	288,688	3,333,208
	Yang Ming Marine Transport Corp.	7,544,000	22,751,091
#	YC INOX Co. Ltd.	1,963,446	2,011,803

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YCC Parts Manufacturing Co. Ltd.	10,000	$14,290
#	Yea Shin International Development Co. Ltd.	843,825	644,871
#	Yem Chio Co. Ltd.	2,587,746	1,213,772
#	Yen Sun Technology Corp.	100,000	104,948
#	Yeong Guan Energy Technology Group Co. Ltd.	442,820	848,416
	YFC-Boneagle Electric Co. Ltd.	34,000	34,651
#	YFY, Inc.	6,879,847	5,550,610
#	Yi Jinn Industrial Co. Ltd.	1,140,142	653,320
	Yi Shin Textile Industrial Co. Ltd.	7,000	7,948
#*	Yieh Hsing Enterprise Co. Ltd.	216,000	80,791
#*	Yieh Phui Enterprise Co. Ltd.	3,438,265	1,881,247
	Young Fast Optoelectronics Co. Ltd.	488,000	517,768
#	Youngtek Electronics Corp.	702,047	1,596,323
#	Yuanta Financial Holding Co. Ltd.	41,519,994	27,830,779
#	Yuen Chang Stainless Steel Co. Ltd.	161,000	112,043
#	Yulon Motor Co. Ltd.	3,250,650	4,987,012
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	520,579
	YungShin Global Holding Corp.	127,000	173,220
#	Zeng Hsing Industrial Co. Ltd.	99,000	443,776
#	Zenitron Corp.	940,000	943,512
#	Zero One Technology Co. Ltd.	699,391	918,855
	Zhen Ding Technology Holding Ltd.	3,558,000	13,476,470
#	Zhong Yang Technology Co. Ltd.	49,000	74,032
#	Zig Sheng Industrial Co. Ltd.	1,952,352	734,117
*	Zinwell Corp.	701,000	403,311
	Zippy Technology Corp.	63,000	87,227
#	ZongTai Real Estate Development Co. Ltd.	960,916	889,573
TOTAL TAIWAN			1,846,133,680
THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	249,150	142,816
	AAPICO Hitech PCL	1,078,747	618,353
	AP Thailand PCL	15,209,330	4,028,551
	Bangchak Corp. PCL	6,538,700	5,240,197
	Bangkok Bank PCL	888,300	3,197,494
	Bangkok Bank PCL, NVDR	1,450,853	5,222,440
	Bangkok Insurance PCL	215,128	1,577,956
	Bangkok Land PCL	69,890,896	1,936,667
	Bangkok Life Assurance PCL, NVDR	314,100	324,254
*	Bangkok Ranch PCL	3,329,500	289,443
	Banpu PCL	28,014,733	10,198,246
	Berli Jucker PCL	3,466,500	3,060,615
*	Better World Green PCL	4,257,100	93,677
	BG Container Glass PCL	161,900	46,182
	Cal-Comp Electronics Thailand PCL, Class F	16,524,035	1,131,230
	Charoen Pokphand Foods PCL	19,744,900	13,544,111
*	Country Group Development PCL	12,272,400	150,029
*	Country Group Holdings PCL, Class F	1,781,200	38,711
	Demco PCL	1,585,700	137,850
	Do Day Dream PCL	60,600	22,883
	Eastern Water Resources Development & Management PCL, Class F	752,100	140,980
*	Esso Thailand PCL	119,900	34,527
	Finansia Syrus Securities PCL, NVDR	301,500	31,452
	GFPT PCL	1,680,100	716,587
	Global Green Chemicals PCL, Class F	503,800	202,560
	Hwa Fong Rubber Thailand PCL	44,400	7,840
	ICC International PCL	2,067,400	1,656,841
	Indorama Ventures PCL	2,557,600	3,039,799
	Interlink Communication PCL	142,500	29,809

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	IRPC PCL	43,754,900	$3,875,060
*	Italian-Thai Development PCL	22,736,200	1,260,034
	Kasikornbank PCL, NVDR	843,501	3,345,589
	Khon Kaen Sugar Industry PCL	7,495,907	712,732
	Kiatnakin Phatra Bank PCL	920,400	1,644,018
	Krung Thai Bank PCL	12,326,000	5,324,189
	Lalin Property PCL	204,200	49,372
	Lanna Resources PCL	150,500	92,402
	LH Financial Group PCL	9,491,746	306,851
	LPN Development PCL	7,441,902	889,551
*	MBK PCL	615,366	262,463
	MCS Steel PCL	145,900	45,581
	Millcon Steel PCL	6,680,850	154,271
*	Nawarat Patanakarn PCL	3,182,100	62,242
	Origin Property PCL, Class F	568,500	153,670
	Polyplex Thailand PCL	1,840,725	1,140,139
*	Power Solution Technologies PCL, Class F	3,438,240	172,799
	Property Perfect PCL	44,279,235	481,165
	Pruksa Holding PCL	4,803,200	1,618,030
	PTT Exploration & Production PCL	5,815,600	25,673,323
	PTT Global Chemical PCL	7,433,041	8,935,400
	PTT PCL	47,991,600	45,305,844
	Quality Houses PCL	20,628,147	1,199,246
	Regional Container Lines PCL	178,200	181,540
	Rojana Industrial Park PCL	4,405,973	742,109
	RPCG Pcl	1,432,400	43,583
	Saha Pathana Inter-Holding PCL	2,248,100	4,275,115
	Saha Pathanapibul PCL	1,052,533	1,933,790
	Sahakol Equipment PCL	1,782,300	90,543
	Saha-Union PCL	1,568,500	1,129,184
	Sansiri PCL	54,046,766	1,468,263
	SC Asset Corp. PCL	8,741,653	802,684
	SCB X PCL	2,709,600	7,471,459
	Sena Development PCL	1,331,366	139,611
	Siam Cement PCL	1,473,000	14,926,080
	Siam City Cement PCL	64,600	266,754
	Siamgas & Petrochemicals PCL	444,700	140,139
*	Singha Estate PCL	547,000	27,937
	Sino-Thai Engineering & Construction PCL	762,100	250,514
	Somboon Advance Technology PCL	1,478,500	714,950
	SPCG PCL	1,667,100	711,042
	Sri Trang Agro-Industry PCL	2,843,999	1,676,576
	Sri Trang Gloves Thailand PCL	443,100	196,211
	Srithai Superware PCL	11,102,100	380,023
	Star Petroleum Refining PCL	1,139,000	362,029
*	STP & I PCL	5,500,900	555,918
	Supalai PCL	7,535,600	3,971,493
	Super Energy Corp. PCL	106,689,000	2,057,843
	Susco PCL	126,100	11,921
	Syntec Construction PCL	5,229,800	223,059
	Tata Steel Thailand PCL	2,480,900	68,745
	Thai Oil PCL	4,176,200	5,814,459
	Thai Stanley Electric PCL, NVDR	31,300	144,128
	Thai Stanley Electric PCL, Class F	170,100	783,264
	Thai Union Group PCL, Class F	4,418,500	1,956,576
	Thai Wacoal PCL	81,200	76,932
	Thai Wah PCL, Class F	75,200	11,440
	Thaicom PCL	4,075,500	974,311
	Thanachart Capital PCL	1,502,600	1,540,971

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thitikorn PCL	1,125,800	$304,312
	Thoresen Thai Agencies PCL	4,826,600	1,153,873
	TMBThanachart Bank PCL	83,303,496	2,715,680
	TPI Polene PCL	37,463,640	1,608,056
	TPI Polene Power PCL	4,810,799	483,563
	True Corp. PCL	52,835,700	6,803,619
*	Unique Engineering & Construction PCL	979,600	127,207
	Univentures PCL	3,231,600	222,990
	WHA Corp. PCL	446,600	36,398
TOTAL THAILAND			229,142,965
TURKEY — (0.5%)
#	Akbank TAS	16,508,534	7,991,897
*	Albaraka Turk Katilim Bankasi AS	9,420,023	717,151
*	Anadolu Anonim Turk Sigorta Sirketi	2,648,221	910,054
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	1,252,305
#	Arcelik AS	240,237	872,178
	Bera Holding AS	83,228	68,527
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	194,146	469,607
#*	Dogan Sirketler Grubu Holding AS	4,001,695	869,926
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	635,312	503,837
#	Enka Insaat ve Sanayi AS	4,938,356	5,152,097
#	Eregli Demir ve Celik Fabrikalari TAS	4,511,598	6,988,556
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	1,178,710	585,468
*	GSD Holding AS	2,285,068	513,837
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	60,862
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	71,559	33,756
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,135,474	1,279,093
	KOC Holding AS	2,486,011	5,138,556
#*	Sekerbank Turk AS	3,403,419	325,927
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	451,739	429,181
#*	TAV Havalimanlari Holding AS	217,211	682,507
#*	Turk Hava Yollari AO	2,871,089	8,076,144
#*	Turkiye Halk Bankasi AS	2,755,612	750,616
#	Turkiye Is Bankasi AS, Class C	15,303,455	4,485,530
#*	Turkiye Sinai Kalkinma Bankasi AS	8,645,187	1,277,046
#	Turkiye Sise ve Cam Fabrikalari AS	3,620,489	4,424,133
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,194,766	697,713
*	Ulker Biskuvi Sanayi AS	157,548	129,803
#	Vestel Elektronik Sanayi ve Ticaret AS	319,784	430,333
#	Yapi ve Kredi Bankasi AS	14,660,135	3,902,118
TOTAL TURKEY			59,018,758
UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Commercial Bank PJSC	10,725,260	26,658,282
	Abu Dhabi National Insurance Co. PSC	10,000	16,773
	Agthia Group PJSC	132,199	192,280
	Air Arabia PJSC	1,851,992	1,111,047
*	Ajman Bank PJSC	1,946,865	402,348
	Aldar Properties PJSC	11,530,376	15,403,614
	Amanat Holdings PJSC	1,902,293	481,377
*	Amlak Finance PJSC	452,280	60,088
	Dana Gas PJSC	6,045,781	1,647,866
*	Deyaar Development PJSC	4,404,164	601,127
	Dubai Investments PJSC	5,153,080	3,244,342
*	Emaar Development PJSC	4,048,173	4,894,744
	Emaar Properties PJSC	16,519,541	24,790,748
	Emirates NBD Bank PJSC	3,411,599	12,839,896

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Eshraq Investments PJSC	4,699,658	$426,526
	Islamic Arab Insurance Co.	229,899	35,670
*	Manazel PJSC	1,193,679	126,261
	National Central Cooling Co. PJSC	242,270	184,299
*	RAK Properties PJSC	5,161,745	975,741
	Ras Al Khaimah Ceramics	579,636	451,655
*	SHUAA Capital PSC	2,215,952	301,808
*	Union Properties PJSC	3,928,839	265,014
TOTAL UNITED ARAB EMIRATES			95,111,506
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	45,006	247,485
TOTAL COMMON STOCKS			10,869,591,070
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	560,876	1,867,744
Ω	Banco BMG SASeries B	147,500	70,413
	Banco Bradesco SA	8,377,265	28,220,508
	Banco do Estado do Rio Grande do Sul SA Class B	1,073,745	2,077,306
	Cia Ferro Ligas da Bahia - FERBASA	19,101	175,501
	Eucatex SA Industria e Comercio	282,528	450,485
	Gerdau SA	151,720	717,240
	Grazziotin SA	6,400	35,129
	Marcopolo SA	2,532,543	1,208,979
	Petroleo Brasileiro SA	4,448,873	29,363,370
	Unipar Carbocloro SA Class B	180,634	2,908,112
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	1,414,811	2,354,327
TOTAL BRAZIL			69,449,114
COLOMBIA — (0.1%)
	Grupo Argos SA	374,078	671,892
	Grupo Aval Acciones y Valores SA	269,502	46,520
	Grupo de Inversiones Suramericana SA	829,737	2,980,627
TOTAL COLOMBIA			3,699,039
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	666,462
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	2,245	120,726
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	4,894,167	1,386,561
TOTAL PREFERRED STOCKS			75,321,902
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	80,109	0
MALAYSIA — (0.0%)
*	Yinson Holdings Bhd	61,748	6,105
TAIWAN — (0.0%)
*	Acon Holding, Inc.	210,205	5,265

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	GMI Technology, Inc.	7,221	$338
*	Unitech Printed Circuit Board Corp.	214,881	21,530
*	Walsin Lihwa Corp.	607,560	18,263
*	YFC-Boneagle Electric Co. Ltd.	1,449	506
TOTAL TAIWAN			45,902
THAILAND — (0.0%)
*	MBK PCL	38,521	13,081
TOTAL RIGHTS/WARRANTS			65,088
TOTAL INVESTMENT SECURITIES (Cost $9,921,667,218)			10,944,978,060

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	15,470,158	178,943,322
TOTAL INVESTMENTS — (100.0%)
(Cost $10,100,603,844)^^			$11,123,921,382
As of July 31, 2022, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	09/16/22	$34,079,581	$32,451,250	$(1,628,331)
S&P 500® Emini Index	239	09/16/22	48,725,211	49,395,325	670,114
Total Futures Contracts			$82,804,792	$81,846,575	$(958,217)
Summary of the Fund's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$466,199,118	$312,252	—	$466,511,370
Chile	—	58,109,496	—	58,109,496
China	250,312,224	2,903,777,914	$11,389,819	3,165,479,957
Colombia	5,604,869	—	—	5,604,869
Czech Republic	—	14,600,492	—	14,600,492
Greece	—	28,756,475	—	28,756,475
Hong Kong	—	1,779,699	1,892	1,781,591
Hungary	—	23,805,359	—	23,805,359
India	88,243,024	1,657,105,709	27,044	1,745,375,777
Indonesia	—	224,061,051	489,117	224,550,168
Malaysia	—	216,438,122	577	216,438,699
Mexico	262,913,839	7,712,908	—	270,626,747
Philippines	—	105,885,922	13,070	105,898,992
Poland	—	82,391,779	—	82,391,779
Qatar	—	65,062,138	—	65,062,138
Saudi Arabia	248,688	398,027,016	—	398,275,704
South Africa	44,950,336	359,345,922	—	404,296,258
South Korea	166,979,536	1,194,092,824	1,298,445	1,362,370,805
Taiwan	23,021,794	1,822,514,436	597,450	1,846,133,680

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Thailand	$221,671,506	$7,471,459	—	$229,142,965
Turkey	—	59,018,758	—	59,018,758
United Arab Emirates	—	95,111,506	—	95,111,506
United Kingdom	—	247,485	—	247,485
Preferred Stocks
Brazil	69,378,701	70,413	—	69,449,114
Colombia	3,699,039	—	—	3,699,039
Philippines	—	666,462	—	666,462
South Korea	—	120,726	—	120,726
Taiwan	—	1,386,561	—	1,386,561
Rights/Warrants
Malaysia	—	6,105	—	6,105
Taiwan	—	45,902	—	45,902
Thailand	—	13,081	—	13,081
Securities Lending Collateral	—	178,943,322	—	178,943,322
Futures Contracts**	(958,217)	—	—	(958,217)
TOTAL	$1,602,264,457	$9,506,881,294	$13,817,414^	$11,122,963,165
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund:
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was $10,272,589 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Fund’s financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Fund could enter, eliminate the asset segregation framework currently used by the Fund to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Fund is required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Fund.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.